UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 20.0%
Banks - 11.3%
Australia & New Zealand Banking Group Ltd.	1,564,030	$34,238,452
Bank Hapoalim BM	1,401,487	8,318,549
BNP Paribas SA	303,330	19,303,288
BOC Hong Kong Holdings Ltd.	7,339,500	26,140,031
Danske Bank A/S	1,054,774	31,910,863
DBS Group Holdings Ltd.	1,166,600	13,918,517
DNB ASA	2,429,130	36,061,147
Erste Group Bank AG (a)	68,378	1,999,178
HSBC Holdings PLC	570,710	4,604,837
ING Groep NV	2,199,480	30,965,926
Itau Unibanco Holding SA (Preference Shares)	1,171,720	12,152,986
KB Financial Group, Inc. (a)	324,560	11,469,771
KBC Group NV	363,000	22,428,963
Mitsubishi UFJ Financial Group, Inc.	7,043,800	43,441,378
Nordea Bank AB	1,091,660	12,096,273
Oversea-Chinese Banking Corp., Ltd.	1,058,800	6,502,769
Royal Bank of Canada	220,890	14,949,744
Sberbank of Russia PJSC (Sponsored ADR)	532,984	6,171,955
Seven Bank Ltd.	2,785,100	7,963,642
Sumitomo Mitsui Financial Group, Inc.	302,500	11,520,096
Swedbank AB-Class A	590,370	14,224,652
Toronto-Dominion Bank (The)	201,450	9,935,589

		380,318,606

Capital Markets - 2.9%
Amundi SA (b)	230,442	12,051,155
Euronext NV (b)	280,020	11,541,317
IG Group Holdings PLC	1,124,310	6,832,916
Partners Group Holding AG	62,060	29,052,619
Thomson Reuters Corp.	263,030	11,511,297
UBS Group AG	1,774,217	27,740,678

		98,729,982

Consumer Finance - 0.4%
Hitachi Capital Corp.	612,400	15,037,343

Diversified Financial Services - 0.5%
GRENKE AG	56,881	8,913,591
ORIX Corp.	513,300	7,989,129

		16,902,720

Insurance - 4.9%
Admiral Group PLC	640,868	14,412,519
AIA Group Ltd.	5,442,200	30,486,329
Direct Line Insurance Group PLC	2,408,704	10,962,362
Dongbu Insurance Co., Ltd. (a)	256,620	13,285,710
Euler Hermes Group	81,622	7,168,454
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	181,510	34,283,234
NN Group NV	445,399	15,077,883
Prudential PLC	1,570,090	31,335,010
Swiss Re AG	51,600	4,882,022

Company	Shares	U.S. $ Value
Tryg A/S	235,890	$4,259,825

		166,153,348

		677,141,999

Consumer Discretionary - 12.3%
Auto Components - 2.8%
Cie Plastic Omnium SA	247,589	7,895,988
Hankook Tire Co., Ltd. (a)	222,470	10,695,390
Magna International, Inc. (New York)-Class A	580,490	25,193,266
Sumitomo Electric Industries Ltd.	1,573,400	22,655,877
Valeo SA	484,687	27,824,817

		94,265,338

Automobiles - 2.7%
Fuji Heavy Industries Ltd.	294,400	11,995,154
Honda Motor Co., Ltd.	1,218,800	35,583,221
Peugeot SA (a)	1,768,250	28,799,783
Tata Motors Ltd. (Sponsored ADR)	474,400	16,314,616

		92,692,774

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	1,155,870	12,895,574
Elior Group (b)	336,090	7,677,739
Merlin Entertainments PLC (b)	772,024	4,261,950
Sodexo SA	109,729	12,598,351
Tabcorp Holdings Ltd.	2,905,480	10,066,036

		47,499,650

Household Durables - 0.9%
Fujitsu General Ltd.	397,000	8,385,098
Panasonic Corp.	2,273,600	23,059,199

		31,444,297

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	562,500	15,482,789

Media - 2.9%
CTS Eventim AG & Co. KGaA	731,940	23,048,947
Informa PLC	1,723,787	14,438,734
Liberty Global PLC-Series C (a)	927,635	27,550,760
Naspers Ltd. - Class N	90,117	13,156,327
WPP PLC	850,500	18,926,530

		97,121,298

Specialty Retail - 0.4%
ABC-Mart, Inc.	244,200	13,814,810
Industria de Diseno Textil SA	22,586	769,414

		14,584,224

Textiles, Apparel & Luxury Goods - 0.7%
HUGO BOSS AG	33,224	2,028,293
Samsonite International SA	5,445,200	15,500,181

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	1,569,000	$5,687,162

		23,215,636

		416,306,006

Information Technology - 12.0%
Communications Equipment - 0.7%
Nokia Oyj	4,674,320	22,418,799

Electronic Equipment, Instruments & Components - 1.3%
Keyence Corp.	41,300	28,259,508
Largan Precision Co., Ltd.	132,000	15,386,097

		43,645,605

Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	107,270	9,419,379
Criteo SA (Sponsored ADR) (a)	575,168	23,627,901
Moneysupermarket.com Group PLC	1,741,400	6,307,245
Tencent Holdings Ltd.	490,400	11,890,781

		51,245,306

IT Services - 0.9%
Amadeus IT Group SA - Class A	412,220	18,695,876
CGI Group, Inc. - Class A (a)	228,680	10,975,414

		29,671,290

Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV	161,176	18,063,057
SCREEN Holdings Co., Ltd.	559,400	34,575,687
SK Hynix, Inc. (a)	66,450	2,445,100
Sumco Corp.	1,721,100	22,127,042
Taiwan Semiconductor Manufacturing Co., Ltd.	458,000	2,565,374
Tokyo Electron Ltd.	95,400	8,972,307

		88,748,567

Software - 4.0%
Check Point Software Technologies Ltd. (a)	82,130	6,936,700
Constellation Software, Inc./Canada	87,710	39,856,720
Dassault Systemes SE	247,018	18,802,027
Nice Ltd.	190,039	13,039,050
Nintendo Co., Ltd.	83,400	17,336,806
Oracle Corp. Japan	241,800	12,163,544
Sage Group PLC (The)	1,521,770	12,267,022
SAP SE	187,331	16,205,077

		136,606,946

Technology Hardware, Storage & Peripherals - 1.0%
Logitech International SA	496,926	12,367,697
Samsung Electronics Co., Ltd.	14,530	21,625,174

		33,992,871

		406,329,384

Industrials - 11.1%
Aerospace & Defense - 2.0%
Airbus Group SE	465,853	30,768,970
BAE Systems PLC	2,910,071	21,166,521

Company	Shares	U.S. $ Value
QinetiQ Group PLC	2,083,920	$6,746,156
Saab AB-Class B	240,310	8,962,110

		67,643,757

Airlines - 2.5%
International Consolidated Airlines Group SA	4,255,550	23,058,287
Japan Airlines Co., Ltd.	1,380,600	40,286,971
Qantas Airways Ltd.	9,615,473	23,034,174

		86,379,432

Commercial Services & Supplies - 1.2%
Babcock International Group PLC	2,498,846	29,309,982
IWG PLC	1,563,669	4,729,814
Rentokil Initial PLC	2,484,990	6,798,385

		40,838,181

Machinery - 1.2%
IHI Corp. (a)	7,641,000	19,789,410
KION Group AG	166,360	9,236,551
Kone Oyj-Class B	270,550	12,089,140

		41,115,101

Professional Services - 2.2%
Experian PLC	857,640	16,605,300
RELX PLC	1,028,630	18,330,691
Teleperformance	264,379	26,505,525
Wolters Kluwer NV	328,000	11,863,480

		73,304,996

Road & Rail - 1.3%
Central Japan Railway Co.	261,200	42,886,314

Trading Companies & Distributors - 0.7%
BOC Aviation Ltd. (b)	1,442,600	7,067,720
Brenntag AG	274,140	15,195,256

		22,262,976

		374,430,757

Consumer Staples - 10.6%
Beverages - 0.2%
Royal Unibrew A/S	152,410	5,876,591

Food & Staples Retailing - 1.9%
CP ALL PCL	1,494,700	2,608,697
Koninklijke Ahold Delhaize NV	2,384,762	50,230,235
Loblaw Cos., Ltd.	97,760	5,157,948
Sugi Holdings Co., Ltd.	105,200	4,990,902

		62,987,782

Food Products - 0.7%
Nestle SA (REG)	118,240	8,470,426
Orkla ASA	422,000	3,818,563
Salmar ASA	377,370	11,268,602

		23,557,591

Company	Shares	U.S. $ Value
Household Products - 1.5%
Henkel AG & Co. KGaA (Preference Shares)	184,550	$21,968,795
Reckitt Benckiser Group PLC	362,457	30,702,978

		52,671,773

Personal Products - 1.1%
Amorepacific Corp. (a)	15,530	4,127,642
LG Household & Health Care Ltd. (a)	5,870	4,164,714
Unilever PLC	707,503	28,611,320

		36,903,676

Tobacco - 5.2%
British American Tobacco PLC	1,887,416	106,969,988
Imperial Brands PLC	875,510	38,155,191
Japan Tobacco, Inc.	902,600	29,626,611

		174,751,790

		356,749,203

Health Care - 9.5%
Health Care Equipment & Supplies - 1.0%
Essilor International SA	241,810	27,282,993
Sartorius AG (Preference Shares)	97,670	7,236,355

		34,519,348

Health Care Providers & Services - 0.6%
Ramsay Health Care Ltd.	377,085	18,539,994

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	71,945	30,651,718

Pharmaceuticals - 7.0%
Indivior PLC	2,343,130	8,537,523
Novartis AG (REG)	101,970	7,415,609
Recordati SpA	320,103	9,070,871
Roche Holding AG	397,539	90,620,036
Sanofi	626,060	50,626,465
Shire PLC	611,335	34,906,755
STADA Arzneimittel AG	136,230	7,037,893
Teva Pharmaceutical Industries Ltd.	11,102	399,752
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	750,618	27,209,903

		235,824,807

		319,535,867

Energy - 7.7%
Energy Equipment & Services - 0.4%
Petrofac Ltd.	1,299,540	13,907,152

Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	497,160	15,844,395
JX Holdings, Inc.	6,784,400	28,666,921
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,185,090	86,875,159
Royal Dutch Shell PLC-Class A	824,150	22,749,434
Royal Dutch Shell PLC-Class B	608,825	17,492,698
TOTAL SA	1,136,292	58,282,805

Company	Shares	U.S. $ Value
YPF SA (Sponsored ADR)	926,904	$15,293,916

		245,205,328

		259,112,480

Telecommunication Services - 6.4%
Diversified Telecommunication Services - 5.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,912,217	7,420,788
BT Group PLC	11,687,400	52,760,417
China Unicom Hong Kong Ltd.	12,900,000	14,929,924
HKT Trust & HKT Ltd.-Class SS	6,732,000	8,237,031
Nippon Telegraph & Telephone Corp.	1,471,100	61,926,155
TDC A/S (a)	6,074,930	31,142,343

		176,416,658

Wireless Telecommunication Services - 1.2%
Tower Bersama Infrastructure Tbk PT	11,057,300	4,087,241
Vodafone Group PLC	14,925,312	36,729,355

		40,816,596

		217,233,254

Materials - 5.7%
Chemicals - 2.8%
Air Water, Inc.	861,200	15,513,402
Arkema SA	244,747	23,924,181
Covestro AG (b)	256,920	17,585,566
Givaudan SA (REG)	4,700	8,601,807
Johnson Matthey PLC	650,480	25,451,485
Nippon Shokubai Co., Ltd.	50,800	3,163,675

		94,240,116

Construction Materials - 0.5%
Buzzi Unicem SpA	750,570	17,759,871

Containers & Packaging - 0.5%
Amcor Ltd./Australia	1,400,230	15,070,423

Metals & Mining - 1.9%
BHP Billiton PLC	1,969,700	31,363,559
BlueScope Steel Ltd.	1,131,116	7,517,468
Gerdau SA (Preference Shares)	2,920,300	9,627,341
MMC Norilsk Nickel PJSC (ADR)	959,046	16,086,933

		64,595,301

		191,665,711

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Ayala Land, Inc.	5,120,600	3,289,973
Daito Trust Construction Co., Ltd.	141,900	21,332,919
Global Logistic Properties Ltd.	1,648,400	2,496,031
Sino Land Co., Ltd.	9,572,000	14,272,308

		41,391,231

Utilities - 0.7%
Electric Utilities - 0.4%
EDP-Energias de Portugal SA	4,896,962	14,904,129

Company	Shares	U.S. $ Value
Water Utilities - 0.3%
Pennon Group PLC	1,033,060	$10,514,194

		25,418,323

Total Common Stocks (cost $3,180,784,931)		3,285,314,215

WARRANTS - 0.6%
Financials - 0.4%
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	540,810	10,049,772
Housing Development Finance Corp., Ltd., Merrill Lynch Intl & Co., expiring 5/29/18 (a)	200,930	3,733,845

		13,783,617

Health Care - 0.2%
Pharmaceuticals - 0.2%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	505,142	4,683,815

Total Warrants (cost $15,584,601)		18,467,432

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
State Street Bank & Trust Co. 0.03%, dated 12/31/16 due 1/03/17 in the amount of $82,458,857 (collateralized by $86,070,000 U.S. Treasury Notes, 2.00%, due 2/15/25, value $84,108,034) (cost $82,650,316)	$82,650	82,650,316

Total Investments - 100.2% (cost $3,279,019,848) (c)		3,386,431,963
Other assets less liabilities - (0.2)%		(6,971,705)

Net Assets - 100.0%		$3,379,460,258

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	8,948	USD	11,442	1/17/17	$410,062
Barclays Bank PLC	INR	1,358,748	USD	20,094	1/17/17	118,616
Barclays Bank PLC	JPY	1,902,736	USD	16,751	1/17/17	457,342
Barclays Bank PLC	USD	13,647	HKD	105,786	1/17/17	(4,262)
BNP Paribas SA	GBP	54,195	USD	66,219	1/17/17	(598,534)
BNP Paribas SA	USD	98,693	EUR	86,812	1/17/17	(7,239,114)
BNP Paribas SA	USD	71,100	GBP	56,291	1/17/17	(1,698,244)
BNP Paribas SA	USD	20,758	JPY	2,431,923	4/18/17	160,886
Brown Brothers Harriman & Co.	USD	36,898	JPY	4,285,116	4/18/17	(39,052)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	127,965	USD	39,264	1/04/17	$(53,081)
Citibank, NA	USD	37,224	BRL	127,965	1/04/17	2,092,972
Citibank, NA	CAD	177,910	USD	134,191	1/17/17	1,660,687
Citibank, NA	CHF	12,745	USD	12,653	1/17/17	126,176
Citibank, NA	GBP	19,830	USD	24,737	1/17/17	288,432
Citibank, NA	HKD	227,204	USD	29,326	1/17/17	24,229
Citibank, NA	ILS	127,987	USD	33,644	1/17/17	408,787
Citibank, NA	RUB	757,362	USD	11,834	1/17/17	(486,405)
Citibank, NA	USD	9,152	CAD	12,282	1/17/17	(2,449)
Citibank, NA	USD	80,465	SEK	707,169	1/17/17	(2,769,282)
Credit Suisse International	CHF	36,210	USD	37,290	1/17/17	1,699,840
Credit Suisse International	EUR	11,346	USD	12,629	1/17/17	676,519
Credit Suisse International	JPY	4,260,247	USD	38,554	1/17/17	2,071,536
Credit Suisse International	NOK	77,524	USD	9,401	1/17/17	421,619
Credit Suisse International	SEK	162,500	USD	18,310	1/17/17	455,992
Credit Suisse International	USD	23,269	AUD	30,572	1/17/17	(1,214,517)
Credit Suisse International	USD	102,178	CHF	99,706	1/17/17	(4,179,482)
Credit Suisse International	USD	85,323	JPY	8,712,089	1/17/17	(10,718,071)
Credit Suisse International	USD	67,502	NOK	551,909	1/17/17	(3,577,746)
Goldman Sachs Bank USA	BRL	127,965	USD	37,369	1/04/17	(1,948,398)
Goldman Sachs Bank USA	USD	39,264	BRL	127,965	1/04/17	53,080
Goldman Sachs Bank USA	BRL	160,134	USD	48,528	1/17/17	(487,677)
Goldman Sachs Bank USA	CNY	121,804	USD	18,073	1/17/17	651,137
Goldman Sachs Bank USA	USD	32,067	BRL	106,286	1/17/17	466,539
Goldman Sachs Bank USA	USD	26,290	RUB	1,702,302	1/17/17	1,401,370
HSBC Bank USA	USD	14,121	KRW	16,743,478	1/17/17	(252,202)
JPMorgan Chase Bank, NA	ILS	46,977	USD	12,184	1/17/17	(14,418)
JPMorgan Chase Bank, NA	KRW	100,637,117	USD	88,711	1/17/17	5,351,123
JPMorgan Chase Bank, NA	NOK	167,777	USD	20,015	1/17/17	582,267
JPMorgan Chase Bank, NA	SEK	307,819	USD	34,520	1/17/17	700,279
JPMorgan Chase Bank, NA	TWD	610,105	USD	19,102	1/17/17	267,171
JPMorgan Chase Bank, NA	USD	11,928	GBP	8,948	1/17/17	(895,511)
JPMorgan Chase Bank, NA	USD	55,046	JPY	5,682,087	1/17/17	(6,387,900)
JPMorgan Chase Bank, NA	USD	11,149	NOK	91,173	1/17/17	(589,385)
JPMorgan Chase Bank, NA	USD	12,187	TWD	380,533	1/17/17	(439,450)
JPMorgan Chase Bank, NA	USD	36,748	JPY	4,162,145	4/18/17	(946,718)
Morgan Stanley & Co., Inc.	GBP	27,049	USD	33,604	1/17/17	254,960
Morgan Stanley & Co., Inc.	JPY	3,573,727	USD	33,140	1/17/17	2,536,615
Morgan Stanley & Co., Inc.	USD	6,606	BRL	22,711	1/17/17	345,828
Morgan Stanley & Co., Inc.	USD	19,320	CHF	18,985	1/17/17	(660,607)
Nomura Global Financial Products, Inc.	CNY	95,119	USD	14,149	1/17/17	544,176
Nomura Global Financial Products, Inc.	USD	20,148	INR	1,358,748	1/17/17	(172,248)
Nomura Global Financial Products, Inc.	USD	9,359	KRW	11,181,900	1/17/17	(96,603)
Royal Bank of Scotland PLC	USD	9,397	BRL	31,137	1/17/17	134,123
Royal Bank of Scotland PLC	USD	8,912	INR	599,879	1/17/17	(92,564)
Royal Bank of Scotland PLC	USD	41,289	JPY	4,311,981	1/17/17	(4,364,029)
Standard Chartered Bank	HKD	298,811	USD	38,561	1/17/17	24,550
Standard Chartered Bank	INR	2,595,074	USD	38,570	1/17/17	419,052
Standard Chartered Bank	USD	8,597	AUD	11,404	1/17/17	(370,635)
Standard Chartered Bank	USD	12,726	HKD	98,636	1/17/17	(5,167)
Standard Chartered Bank	USD	7,394	TWD	229,572	1/17/17	(306,553)
Standard Chartered Bank	TWD	385,024	USD	12,123	4/18/17	230,534
State Street Bank & Trust Co.	USD	10,416	EUR	9,235	1/17/17	(687,391)
UBS AG	EUR	14,489	USD	16,094	1/17/17	829,780
UBS AG	USD	25,026	EUR	22,954	1/17/17	(844,669)

						$(26,276,085)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $70,235,219 or 2.1% of net assets.
(c)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $278,434,257 and gross unrealized depreciation of investments was $(171,022,142), resulting in net unrealized appreciation of $107,412,115.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN *

December 31, 2016 (unaudited)

19.5%	United Kingdom
18.4%	Japan
12.5%	France
8.0%	Netherlands
5.9%	Switzerland
4.9%	Germany
4.6%	Australia
3.7%	Canada
3.0%	Hong Kong
2.2%	Denmark
2.1%	South Korea
1.9%	Israel
1.6%	Norway
11.7%	Other

100.0%	Total Investments

*	All data are as of December 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Austria, Belgium, Brazil, China, Finland, India, Indonesia, Ireland, Italy, Philippines, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Taiwan, Thailand and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$42,568,585		$634,573,414		$	– 0	–	$677,141,999
Consumer Discretionary	69,058,642		347,247,364			– 0	–	416,306,006
Information Technology	90,816,114		315,513,270			– 0	–	406,329,384
Industrials	– 0	–	374,430,757			– 0	–	374,430,757
Consumer Staples	5,157,948		351,591,255			– 0	–	356,749,203
Health Care	36,280,774		283,255,093			– 0	–	319,535,867
Energy	31,138,311		227,974,169			– 0	–	259,112,480
Telecommunication Services	4,087,241		213,146,013			– 0	–	217,233,254
Materials	7,646,385		184,019,326			– 0	–	191,665,711
Real Estate	– 0	–	41,391,231			– 0	–	41,391,231
Utilities	– 0	–	25,418,323			– 0	–	25,418,323
Warrants	– 0	–	18,467,432			– 0	–	18,467,432
Short-Term Investments	82,650,316		– 0	–		– 0	–	82,650,316

Total Investments in Securities	369,404,316		3,017,027,647	(a)		– 0	–	3,386,431,963

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	25,866,279			– 0	–	25,866,279
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(52,142,364)			– 0	–	(52,142,364)

Total (c)(d)	$369,404,316		$2,990,751,562		$	– 0	–	$3,360,155,878

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	An amount of $64,881,453 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(d)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Financials - 20.2%
Banks - 11.3%
Australia & New Zealand Banking Group Ltd.	655,596	$14,351,766
Bank Hapoalim BM	591,024	3,508,032
BNP Paribas SA	127,840	8,135,471
BOC Hong Kong Holdings Ltd.	3,824,500	13,621,166
Danske Bank A/S	436,330	13,200,616
DBS Group Holdings Ltd.	474,300	5,658,797
DNB ASA	1,030,840	15,303,122
HSBC Holdings PLC	244,400	1,971,968
ING Groep NV	921,450	12,972,863
Itau Unibanco Holding SA (Preference Shares)	495,880	5,143,228
KB Financial Group, Inc. (a)	128,690	4,547,834
KBC Group NV	146,890	9,076,007
Mitsubishi UFJ Financial Group, Inc.	2,973,600	18,339,147
Nordea Bank AB	463,370	5,134,428
Oversea-Chinese Banking Corp., Ltd.	446,600	2,742,856
Royal Bank of Canada	89,800	6,077,627
Sberbank of Russia PJSC (Sponsored ADR)	213,429	2,471,508
Seven Bank Ltd.	1,189,300	3,400,653
Sumitomo Mitsui Financial Group, Inc.	123,100	4,688,013
Swedbank AB-Class A	240,010	5,782,914
Toronto-Dominion Bank (The)	85,520	4,217,878

		160,345,894

Capital Markets - 2.9%
Amundi SA (b)	98,229	5,136,967
Euronext NV (b)	118,760	4,894,818
IG Group Holdings PLC	476,880	2,898,205
Partners Group Holding AG	25,277	11,833,114
Thomson Reuters Corp.	111,570	4,882,771
UBS Group AG	761,563	11,907,379

		41,553,254

Consumer Finance - 0.5%
Hitachi Capital Corp.	258,500	6,347,409

Diversified Financial Services - 0.5%
GRENKE AG	22,913	3,590,603
ORIX Corp.	216,500	3,369,660

		6,960,263

Insurance - 5.0%
Admiral Group PLC	274,983	6,184,109
AIA Group Ltd.	2,346,600	13,145,276
Direct Line Insurance Group PLC	1,021,658	4,649,714
Dongbu Insurance Co., Ltd. (a)	104,020	5,385,315
Euler Hermes Group	34,429	3,023,728
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	76,900	14,524,713
NN Group NV	181,072	6,129,745
Prudential PLC	673,780	13,446,938
Swiss Re AG	21,920	2,073,913

Company	Shares	U.S. $ Value
Tryg A/S	99,500	$1,796,823

		70,360,274

		285,567,094

Consumer Discretionary - 12.4%
Auto Components - 2.8%
Cie Plastic Omnium SA	103,635	3,305,077
Hankook Tire Co., Ltd. (a)	94,230	4,530,168
Magna International, Inc. (New York)-Class A	239,050	10,374,770
Sumitomo Electric Industries Ltd.	661,200	9,520,825
Valeo SA	199,722	11,465,602

		39,196,442

Automobiles - 2.8%
Fuji Heavy Industries Ltd.	124,200	5,060,456
Honda Motor Co., Ltd.	520,100	15,184,471
Peugeot SA (a)	749,780	12,211,792
Tata Motors Ltd. (Sponsored ADR)	200,700	6,902,073

		39,358,792

Hotels, Restaurants & Leisure - 1.4%
Aristocrat Leisure Ltd.	490,270	5,469,744
Elior Group (b)	143,030	3,267,419
Merlin Entertainments PLC (b)	327,805	1,809,644
Sodexo SA	46,249	5,310,002
Tabcorp Holdings Ltd.	1,168,420	4,047,991

		19,904,800

Household Durables - 0.9%
Fujitsu General Ltd.	167,000	3,527,233
Panasonic Corp.	941,300	9,546,808

		13,074,041

Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	228,000	6,275,690

Media - 2.9%
CTS Eventim AG & Co. KGaA	317,637	10,002,457
Informa PLC	720,327	6,033,582
Liberty Global PLC-Class A (a)	10,310	315,383
Liberty Global PLC-Series C (a)	381,437	11,328,679
Naspers Ltd.-Class N	37,621	5,492,351
WPP PLC	345,770	7,694,563

		40,867,015

Specialty Retail - 0.4%
ABC-Mart, Inc.	103,300	5,843,857
Industria de Diseno Textil SA	9,601	327,067

		6,170,924

Textiles, Apparel & Luxury Goods - 0.8%
HUGO BOSS AG	31,590	1,928,539
Samsonite International SA	2,266,300	6,451,198

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	665,500	$2,412,241

		10,791,978

		175,639,682

Information Technology - 12.0%
Communications Equipment - 0.3%
Nokia Oyj	885,790	4,248,393

Electronic Equipment, Instruments & Components - 1.4%
Keyence Corp.	19,600	13,411,292
Largan Precision Co., Ltd.	56,000	6,527,435

		19,938,727

Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	45,300	3,977,793
Criteo SA (Sponsored ADR) (a)	246,730	10,135,668
Moneysupermarket.com Group PLC	743,610	2,693,310
Tencent Holdings Ltd.	211,000	5,116,140

		21,922,911

IT Services - 0.9%
Amadeus IT Group SA-Class A	171,550	7,780,500
CGI Group, Inc.-Class A (a)	97,340	4,671,798

		12,452,298

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	69,170	7,751,908
SCREEN Holdings Co., Ltd.	234,800	14,512,641
SK Hynix, Inc. (a)	28,120	1,034,706
Sumco Corp.	747,800	9,613,969
Taiwan Semiconductor Manufacturing Co., Ltd.	194,000	1,086,643
Tokyo Electron Ltd.	40,200	3,780,784

		37,780,651

Software - 4.1%
Check Point Software Technologies Ltd. (a)	33,230	2,806,606
Constellation Software, Inc./Canada	37,250	16,926,950
Dassault Systemes SE	104,653	7,965,770
Nice Ltd.	80,603	5,530,373
Nintendo Co., Ltd.	36,600	7,608,239
Oracle Corp. Japan	102,700	5,166,236
Sage Group PLC (The)	645,930	5,206,856
SAP SE	77,511	6,705,093

		57,916,123

Technology Hardware, Storage & Peripherals - 1.1%
Logitech International SA	210,814	5,246,825
Samsung Electronics Co., Ltd.	4,030	5,997,898
Samsung Electronics Co., Ltd. (GDR) (London) (b)	5,210	3,873,679

		15,118,402

		169,377,505

Company	Shares	U.S. $ Value
Industrials - 11.2%
Aerospace & Defense - 2.0%
Airbus Group SE	195,727	$12,927,508
BAE Systems PLC	1,221,650	8,885,721
QinetiQ Group PLC	878,790	2,844,857
Saab AB-Class B	101,370	3,780,488

		28,438,574

Airlines - 2.6%
International Consolidated Airlines Group SA	1,730,280	9,375,355
Japan Airlines Co., Ltd.	580,900	16,951,109
Qantas Airways Ltd.	4,048,186	9,697,560

		36,024,024

Commercial Services & Supplies - 1.2%
Babcock International Group PLC	1,061,179	12,447,000
IWG PLC	664,071	2,008,694
Rentokil Initial PLC	1,042,350	2,851,640

		17,307,334

Machinery - 1.2%
IHI Corp. (a)	3,233,000	8,373,140
KION Group AG	70,450	3,911,487
Kone Oyj-Class B	110,120	4,920,555

		17,205,182

Professional Services - 2.2%
Experian PLC	364,690	7,060,989
RELX PLC	436,260	7,774,367
Teleperformance	112,993	11,328,202
Wolters Kluwer NV	139,120	5,031,852

		31,195,410

Road & Rail - 1.3%
Central Japan Railway Co.	111,500	18,307,137

Trading Companies & Distributors - 0.7%
BOC Aviation Ltd. (b)	619,200	3,033,642
Brenntag AG	117,490	6,512,332

		9,545,974

		158,023,635

Consumer Staples - 10.6%
Beverages - 0.2%
Royal Unibrew A/S	64,040	2,469,240

Food & Staples Retailing - 1.9%
CP ALL PCL	630,100	1,099,712
Koninklijke Ahold Delhaize NV	1,009,640	21,266,044
Loblaw Cos., Ltd.	41,490	2,189,068
Sugi Holdings Co., Ltd.	44,800	2,125,403

		26,680,227

Food Products - 0.6%
Nestle SA (REG)	50,190	3,595,489
Orkla ASA	107,180	969,843

Company	Shares	U.S. $ Value
Salmar ASA	159,800	$4,771,769

		9,337,101

Household Products - 1.6%
Henkel AG & Co. KGaA (Preference Shares)	78,000	9,285,104
Reckitt Benckiser Group PLC	155,023	13,131,676

		22,416,780

Personal Products - 1.1%
Amorepacific Corp. (a)	6,585	1,750,195
LG Household & Health Care Ltd. (a)	2,480	1,759,539
Unilever PLC	300,380	12,147,324

		15,657,058

Tobacco - 5.2%
British American Tobacco PLC	803,448	45,535,708
Imperial Brands PLC	370,750	16,157,482
Japan Tobacco, Inc.	381,200	12,512,369

		74,205,559

		150,765,965

Health Care - 9.7%
Health Care Equipment & Supplies - 1.1%
Essilor International SA	108,670	12,261,043
Sartorius AG (Preference Shares)	41,310	3,060,652

		15,321,695

Health Care Providers & Services - 0.5%
Ramsay Health Care Ltd.	161,820	7,956,142

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	30,548	13,014,784

Pharmaceuticals - 7.2%
Indivior PLC	994,560	3,623,819
Novartis AG (REG)	40,700	2,959,844
Recordati SpA	135,031	3,826,421
Roche Holding AG	168,720	38,460,157
Sanofi	289,870	23,440,395
Shire PLC	259,680	14,827,527
STADA Arzneimittel AG	57,450	2,967,973
Teva Pharmaceutical Industries Ltd.	4,710	169,594
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	316,621	11,477,511

		101,753,241

		138,045,862

Energy - 7.7%
Energy Equipment & Services - 0.4%
Petrofac Ltd.	556,796	5,958,606

Oil, Gas & Consumable Fuels - 7.3%
Canadian Natural Resources Ltd.	209,570	6,678,956
JX Holdings, Inc.	2,859,600	12,083,004
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,373,238	37,455,855
Royal Dutch Shell PLC-Class A	350,806	9,683,477

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC-Class B	253,710	$7,289,570
TOTAL SA	451,453	23,155,973
YPF SA (Sponsored ADR)	391,283	6,456,170

		102,803,005

		108,761,611

Telecommunication Services - 6.5%
Diversified Telecommunication Services - 5.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,660,329	3,149,352
BT Group PLC	4,911,840	22,173,514
China Unicom Hong Kong Ltd.	5,534,000	6,404,822
HKT Trust & HKT Ltd.-Class SS	2,857,000	3,495,722
Nippon Telegraph & Telephone Corp.	618,600	26,040,051
TDC A/S (a)	2,537,030	13,005,756

		74,269,217

Wireless Telecommunication Services - 1.2%
Tower Bersama Infrastructure Tbk PT	4,642,500	1,716,062
Vodafone Group PLC	6,319,849	15,552,370

		17,268,432

		91,537,649

Materials - 5.8%
Chemicals - 2.9%
Air Water, Inc.	362,900	6,537,173
Arkema SA	103,729	10,139,578
Covestro AG (b)	104,450	7,149,356
Givaudan SA (REG)	1,980	3,623,740
Johnson Matthey PLC	275,850	10,793,248
Nippon Shokubai Co., Ltd.	41,600	2,590,726

		40,833,821

Construction Materials - 0.5%
Buzzi Unicem SpA	315,893	7,474,611

Containers & Packaging - 0.5%
Amcor Ltd./Australia	593,520	6,387,949

Metals & Mining - 1.9%
BHP Billiton PLC	830,150	13,218,489
BlueScope Steel Ltd.	440,132	2,925,145
Gerdau SA (Preference Shares)	1,182,000	3,896,694
MMC Norilsk Nickel PJSC (ADR)	406,214	6,826,519

		26,866,847

		81,563,228

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Ayala Land, Inc.	1,994,400	1,281,397
Daito Trust Construction Co., Ltd.	60,100	9,035,295
Global Logistic Properties Ltd.	697,333	1,055,912
Sino Land Co., Ltd.	3,938,000	5,871,746

		17,244,350

Company	Shares	U.S. $ Value
Utilities - 0.7%
Electric Utilities - 0.4%
EDP-Energias de Portugal SA	2,084,305	$6,343,678

Water Utilities - 0.3%
Pennon Group PLC	428,924	4,365,468

		10,709,146

Total Common Stocks (cost $1,329,308,232)		1,387,235,727

WARRANTS - 0.7%
Financials - 0.4%
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., Ltd., Deutsche Bank AG, expiring 1/30/17 (a)(b)	206,950	3,845,714
Housing Development Finance Corp., Ltd., Merrill Lynch Intl & Co., expiring 5/29/18 (a)	104,660	1,944,877

		5,790,591

Information Technology - 0.2%
IT Services - 0.2%
HCL Technologies Ltd., Merrill Lynch Intl & Co., expiring 11/29/18 (a)	181,620	2,213,163

Health Care - 0.1%
Pharmaceuticals - 0.1%
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 7/27/18 (a)	182,904	1,695,936

Total Warrants (cost $7,347,532)		9,699,690

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co. 0.03%, dated 12/30/16 due 1/03/17 in the amount of 17,425,071 (collateralized by $18,190,000 U.S. Treasury Notes, 2.00% due 2/15/25, value 17,775,359) (cost $17,425,013)	$17,425	17,425,013

Total Investments - 99.9% (cost $1,354,080,777) (c)		1,414,360,430

Other assets less liabilities - 0.1%		1,948,011

Net Assets - 100.0%		$1,416,308,441

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	710,448	USD	10,477	3/16/17	$100,991
Citibank, NA	BRL	54,320	USD	16,667	1/04/17	(22,532)
Citibank, NA	USD	15,801	BRL	54,320	1/04/17	888,448
Citibank, NA	CAD	70,431	USD	53,326	3/16/17	824,365
Citibank, NA	GBP	6,628	USD	8,277	3/16/17	94,123
Citibank, NA	ILS	71,324	USD	18,748	3/16/17	195,178
Citibank, NA	USD	43,365	EUR	40,694	3/16/17	(376,295)
Credit Suisse International	NOK	83,241	USD	9,950	3/16/17	305,486
Credit Suisse International	USD	30,747	CHF	30,126	3/16/17	(1,031,007)
Credit Suisse International	USD	13,252	JPY	1,504,329	3/16/17	(335,420)
Credit Suisse International	USD	28,615	NOK	233,887	3/16/17	(1,517,849)
Credit Suisse International	USD	11,046	SEK	100,469	3/16/17	27,995
Deutsche Bank AG	USD	8,356	JPY	869,723	3/16/17	(888,495)
Goldman Sachs Bank USA	BRL	54,320	USD	15,863	1/04/17	(827,077)
Goldman Sachs Bank USA	USD	16,667	BRL	54,320	1/04/17	22,532
Goldman Sachs Bank USA	BRL	9,598	USD	2,851	3/16/17	(41,041)
Goldman Sachs Bank USA	USD	4,193	KRW	4,983,894	3/16/17	(65,361)
JPMorgan Chase Bank, NA	GBP	14,551	USD	18,124	3/16/17	160,031
Morgan Stanley & Co., Inc.	USD	2,748	BRL	9,598	3/16/17	143,869
Nomura Global Financial Products, Inc.	CNY	81,286	USD	11,648	3/16/17	197,021
Royal Bank of Scotland PLC	USD	15,671	JPY	1,632,646	3/16/17	(1,652,864)
Societe Generale	USD	3,699	NZD	5,170	3/16/17	(114,712)
Standard Chartered Bank	INR	258,976	USD	3,807	3/16/17	24,183
Standard Chartered Bank	KRW	38,838,043	USD	33,347	3/16/17	1,184,027
Standard Chartered Bank	TWD	158,541	USD	4,989	3/16/17	94,976
Standard Chartered Bank	USD	6,214	RUB	407,870	3/16/17	327,948
State Street Bank & Trust Co.	GBP	4,574	USD	5,758	3/16/17	111,557
State Street Bank & Trust Co.	HKD	165,645	USD	21,372	3/16/17	4,456
State Street Bank & Trust Co.	USD	13,083	AUD	17,623	3/16/17	(386,908)
UBS AG	USD	14,540	JPY	1,705,394	3/16/17	102,621
UBS AG	USD	11,143	JPY	1,143,736	3/16/17	(1,323,266)

						$(3,773,020)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $33,011,239 or 2.3% of net assets.
(c)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,838,018 and gross unrealized depreciation of investments was $(63,558,365), resulting in net unrealized appreciation of $60,279,653.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Sanford C. Bernstein Fund, Inc.

International Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$17,649,784		$267,917,310		$	– 0	–	$285,567,094
Consumer Discretionary	28,920,905		146,718,777			– 0	–	175,639,682
Information Technology	38,518,815		130,858,690			– 0	–	169,377,505
Industrials	– 0	–	158,023,635			– 0	–	158,023,635
Consumer Staples	2,189,068		148,576,897			– 0	–	150,765,965
Health Care	15,303,932		122,741,930			– 0	–	138,045,862
Energy	13,135,126		95,626,485			– 0	–	108,761,611
Telecommunication Services	1,716,062		89,821,587			– 0	–	91,537,649
Materials	4,018,162		77,545,066			– 0	–	81,563,228
Real Estate	– 0	–	17,244,350			– 0	–	17,244,350
Utilities	– 0	–	10,709,146			– 0	–	10,709,146
Warrants	– 0	–	9,699,690			– 0	–	9,699,690
Short-Term Investments	17,425,013		– 0	–		– 0	–	17,425,013

Total Investments in Securities	138,876,867		1,275,483,563	(a)		– 0	–	1,414,360,430

Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,809,807			– 0	–	4,809,807
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(8,582,827)			– 0	–	(8,582,827)

Total (c)(d)	$138,876,867		$1,271,710,543		$	– 0	–	$1,410,587,410

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	An amount of $27,451,676 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Financials - 26.6%
Banks - 17.7%
Abu Dhabi Commercial Bank PJSC	5,097,240	$9,562,394
Agricultural Bank of China Ltd.-Class H	10,863,000	4,433,373
Axis Bank Ltd.	614,860	4,060,571
Banco Davivienda SA (Preference Shares)	1,065,911	10,652,009
Bangkok Bank PCL (NVDR)	996,700	4,425,310
Bank Mandiri Persero Tbk PT	16,170,000	13,839,633
Bank of China Ltd.-Class H	17,117,000	7,547,329
BGEO Group PLC	43,680	1,606,324
China CITIC Bank Corp., Ltd.-Class H	14,015,000	8,868,483
China Construction Bank Corp.-Class H	16,767,000	12,840,668
China Development Financial Holding Corp.	8,625,000	2,147,141
Chongqing Rural Commercial Bank Co., Ltd.-Class H	5,754,000	3,365,991
Credicorp Ltd.	127,113	20,066,058
HDFC Bank Ltd.	672,007	13,079,730
ICICI Bank Ltd. (Sponsored ADR)	418,600	3,135,314
Industrial & Commercial Bank of China Ltd.-Class H	27,179,000	16,204,989
Itau Unibanco Holding SA (Preference Shares)	1,617,940	16,781,144
Kasikornbank PCL	1,176,400	5,830,999
KB Financial Group, Inc. (a)	510,107	18,026,899
OTP Bank PLC	242,400	6,921,576
Punjab National Bank (a)	2,003,489	3,376,302
Sberbank of Russia PJSC (Sponsored ADR)	1,202,731	13,913,413
Shinhan Financial Group Co., Ltd. (a)	205,340	7,700,487
State Bank of India	862,650	3,164,935

		211,551,072

Capital Markets - 0.9%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	2,069,100	10,468,492

Consumer Finance - 0.3%
Gentera SAB de CV	1,527,310	2,456,410
KRUK SA	25,540	1,446,472

		3,902,882

Diversified Financial Services - 1.5%
Cielo SA	882,100	7,542,826
Haci Omer Sabanci Holding AS	3,029,144	7,841,674
Power Finance Corp. Ltd.	1,862,690	3,327,768

		18,712,268

Insurance - 4.7%
AIA Group Ltd.	2,664,200	14,924,420
BB Seguridade Participacoes SA	735,700	6,385,234
China Pacific Insurance Group Co., Ltd.-Class H	923,400	3,196,620
Dongbu Insurance Co., Ltd. (a)	134,550	6,965,912
Hyundai Marine & Fire Insurance Co., Ltd. (a)	40,130	1,044,580
New China Life Insurance Co., Ltd.-Class H	2,688,600	12,242,859
PICC Property & Casualty Co., Ltd.-Class H	7,274,000	11,250,488

		56,010,113

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp., Ltd.	965,542	$17,889,822

		318,534,649

Information Technology - 24.9%
Electronic Equipment, Instruments & Components - 1.4%
Largan Precision Co., Ltd.	147,000	17,134,518

Internet Software & Services - 6.2%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	362,300	31,813,563
NetEase, Inc. (ADR)	30,910	6,656,159
Tencent Holdings Ltd.	1,489,000	36,103,942

		74,573,664

IT Services - 1.1%
HCL Technologies Ltd.	958,859	11,636,721
Tata Consultancy Services Ltd.	48,510	1,688,179

		13,324,900

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Semiconductor Engineering, Inc.	5,076,794	5,175,721
Advanced Semiconductor Engineering, Inc. (ADR)	30,134	151,875
Chipbond Technology Corp.	4,284,000	6,107,847
Hua Hong Semiconductor Ltd.(b)	4,067,000	4,525,702
Realtek Semiconductor Corp.	2,121,000	6,698,661
SK Hynix, Inc.(a)	527,690	19,416,923
Taiwan Semiconductor Manufacturing Co., Ltd.	9,413,120	52,725,273
Win Semiconductors Corp.	1,747,285	4,901,069

		99,703,071

Technology Hardware, Storage & Peripherals - 7.8%
Quanta Computer, Inc.	1,213,000	2,260,294
Samsung Electronics Co., Ltd.	44,994	66,965,113
Samsung Electronics Co., Ltd. (Preference Shares)	14,520	17,192,196
Wistron Corp.	8,306,566	6,401,486

		92,819,089

		297,555,242

Consumer Discretionary - 11.4%
Auto Components - 0.9%
Hankook Tire Co., Ltd. (a)	235,930	11,342,488

Automobiles - 1.1%
Tata Motors Ltd.	888,364	6,128,811
Tata Motors Ltd.-Class A	1,639,603	7,174,446

		13,303,257

Diversified Consumer Services - 2.7%
China Distance Education Holdings Ltd. (ADR)	55,351	618,824
Kroton Educacional SA	1,836,800	7,501,582
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	376,942	15,869,259
Tarena International, Inc. (ADR)	580,897	8,707,646

		32,697,311

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 0.8%
IMAX China Holding, Inc. (a)(b)	1,162,700	$5,679,844
Premium Leisure Corp.	158,838,000	3,736,586

		9,416,430

Household Durables - 1.1%
Basso Industry Corp.	1,621,000	4,678,063
Cuckoo Electronics Co., Ltd. (a)	25,198	2,686,859
Skyworth Digital Holdings Ltd.	9,921,314	5,628,600

		12,993,522

Internet & Direct Marketing Retail - 0.5%
Ctrip.com International Ltd. (ADR) (a)	142,450	5,698,000

Media - 2.9%
Megacable Holdings SAB de CV	841,810	2,840,598
Naspers Ltd.-Class N	183,983	26,859,977
Sun TV Network Ltd.	614,750	4,441,880

		34,142,455

Multiline Retail - 0.5%
Lotte Shopping Co., Ltd. (a)	29,722	5,451,334

Textiles, Apparel & Luxury Goods - 0.9%
Li Ning Co., Ltd. (a)	1,139,000	713,227
Welspun India Ltd.	4,511,010	4,441,309
Yue Yuen Industrial Holdings Ltd.	1,612,500	5,844,837

		10,999,373

		136,044,170

Energy - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
CNOOC Ltd.	19,611,000	24,371,267
Cosan SA Industria e Comercio	907,500	10,614,762
Gran Tierra Energy, Inc. (a)	832,930	2,518,673
KazMunaiGas Exploration Production JSC (GDR) (a)(b)	220,704	1,697,214
LUKOIL PJSC (Sponsored ADR)	539,220	30,260,399
Novatek PJSC (Sponsored GDR) (b)	90,090	11,666,787
Tatneft PJSC (Sponsored ADR)	203,037	8,464,613
YPF SA (Sponsored ADR)	844,089	13,927,468

		103,521,183

Consumer Staples - 8.5%
Food & Staples Retailing - 3.4%
BIM Birlesik Magazalar AS	98,020	1,360,234
Lenta Ltd. (GDR) (a)(b)	1,490,724	12,223,937
X5 Retail Group NV (GDR) (a)(b)	837,856	27,188,427

		40,772,598

Food Products - 2.2%
BRF SA	199,500	2,952,314
Gruma SAB de CV-Class B	252,795	3,212,124
Industrias Bachoco SAB de CV	739,600	3,025,525
JBS SA	1,333,800	4,664,436

Company	Shares	U.S. $ Value
MHP SA (GDR) (b)	178,090	$1,565,411
WH Group Ltd. (b)	13,881,500	11,189,830

		26,609,640

Personal Products - 1.9%
Amorepacific Corp. (a)	37,850	10,059,964
AMOREPACIFIC Group (a)	29,595	3,252,675
LG Household & Health Care Ltd. (a)	12,550	8,904,117

		22,216,756

Tobacco - 1.0%
Gudang Garam Tbk PT	199,000	941,894
ITC Ltd.	3,130,069	11,078,971

		12,020,865

		101,619,859

Materials - 5.1%
Chemicals - 1.2%
Kumho Petrochemical Co., Ltd. (a)	70,710	4,794,189
LG Chem Ltd. (a)	31,530	6,799,343
PTT Global Chemical PCL	1,907,600	3,355,965

		14,949,497

Construction Materials - 0.9%
Grasim Industries Ltd. (GDR) (b)	823,327	10,448,019

Metals & Mining - 2.6%
Gerdau SA (Preference Shares)	2,106,200	6,943,501
MMC Norilsk Nickel PJSC (ADR)	410,680	6,846,687
Novolipetsk Steel PJSC (GDR) (b)	676,840	12,500,873
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	0
Severstal PJSC (GDR) (b)	285,640	4,305,318

		30,596,379

Paper & Forest Products - 0.4%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	1
Nine Dragons Paper Holdings Ltd.	5,253,000	4,743,422

		4,743,423

		60,737,318

Health Care - 3.6%
Biotechnology - 1.4%
Biocon Ltd.	216,496	3,012,011
China Biologic Products, Inc. (a)	126,570	13,608,806

		16,620,817

Health Care Providers & Services - 0.8%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	4,106,100	9,371,395

Pharmaceuticals - 1.4%
Aurobindo Pharma Ltd.	270,600	2,656,851
Sun Pharmaceutical Industries Ltd.	1,364,559	12,609,962

Company	Shares	U.S. $ Value
Torrent Pharmaceuticals Ltd.	73,437	$1,422,933

		16,689,746

		42,681,958

Industrials - 3.1%
Airlines - 0.1%
Air Arabia PJSC	4,170,300	1,509,635

Construction & Engineering - 1.3%
GS Engineering & Construction Corp. (a)	112,430	2,458,262
Hyundai Engineering & Construction Co., Ltd. (a)	34,670	1,226,462
IRB Infrastructure Developers Ltd.	4,226,979	12,179,905

		15,864,629

Industrial Conglomerates - 1.0%
Bidvest Group Ltd. (The)	424,661	5,591,661
SM Investments Corp.	504,775	6,646,185

		12,237,846

Professional Services - 0.3%
51job, Inc. (ADR) (a)	97,746	3,303,815

Trading Companies & Distributors - 0.4%
BOC Aviation Ltd. (b)	845,400	4,141,863

		37,057,788

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.8%
China Unicom Hong Kong Ltd.	9,930,000	11,492,569
Chunghwa Telecom Co., Ltd.	1,083,000	3,400,702
KT Corp. (a)	28,332	689,335
KT Corp. (Sponsored ADR)	385,210	5,427,609

		21,010,215

Wireless Telecommunication Services - 1.0%
TIM Participacoes SA	1,589,800	3,819,994
Tower Bersama Infrastructure Tbk PT	22,173,700	8,196,328

		12,016,322

		33,026,537

Real Estate - 2.6%
Real Estate Management & Development - 2.6%
Aldar Properties PJSC	9,663,200	6,900,799
Ayala Land, Inc.	13,762,700	8,842,501
China Resources Land Ltd.	610,000	1,364,978
CIFI Holdings Group Co., Ltd.	26,640,000	7,150,029
Global Logistic Properties Ltd.	2,143,000	3,244,962
Kaisa Group Holdings Ltd. (a)(c)(d)	4,618,000	104,217
SM Prime Holdings, Inc.	6,282,500	3,576,917

		31,184,403

Utilities - 2.3%
Electric Utilities - 1.0%
Centrais Eletricas Brasileiras SA (a)	1,283,300	8,979,521

Company	Shares	U.S. $ Value
Centrais Eletricas Brasileiras SA (Preference Shares) (a)	132,700	$1,053,854
Korea Electric Power Corp. (a)	55,740	2,033,285

		12,066,660

Independent Power and Renewable Electricity Producers - 0.4%
Huaneng Renewables Corp., Ltd.-Class H	13,252,000	4,284,198

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	715,600	6,316,003
Cia de Saneamento de Minas Gerais-COPASA	440,329	4,932,122

		11,248,125

		27,598,983

Total Common Stocks (cost $1,127,593,644)		1,189,562,090

WARRANTS - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 9/10/18 (a) (cost $3,799,631)	1,771,720	3,423,613

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
State Street Bank & Trust Co. 0.03%, dated 12/31/16 due 1/03/17 in the amount of $2,175,171 (collateralized by $2,275,000 U.S. Treasury Notes, 2.00%, due 2/15/25, value $2,223,141) (cost $2,175,171)	$2,175	2,175,171

Total Investments - 100.0% (cost $1,133,568,446) (e)		1,195,160,874
Other assets less liabilities - 0.0%		255,204

Net Assets - 100.0%		$1,195,416,078

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $107,133,225 or 9.0% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $128,191,182 and gross unrealized depreciation of investments was $(66,598,754), resulting in net unrealized appreciation of $61,592,428.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

December 31, 2016 (unaudited)

22.7%	China
17.0%	South Korea
11.5%	India
10.7%	Russia
9.4%	Taiwan
8.3%	Brazil
3.6%	Hong Kong
2.7%	South Africa
1.9%	Indonesia
1.9%	Philippines
1.7%	Peru
1.5%	United Arab Emirates
1.2%	Argentina
1.1%	Thailand
4.8%	Other

100.0%	Total Investments

*	All data are as of December 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Canada, Colombia, Georgia, Hungary, Kazakhstan, Mexico, Poland, Singapore, Turkey, Ukraine and Vietnam.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$56,627,319		$261,907,330		$	– 0	–	$318,534,649
Information Technology	44,729,444		252,825,798			– 0	–	297,555,242
Consumer Discretionary	33,734,327		102,309,843			– 0	–	136,044,170
Energy	56,532,050		46,989,133			– 0	–	103,521,183
Consumer Staples	47,215,424		54,404,435			– 0	–	101,619,859
Materials	9,250,798		51,486,519			1	(a)	60,737,318
Health Care	13,608,806		29,073,152			– 0	–	42,681,958
Industrials	3,303,815		33,753,973			– 0	–	37,057,788
Telecommunication Services	13,623,937		19,402,600			– 0	–	33,026,537
Real Estate	– 0	–	31,080,186			104,217		31,184,403
Utilities	– 0	–	27,598,983			– 0	–	27,598,983
Warrants	– 0	–	3,423,613			– 0	–	3,423,613
Short-Term Investments	2,175,171		– 0	–		– 0	–	2,175,171

Total Investments in Securities	280,801,091		914,255,565	(b)		104,218		1,195,160,874

Other Financial Instruments (c)	– 0	–	– 0	–		– 0	–	– 0	–

Total (d)(e)	$280,801,091		$914,255,565			$104,218		$1,195,160,874

(a)	The Portfolio held a security with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(d)	An amount of $85,821,673 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $47,393,639 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Total
Balance as of 9/30/16	$839,486		$839,486
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(735,268)		(735,268)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$104,218		$104,218

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(735,268)		$(735,268)

(a)	The Portfolio held a security with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.8%
Industrial - 14.7%
Basic - 1.0%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	691	$708,856
Dow Chemical Co. (The)
7.375%, 11/01/29		700	919,798
8.55%, 5/15/19		3,226	3,697,257
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,301,372
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,638,623
International Paper Co.
4.75%, 2/15/22		2,868	3,102,373
LyondellBasell Industries NV
5.75%, 4/15/24		6,074	6,951,256
Minsur SA
6.25%, 2/07/24 (a)		3,473	3,644,448
Mosaic Co. (The)
5.625%, 11/15/43		2,545	2,452,604
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	4,334,771
Vale Overseas Ltd.
6.875%, 11/21/36		1,825	1,797,625

			32,548,983

Capital Goods - 0.2%
General Electric Co. Series D
5.00%, 1/21/21 (b)		1,879	1,949,838
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,700,480

			5,650,318

Communications - Media - 1.5%
21st Century Fox America, Inc.
6.55%, 3/15/33		3,525	4,278,987
CBS Corp.
3.50%, 1/15/25		2,178	2,157,435
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,587,398
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,401	2,259,543
Discovery Communications LLC
3.45%, 3/15/25		4,849	4,628,589
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,475,131
Time Warner Cable LLC
4.00%, 9/01/21		12	12,323
4.125%, 2/15/21		9,385	9,702,607
4.50%, 9/15/42		2,370	2,146,405
8.75%, 2/14/19		10	11,269
Time Warner, Inc.
3.60%, 7/15/25		6,420	6,384,048

	Principal Amount (000)		U.S. $ Value
4.70%, 1/15/21	U.S.$	5,650	$6,039,155
Viacom, Inc.
5.25%, 4/01/44		974	886,088
5.625%, 9/15/19		2,220	2,388,318

			49,957,296

Communications - Telecommunications - 2.2%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,049,517
American Tower Corp.
5.05%, 9/01/20		10,745	11,530,642
AT&T, Inc.
1.40%, 12/01/17		16	15,965
1.75%, 1/15/18		15	15,009
3.40%, 5/15/25		16,815	16,206,684
3.80%, 3/15/22		3,001	3,076,442
4.60%, 2/15/21		3,225	3,411,012
4.75%, 5/15/46		3,104	2,940,789
5.80%, 2/15/19		50	53,761
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	906,794
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	3,856	3,853,686
Telefonica Emisiones SAU
5.462%, 2/16/21		4,705	5,128,789
Verizon Communications, Inc.
3.50%, 11/01/24		10,640	10,605,867
4.862%, 8/21/46		6,641	6,729,286

			71,524,243

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,747,839
3.664%, 9/08/24		6,294	6,141,415
5.00%, 5/15/18		11,532	11,984,400
5.875%, 8/02/21		4,933	5,447,847
General Motors Co.
3.50%, 10/02/18		3,880	3,957,216
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,583,637
3.25%, 5/15/18		428	433,608
4.00%, 1/15/25		1,105	1,078,083
4.30%, 7/13/25		1,405	1,393,749

			40,767,794

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	26,548

Consumer Cyclical - Retailers - 0.5%
CVS Health Corp.
3.875%, 7/20/25		6,152	6,346,403
Kohl’s Corp.
5.55%, 7/17/45		4,380	4,182,852

	Principal Amount (000)		U.S. $ Value
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	U.S.$	6,070	$6,177,894

			16,707,149

Consumer Non-Cyclical - 2.9%
AbbVie, Inc.
3.60%, 5/14/25		4,563	4,519,597
Actavis Funding SCS
3.80%, 3/15/25		7,992	8,001,415
3.85%, 6/15/24		2,531	2,553,569
AstraZeneca PLC
6.45%, 9/15/37		2,470	3,195,407
Baxalta, Inc.
5.25%, 6/23/45		3,510	3,746,630
Bayer US Finance LLC
3.375%, 10/08/24 (a)		2,702	2,688,466
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,867,308
Biogen, Inc.
4.05%, 9/15/25		7,188	7,400,506
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	71,031
Celgene Corp.
3.875%, 8/15/25		7,710	7,820,330
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		6,479	6,445,678
Laboratory Corp. of America Holdings
3.60%, 2/01/25		2,765	2,752,892
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,334,357
Mylan NV
3.95%, 6/15/26 (a)		2,049	1,917,553
Newell Brands, Inc.
3.15%, 4/01/21		8,420	8,569,000
3.85%, 4/01/23		2,457	2,548,663
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		492	495,947
3.90%, 12/15/24		3,115	3,049,339
Reynolds American, Inc.
5.85%, 8/15/45		2,103	2,490,217
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		6,352	6,012,746
3.15%, 10/01/26		4,172	3,846,279
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,805,043
3.95%, 8/15/24		5,908	6,019,035

			97,151,008

Energy - 3.4%
Encana Corp.
3.90%, 11/15/21		3,815	3,842,392
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,159,155
7.50%, 7/01/38		7,035	8,156,843
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	5,323,273
Enterprise Products Operating LLC

	Principal Amount (000)		U.S. $ Value
3.35%, 3/15/23	U.S.$	5	$5,062
3.70%, 2/15/26		7,714	7,741,971
5.20%, 9/01/20		2,133	2,328,931
Halliburton Co.
5.00%, 11/15/45		8,550	9,220,705
Hess Corp.
4.30%, 4/01/27		5,930	5,902,852
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		3,287	3,372,824
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		6,604	6,876,415
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	12,974
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,765,040
8.25%, 3/01/19		10,609	11,917,143
Plains All American Pipeline LP/PAA
Finance Corp.
3.60%, 11/01/24		6,155	5,893,443
Regency Energy Partners LP/Regency
Energy Finance Corp.
4.50%, 11/01/23		1,196	1,213,611
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		8,485	8,794,643
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	10,656,000
Valero Energy Corp.
6.125%, 2/01/20		6,995	7,720,591
Williams Partners LP
4.125%, 11/15/20		4,549	4,729,382

			112,633,250

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		2,242	2,316,280

Technology - 1.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (a)		8,505	9,021,585
Fidelity National Information Services, Inc.
3.50%, 4/15/23		1,145	1,159,579
5.00%, 10/15/25		3	3,267
Hewlett Packard Enterprise Co.
5.15%, 10/15/25		8,640	8,888,953
HP, Inc.
4.65%, 12/09/21		2,366	2,525,459
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,779,351
Lam Research Corp.
2.80%, 6/15/21		2,634	2,619,813
Micron Technology, Inc.
7.50%, 9/15/23 (a)		2,177	2,411,028
Motorola Solutions, Inc.
7.50%, 5/15/25		943	1,123,255
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,457,330

	Principal Amount (000)		U.S. $ Value
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)	U.S.$	5,733	$5,862,428
Total System Services, Inc.
2.375%, 6/01/18		2,940	2,952,169
3.75%, 6/01/23		3,042	3,021,299
Western Digital Corp.
7.375%, 4/01/23 (a)		4,780	5,258,000

			55,083,516

			484,366,385

Financial Institutions - 7.2%
Banking - 5.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		1,171	1,184,770
American Express Co.
2.65%, 12/02/22		17	16,738
Bank of America Corp.
5.625%, 7/01/20		2,100	2,309,061
Series G
3.30%, 1/11/23		2,739	2,748,148
Series L
5.65%, 5/01/18		5,700	5,972,243
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	1,961	2,528,278
Barclays PLC
3.65%, 3/16/25	U.S.$	1,846	1,784,753
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	3,140	3,211,296
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	1,991	2,093,104
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,526,386
Compass Bank
5.50%, 4/01/20		14,784	15,491,710
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,626,405
4.375%, 8/04/25		6,380	6,546,697
Credit Agricole SA
4.375%, 3/17/25 (a)		3,365	3,300,022
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		5,764	5,676,399
3.80%, 6/09/23		7,155	7,147,115
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,700,291
3.75%, 5/22/25		2,661	2,667,921
3.85%, 7/08/24		10,315	10,529,459
5.25%, 7/27/21		6	6,576
5.625%, 1/15/17		10	10,012
Series D
6.00%, 6/15/20		6,177	6,849,929
JPMorgan Chase & Co.
6.125%, 6/27/17		50	51,095
Lloyds Banking Group PLC
3.10%, 7/06/21		600	608,065
4.582%, 12/10/25		1,667	1,675,058
4.65%, 3/24/26		1,678	1,699,633

	Principal Amount (000)		U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	U.S.$	801	$822,823
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		9,248	9,691,747
Morgan Stanley
5.625%, 9/23/19		3,033	3,287,651
7.25%, 4/01/32		15	20,324
Series G
3.75%, 2/25/23		8	8,217
5.50%, 7/24/20		3,953	4,329,361
Murray Street Investment Trust I
4.647%, 3/09/17		1,107	1,112,767
Nationwide Building Society
4.00%, 9/14/26 (a)		8,635	8,219,078
6.25%, 2/25/20 (a)		13,470	15,004,826
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		5	5,410
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	400	429,337
5.179%, 11/19/25	U.S.$	8,200	8,277,105
Santander UK Group Holdings PLC
2.875%, 8/05/21		6,919	6,846,773
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,173,093
Societe Generale SA
4.25%, 8/19/26 (a)		3,450	3,332,265
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,782,093
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		4,794	4,868,767

			176,172,801

Finance - 0.4%
AerCap Aviation Solutions BV
6.375%, 5/30/17		2,700	2,747,925
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		4,965	5,747,325
HSBC Finance Corp.
6.676%, 1/15/21		110	123,645
International Lease Finance Corp.
5.875%, 4/01/19		2,682	2,848,230

			11,467,125

Insurance - 1.1%
American International Group, Inc.
4.875%, 6/01/22		6,703	7,324,871
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,539,798
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		4,804	6,404,813
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,129,053

	Principal Amount (000)		U.S. $ Value
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	942	$1,083,848
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,268,600
MetLife, Inc.
4.75%, 2/08/21		1,570	1,707,307
7.717%, 2/15/19		2,169	2,426,337
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,673	4,037,350
Prudential Financial, Inc.
4.50%, 11/15/20		8	8,572
XLIT Ltd.
5.50%, 3/31/45		1,600	1,518,186
6.25%, 5/15/27		5	5,907

			34,454,642

REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	198,307
Welltower, Inc.
4.00%, 6/01/25		13,765	14,067,706

			14,266,013

			236,360,581

Utility - 0.9%
Electric - 0.9%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	8,442,422
CMS Energy Corp.
5.05%, 3/15/22		1,476	1,616,928
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,362	2,553,478
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,246
Entergy Corp.
4.00%, 7/15/22		6,096	6,374,447
Exelon Corp.
5.10%, 6/15/45		3,355	3,566,368
Exelon Generation Co. LLC
4.25%, 6/15/22		3,830	3,964,280
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,849,435

			30,371,604

Total Corporates - Investment Grade (cost $732,124,158)			751,098,570

MORTGAGE PASS-THROUGHS - 20.0%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.477% (LIBOR 12 Month + 2.07%),
12/01/36 (c)		2	1,663
Series 2007

	Principal Amount (000)			U.S. $ Value
3.258% (LIBOR 12 Month + 2.17%), 3/01/37 (c)	U.S.$	2		$2,473

				4,136

Agency Fixed Rate 15-Year - 2.3%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		0	**	37
Federal National Mortgage Association
2.50%, 1/01/32, TBA		51,093		51,208,756
3.50%, 10/01/25-9/01/30		24,705		25,875,906

				77,084,699

Agency Fixed Rate 30-Year - 17.7%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46-5/01/46		11,291		11,869,115
5.00%, 8/01/33		3		3,195
Series 2007
5.50%, 7/01/35		1,741		1,952,038
Federal National Mortgage Association
4.00%, 10/01/32-12/01/46		110,777		117,334,854
3.50%, 1/01/45-9/01/46		141,515		145,183,499
5.50%, 11/01/33-9/01/36		2,003		2,244,585
6.50%, 8/01/31-8/01/34		7		8,470
4.50%, 1/25/47, TBA		148,079		159,184,925
Series 2012
3.50%, 5/01/42		7		7,272
Series 2003
5.50%, 4/01/33-7/01/33		5,534		6,198,008
Series 2006
5.50%, 4/01/36		847		950,722
Series 2005
5.50%, 2/01/35		4,432		4,964,431
Series 2004
5.50%, 4/01/34-11/01/34		4,740		5,310,712
4.50%, 5/01/44		201		216,188
3.00%, 5/01/45-8/01/45		32,326		32,196,199
Series AS6516
4.00%, 1/01/46		29,826		31,376,389
Government National Mortgage Association
3.00%, 1/01/47, TBA		16,790		17,005,122
Series 1996
8.50%, 11/15/26		0	**	311
3.50%, 1/01/47, TBA		44,140		45,898,705

				581,904,740

Total Mortgage Pass-Throughs (cost $663,321,907)				658,993,575

ASSET-BACKED SECURITIES - 13.7%
Autos - Fixed Rate - 8.0%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		6,239		6,248,671
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		11,565		11,593,337

	Principal Amount (000)		U.S. $ Value
AmeriCredit Automobile Receivables Trust
Series 2014-1, Class A3
0.90%, 2/08/19	U.S.$	646	$645,678
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		323	323,084
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	17,021,025
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,908,491
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		11,267	11,265,258
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		3,627	3,630,969
Series 2015-2, Class A3
1.31%, 8/15/19		4,367	4,363,271
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		1,960	1,964,398
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		5,179	5,186,322
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		5,136	5,145,021
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		1,721	1,722,247
Series 2014-B, Class A
1.11%, 11/15/18 (a)		639	637,355
Series 2016-C, Class E
8.39%, 9/15/23 (a)		4,440	4,540,255
Drive Auto Receivables Trust
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)		3,195	3,195,093
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)		3,554	3,549,495
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		136	135,983
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		2,223	2,218,206
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		6,357	6,352,604
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,185,157
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		3,415	3,405,694
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		8,250	8,257,920

	Principal Amount (000)		U.S. $ Value
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)	U.S.$	3,242	$3,234,861
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,179,861
Series 2016-4, Class A2
1.96%, 2/15/21 (a)		3,415	3,400,043
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,340,174
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		2,559	2,557,716
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,443,337
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,898,415
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,263,694
Series 2016-1, Class A1
1.76%, 2/15/21		4,164	4,157,510
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		11,785	11,810,960
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.65%, 5/15/20 (a)		5,130	5,126,139
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		5,345	5,344,743
Series 2015-1, Class A3
1.41%, 6/15/20		5,832	5,837,560
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		4,800	4,748,626
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		3,400	3,353,793
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		21,065	20,898,167
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		6,609	6,565,397
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		5,547	5,552,980
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		6,490	6,497,248
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		10,620	10,628,901
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)		8,360	8,441,868

	Principal Amount (000)		U.S. $ Value
Series 2015-4,Class A2A
1.20%, 12/17/18	U.S.$	324	$323,849
Series 2016-3, Class A2
1.34%, 11/15/19		6,159	6,150,655
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		2,203	2,203,634
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		4,962	4,966,300

			262,421,965

Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		4,458	4,461,064
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		10,316	10,430,399
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,186,066
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,197,128
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,852,589
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		10,835	10,779,517
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,091,252
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,014,219
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,359,260
Series 2016-B, Class A
1.44%, 6/15/22		6,744	6,714,097

			80,085,591

Autos - Floating Rate - 1.4%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.204% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		10,554	10,554,000
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.214% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(c)		1,593	1,592,884
Series 2014-1, Class A
1.064% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(c)		2,259	2,258,881

	Principal Amount (000)		U.S. $ Value
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.239% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(c)	U.S.$	9,708	$9,707,991
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.912% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)		3,500	3,496,948
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.119% (LIBOR 1 Month + 0.38%),
7/20/19 (c)		6,227	6,227,657
Series 2015-1, Class A
1.239% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		10,924	10,940,573

			44,778,934

Other ABS - Fixed Rate - 1.1%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		2,371	2,372,746
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		6,051	6,059,057
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,413,880
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		3,460	3,460,768
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		1,619	1,619,740
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		2,414	2,411,512
SBA Tower Trust
3.156%, 10/15/20 (a)		7,996	8,040,778
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		5,044	5,062,643

			35,441,124

Credit Cards - Floating Rate - 0.8%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
1.234% (LIBOR 1 Month + 0.53%), 2/18/20 (a)(c)		7,700	7,701,586
Series 2014-1, Class A
1.054% (LIBOR 1 Month + 0.35%), 3/16/20 (c)		1,880	1,880,172
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.054% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		11,732	11,749,667

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.184% (LIBOR 1 Month + 0.48%), 2/15/22 (c)	U.S.$	6,720	$6,732,965

			28,064,390

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.881% (LIBOR 1 Month + 1.13%), 12/25/32 (c)		921	890,857
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.056% (LIBOR 1 Month + 0.30%), 4/25/34 (c)		6	6,018

			896,875

Total Asset-Backed Securities (cost $451,028,716)			451,688,879

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.2%
Non-Agency Fixed Rate CMBS - 7.6%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		603	602,722
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	9,815,913
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,586,621
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.876%, 9/10/45 (a)		5,027	4,689,467
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,478,303
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,096,388
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.761%, 5/15/46		3,374	3,412,126
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class E
4.77%, 10/15/45 (a)		5,302	4,981,505
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		4,659	4,656,956
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,882	3,814,369
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,455,912

	Principal Amount (000)		U.S. $ Value
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.687%, 6/15/39	U.S.$	4,535	$4,580,793
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		9,682	10,094,772
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.685%, 11/10/46 (a)		4,018	4,203,351
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		11,651	11,787,925
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.793%, 8/10/45		5,161	5,193,331
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		658	636,379
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,770,481
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		2,847	2,845,573
Series 2007-CB19, Class AM
5.713%, 2/12/49		4,080	4,119,453
Series 2007-LD12, Class AM
6.039%, 2/15/51		3,522	3,603,099
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		4,115	4,127,206
Series 2007-LDPX, Class A3
5.42%, 1/15/49		12	12,205
Series 2011-C5, Class D
5.408%, 8/15/46 (a)		2,901	2,916,128
Series 2012-C6, Class E
5.142%, 5/15/45 (a)		3,967	3,681,128
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.562%, 8/15/46 (a)		4,210	3,894,970
Series 2015-C31, Class A3
3.801%, 8/15/48		9,747	10,142,207
Series 2015-C32, Class C
4.668%, 11/15/48		5,623	5,118,487
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		2,562	2,298,727
Series 2007-C1, Class AM
5.455%, 2/15/40		2,995	2,997,220
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		3,724	3,721,564
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		6,802	6,801,258
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,094,828

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	420	$419,839
Series 2007-9, Class A4
5.70%, 9/12/49		16,393	16,719,872
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		3,478	3,507,733
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		6,797	6,606,752
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		4,728	4,840,839
Series 2012-C4, Class A5
2.85%, 12/10/45		9,467	9,551,882
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
6.063%, 1/10/45 (a)		2,285	2,437,290
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		338	337,837
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47		5,778	5,653,641
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.80%, 11/15/45 (a)		3,326	3,173,375
Series 2013-C11, Class XA
1.359%, 3/15/45 (a)(d)		93,835	4,840,378
Series 2013-C14, Class A5
3.337%, 6/15/46		9,893	10,168,479
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,173,131

			250,662,415

Non-Agency Floating Rate CMBS - 1.6%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
2.438% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(c)		3,455	3,456,385
Series 2016-IMC, Class C
4.654% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)		2,074	2,075,038
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
4.60% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)		2,270	2,270,179
H/2 Asset Funding NRE
Series 2015-1A
2.406% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(e)		6,843	6,791,689
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A

	Principal Amount (000)		U.S. $ Value
1.624% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(c)	U.S.$	9,634	$9,620,277
Series 2015-SGP, Class A
2.404% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		8,990	9,037,443
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.574% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(c)		3,265	3,252,836
Series 2015-XLF2, Class SNMA
2.654% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		3,265	3,276,408
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.754% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		1,882	1,872,818
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.924% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		11,121	11,019,529

			52,672,602

Total Commercial Mortgage-Backed Securities (cost $309,686,456)			303,335,017

GOVERNMENTS - TREASURIES - 7.6%
United States - 7.6%
U.S. Treasury Bonds
2.25%, 8/15/46		5,000	4,204,100
2.50%, 5/15/46		3,046	2,706,895
3.00%, 5/15/45		23,139	22,826,253
3.375%, 5/15/44		5,710	6,054,525
3.75%, 11/15/43		10,205	11,570,317
4.75%, 2/15/37		3,340	4,347,087
5.375%, 2/15/31		13,172	17,543,457
6.25%, 5/15/30		13,949	19,734,451
8.125%, 8/15/19		299	350,706
U.S. Treasury Notes
0.625%, 5/31/17		56,469	56,473,104
0.875%, 4/30/17		21,255	21,279,395
1.50%, 8/15/26		11,525	10,599,854
1.625%, 5/15/26		35,482	33,086,872
2.00%, 11/15/26		26,631	25,623,252
2.125%, 8/15/21		630	635,980
2.375%, 8/15/24 (f)		12,571	12,629,129

Total Governments - Treasuries (cost $253,423,338)			249,665,377

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
Risk Share Floating Rate - 4.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.256% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(e)		3,236	3,279,374

	Principal Amount (000)		U.S. $ Value
Bellemeade Re Ltd.
Series 2015-1A, Class M1
3.256% (LIBOR 1 Month + 2.50%), 7/25/25 (c)(e)	U.S.$	192	$191,875
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		8,185	8,644,720
Series 2014-DN2, Class M3
4.356% (LIBOR 1 Month + 3.60%), 4/25/24 (c)		2,091	2,165,877
Series 2014-DN3, Class M3
4.756% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		9,650	10,071,931
Series 2014-DN4, Class M3
5.306% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		2,500	2,674,942
Series 2014-HQ3, Class M3
5.506% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		4,508	4,887,066
Series 2015-DNA1, Class M3
4.056% (LIBOR 1 Month + 3.30%), 10/25/27 (c)		675	706,586
Series 2015-DNA2, Class M2
3.356% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		8,414	8,569,359
Series 2015-DNA3, Class M3
5.456% (LIBOR 1 Month + 4.70%), 4/25/28 (c)		1,430	1,539,945
Series 2015-HQ1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 3/25/25 (c)		1,839	1,848,667
Series 2015-HQA1, Class M2
3.406% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		9,456	9,646,361
Series 2015-HQA2, Class M2
3.556% (LIBOR 1 Month + 2.80%), 5/25/28 (c)		3,151	3,226,397
Series 2015-HQA2, Class M3
5.556% (LIBOR 1 Month + 4.80%), 5/25/28 (c)		490	526,273
Series 2016-DNA1, Class M3
6.306% (LIBOR 1 Month + 5.55%), 7/25/28 (c)		3,230	3,596,971
Series 2016-DNA3, Class M3
5.756% (LIBOR 1 Month + 5.00%), 12/25/28 (c)		349	378,525
Series 2016-HQA1, Class M3
7.106% (LIBOR 1 Month + 6.35%), 9/25/28 (c)		1,668	1,918,240
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1

	Principal Amount (000)		U.S. $ Value
1.956% (LIBOR 1 Month + 1.20%), 7/25/24 (c)	U.S.$	1,004	$1,006,475
Series 2014-C04, Class 1M2
5.656% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		5,280	5,767,176
Series 2014-C04, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		4,465	4,838,643
Series 2015-C01, Class 1M2
5.056% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		4,162	4,374,931
Series 2015-C01, Class 2M2
5.306% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		4,620	4,874,828
Series 2015-C02, Class 2M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		4,020	4,195,331
Series 2015-C03, Class 1M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		857	857,683
Series 2015-C03, Class 1M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		6,771	7,299,354
Series 2015-C03, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		6,913	7,423,681
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		2,029	2,247,221
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		6,521	7,110,970
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		6,033	6,987,516
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		4,597	5,286,289
Series 2016-C02, Class 1M2
6.756% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,864	5,436,798
Series 2016-C03, Class 1M2
6.056% (LIBOR 1 Month + 5.30%), 10/25/28 (c)		659	720,440
Series 2016-C03, Class 2M2
6.656% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		4,253	4,706,435
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		2,237	2,322,298
Series 2016-C06, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 4/25/29 (c)		1,845	1,904,293
Series 2016-C07, Class 2M2

	Principal Amount (000)		U.S. $ Value
5.106% (LIBOR 1 Month + 4.35%), 4/25/29 (c)	U.S.$	2,200	$2,259,499
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(e)		1,126	1,117,901
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.006% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(e)		3,997	4,008,968
Series 2015-WF1, Class 2M2
6.256% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(e)		1,154	1,152,559

			149,772,398

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		833	760,847
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		2,349	1,995,046
Series 2005-65CB, Class 2A6
6.00%, 12/25/35		2,664	2,452,800
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		1,121	1,048,685
Series 2006-24CB, Class A16
5.75%, 6/25/36		4,396	3,766,369
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,773	2,265,493
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,467	1,281,690
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		1,010	834,045
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.967%, 5/25/35		2,547	2,368,463
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		2,466	2,105,918
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,462	1,242,206
Series 2007-2, Class A16
6.00%, 3/25/37		3,038	2,682,901
Series 2007-HYB2, Class 3A1
3.141%, 2/25/47		5,040	4,145,212
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		4,543	3,710,959
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		3,782	3,067,758

	Principal Amount (000)		U.S. $ Value
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37	U.S.$	1,930	$1,698,332
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		5,356	4,616,336
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		1,270	1,256,791

			41,299,851

Agency Floating Rate - 1.0%
Federal National Mortgage Association REMICs
Series 2007-15, Class CI
5.624% (6.38% - LIBOR 1 Month), 3/25/37 (c)(g)		19,455	3,671,638
Series 2015-66, Class AS
5.494% (6.25% - LIBOR 1 Month), 9/25/45 (c)(g)		19,622	3,371,197
Series 2016-11, Class SG
5.394% (6.15% - LIBOR 1 Month), 3/25/46 (c)(g)		23,919	4,080,276
Series 2016-22, Class ST
5.344% (6.10% - LIBOR 1 Month), 4/25/46 (c)(g)		23,601	3,908,548
Series 2016-79, Class JS
5.294% (6.05% - LIBOR 1 Month), 11/25/46 (c)(g)		18,109	3,968,188
Government National Mortgage Association
Series 2016-108, Class SK
5.311% (6.05% - LIBOR 1 Month), 8/20/46 (c)(g)		5,067	1,203,299
Series 2016-108, Class SM
5.361% (6.10% - LIBOR 1 Month), 8/20/46 (c)(g)		20,128	5,005,835
Series 2016-135, Class SA
5.361% (6.10% - LIBOR 1 Month), 10/20/46 (c)(g)		21,292	4,397,359
Series 2016-37, Class DS
5.361% (6.10% - LIBOR 1 Month), 3/20/46 (c)(g)		14,488	3,130,833

			32,737,173

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.946% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		7,391	4,591,138
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.006% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		2,931	2,464,627

	Principal Amount (000)		U.S. $ Value
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.196%, 5/26/37 (a)(h)	U.S.$	4,747	$3,510,847

			10,566,612

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.199%, 5/28/35		1,605	1,419,171
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (d)		24,689	4,957,943

			6,377,114

Total Collateralized Mortgage Obligations (cost $234,812,141)			240,753,148

INFLATION-LINKED SECURITIES - 6.9%
United States - 6.9%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)		154,323	156,198,269
0.25%, 1/15/25 (TIPS)		34,194	33,629,427
0.375%, 7/15/25 (TIPS)		36,910	36,709,018

Total Inflation-Linked Securities (cost $225,292,389)			226,536,714

CORPORATES - NON-INVESTMENT GRADE - 3.6%
Industrial - 2.2%
Capital Goods - 0.1%
SPX FLOW, Inc.
5.625%, 8/15/24 (a)		1,114	1,122,355
5.875%, 8/15/26 (a)		1,114	1,114,000

			2,236,355

Communications - Media - 0.2%
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,440,500
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		4,940	4,815,512

			6,256,012

Communications - Telecommunications - 0.6%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		2,484	2,614,410
Series Y
7.50%, 4/01/24		2,289	2,403,450
SFR Group SA
5.375%, 5/15/22 (a)	EUR	712	785,087
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	10,125	10,719,844

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)	U.S.$	3,440	$3,465,800

			19,988,591

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		964	944,720
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		1,377	1,390,770

			2,335,490

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (a)		3,615	3,877,087
6.50%, 2/15/25 (a)		4,910	5,265,975
KB Home
4.75%, 5/15/19		3,146	3,208,920
MCE Finance Ltd.
5.00%, 2/15/21 (a)		2,225	2,230,563

			14,582,545

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		2,092	2,029,240

Consumer Non-Cyclical - 0.2%
HCA, Inc.
4.50%, 2/15/27		471	462,758
5.25%, 6/15/26		822	849,743
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		857	859,142
4.875%, 11/01/26 (a)		857	847,894
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		3,920	2,944,900

			5,964,437

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		350	338,372
5.70%, 10/15/19		1,637	1,751,164
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		2,186	2,230,398
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,281,580
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)		4,443	4,481,876
SM Energy Co.
6.50%, 1/01/23		359	364,834

			11,448,224

	Principal Amount (000)		U.S. $ Value
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)	U.S.$	3,676	$4,081,014

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		2,909	2,712,643

			71,634,551

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		2,288	2,390,960
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,406,250
7.625%, 11/21/22		3,784	4,152,940
7.75%, 4/10/23		3,832	4,028,965
Credit Agricole SA
8.125%, 12/23/25 (a) (b)		1,440	1,515,600
Credit Suisse Group AG
7.50%, 12/11/23 (a) (b)		1,557	1,630,957
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		7,068	6,532,140
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		3,734	3,846,020
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(b)		3,756	3,831,120
Series U
7.64%, 9/30/17 (b)		2,900	2,689,750
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		819	831,662
Societe Generale SA
5.922%, 4/05/17 (a)(b)		1,160	1,150,082
8.00%, 9/29/25 (a)(b)		2,576	2,566,340
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)		300	229,500
7.50%, 4/02/22 (a)(b)		230	229,425

			37,031,711

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		4,130	4,367,475
7.25%, 1/25/22		875	926,406

			5,293,881

			42,325,592

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	3,570	$3,605,700

Total Corporates - Non-Investment Grade (cost $115,623,169)			117,565,843

AGENCY - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $71,237,618)		81,666	76,490,091

EMERGING MARKETS - TREASURIES - 1.2%
Brazil - 1.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $39,962,185)	BRL	138,575	40,369,417

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	7,084	7,172,550

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		2,685	2,332,594

Israel - 0.2%
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		7,000	7,283,990

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		5,235	4,960,162

Total Governments - Sovereign Agencies (cost $22,002,395)			21,749,296

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
5.75%, 3/01/17		10	10,072
7.625%, 3/01/40		8,520	12,605,510

Total Local Governments - Municipal Bonds (cost $8,663,299)			12,615,582

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	2,675,293

	Principal Amount (000)		U.S. $ Value
7.125%, 6/26/42 (a)	U.S.$	1,770	$1,031,025

			3,706,318

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		3,181	3,218,240

Consumer Non-Cyclical - 0.0%
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		1,148	1,106,385

Energy - 0.1%
Ultrapar International SA
5.25%, 10/06/26 (a)		3,456	3,386,534

Total Emerging Markets - Corporate Bonds (cost $13,003,958)			11,417,477

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		2,510	2,645,344

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23 (a)		6,985	6,795,008

Total Quasi-Sovereigns (cost $9,480,679)			9,440,352

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.1%
Mexico Government International Bond
Series G
5.95%, 3/19/19		1,812	1,957,866

Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21 (a)		7,054	6,904,103

Total Governments - Sovereign Bonds (cost $8,949,274)			8,861,969

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares) (i)(j)(k)
(cost $4,488,000)		4,488	4,674,004

	Notional Amount (000)		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions – 0.0%
IRS Swaption, Goldman Sachs International Expiration: Mar 2017, Exercise Rate: 0.368% (l) (premiums paid $293,153)	JPY	19,441,000	$332,298

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.3%
Governments - Treasuries - 4.7%
Japan – 4.7%
Japan Treasury Discount Bill
Series 641
Zero Coupon, 1/30/17		3,770,000	32,263,214
Series 647
Zero Coupon, 2/27/17		14,470,000	123,863,438

Total Governments - Treasuries (cost $167,934,785)			156,126,652

Certificates of Deposit – 1.6%
Bank of Nova Scotia/Houston 1.346%, 3/17/17 (c)	U.S.$	17,250	17,250,000
Cooperatieve Rabobank UA 1.346%, 2/24/17 (c)		34,431	34,431,000

Total Certificates of Deposit (cost $51,681,000)			51,681,000

Total Short-Term Investments (cost $219,615,785)			207,807,652

Total Investments – 102.9% (cost $3,383,008,620) (m)			3,393,395,261
Other assets less liabilities - (2.9)% (n)			(94,163,098)

Net Assets – 100.0%			$3,299,232,163

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	174	March 2017	$223,837,268	$223,672,813	$(164,455)
U.S. T-Note 2 Yr (CBT) Futures	1,522	March 2017	329,735,596	329,798,375	62,779
U.S. T-Note 5 Yr (CBT) Futures	1,836	March 2017	216,700,434	216,031,220	(669,214)
U.S. T-Note 10 Yr (CBT) Futures	1,161	March 2017	144,778,416	144,290,531	(487,885)
U.S. Ultra Bond (CBT) Futures	1,525	March 2017	$246,488,037	$244,381,250	$(2,106,787)

					$(3,365,562)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	14,705,853	USD	129,723	2/09/17	$3,656,473
Barclays Bank PLC	AUD	21,674	USD	16,363	1/19/17	728,081
BNP Paribas SA	USD	17,404	CAD	23,349	2/03/17	(7,023)
BNP Paribas SA	USD	10,393	COP	31,313,716	3/03/17	(70,993)
Citibank, NA	BRL	86,909	USD	26,666	1/04/17	(36,050)
Citibank, NA	USD	26,447	BRL	86,909	1/04/17	255,958
Citibank, NA	JPY	14,693,958	USD	134,004	1/23/17	8,138,327
Citibank, NA	BRL	86,909	USD	26,216	2/02/17	(267,997)
Citibank, NA	KRW	13,724,104	USD	11,697	3/14/17	331,476
Credit Suisse International	USD	6,637	MXN	135,230	1/11/17	(120,522)
Goldman Sachs Bank USA	BRL	130,932	USD	35,410	1/04/17	(4,819,160)
Goldman Sachs Bank USA	USD	39,721	BRL	130,932	1/04/17	508,109
Goldman Sachs Bank USA	BRL	50,216	USD	14,937	1/06/17	(482,326)
Goldman Sachs Bank USA	CAD	90,302	USD	67,645	2/03/17	362,890
HSBC Bank USA	BRL	56,409	USD	16,432	1/04/17	(899,672)
HSBC Bank USA	USD	17,308	BRL	56,409	1/04/17	23,399
HSBC Bank USA	GBP	1,007	USD	1,256	1/20/17	14,609
HSBC Bank USA	SGD	46,794	USD	32,810	3/14/17	508,943
JPMorgan Chase Bank, NA	AUD	3,200	USD	2,449	1/19/17	140,549
Standard Chartered Bank	USD	11,655	IDR	157,032,200	3/14/17	(142,250)
State Street Bank & Trust Co.	EUR	7,922	USD	8,639	1/25/17	290,966
State Street Bank & Trust Co.	EUR	104	USD	108	1/25/17	(1,312)
UBS AG	TWD	373,538	USD	11,664	3/10/17	134,540

						$8,247,015

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.39%	3/21/17	$55,740	$211,812	$(117,686)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.41	3/20/17	54,100	205,580	(104,728)
Put - OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.40	3/20/17	54,100	210,990	(106,969)

						$628,382	$(329,383)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.37%	$117,960	$(1,854,506)	$(1,032,036)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,996,020	5/12/18	0.954%	6 Month NIBOR	$(112,887)
Morgan Stanley & Co., LLC/(CME Group)		$74,620	9/22/21	1.24%	3 Month LIBOR	2,168,805
Morgan Stanley & Co., LLC/(CME Group)	NZD	47,910	7/28/26	3 Month BKBM	2.473%	(2,469,478)
Morgan Stanley & Co., LLC/(CME Group)		$56,670	9/22/26	1.558%	3 Month LIBOR	3,787,902
Morgan Stanley & Co., LLC/(CME Group)		11,350	12/21/26	3 Month LIBOR	2.497%	140,737
Morgan Stanley & Co., LLC/(CME)	MXN	588,860	12/12/18	4 Week TIIE	6.84%	(176,025)
Morgan Stanley & Co., LLC/(CME)		392,570	12/13/18	4 Week TIIE	6.85%	(116,413)
Morgan Stanley & Co., LLC/(CME)		352,310	12/17/18	4 Week TIIE	7.04%	(51,542)
Morgan Stanley & Co., LLC/(CME)		145,440	12/02/26	7.762%	4 Week TIIE	73,107
Morgan Stanley & Co., LLC/(CME)		96,840	12/03/26	7.76%	4 Week TIIE	49,542
Morgan Stanley & Co., LLC/(CME)		88,540	12/07/26	7.83%	4 Week TIIE	26,497
Morgan Stanley & Co., LLC/(LCH Group)	NOK	505,260	8/01/18	0.96%	6 Month NIBOR	300,121
Morgan Stanley & Co., LLC/(LCH Group)		130,990	8/04/18	1.008%	6 Month NIBOR	66,637
Morgan Stanley & Co., LLC/(LCH Group)		561,400	8/11/18	1.076%	6 Month NIBOR	197,811
Morgan Stanley & Co., LLC/(LCH Group)	NZD	93,090	12/21/21	3 Month BKBM	3.059%	58,859
Morgan Stanley & Co., LLC/(LCH Group)		$15,180	11/07/26	1.675%	3 Month LIBOR	874,623
Morgan Stanley & Co., LLC/(LCH Group)		11,410	11/08/26	1.657%	3 Month LIBOR	676,483

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Group)	$11,410	11/09/26	1.672%	3 Month LIBOR	$661,617

					$6,156,396

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	0.75%	$2,830	$(264,147)	$112,090	$(376,237)
Sprint Communications, Inc.,
8.38%, 8/15/17, 6/20/19*	(5.00)	1.89	5,407	(400,033)	(169,895)	(230,138)
Sprint Communications, Inc.,
8.38%, 8/15/17, 6/20/19*	(5.00)	1.89	4,718	(349,058)	(142,971)	(206,087)
Sale Contracts
Credit Suisse International Anadarko Petroleum Corp.,
6.95%, 6/15/19, 9/20/17*	1.00	0.23	12,540	73,261	(63,322)	136,583
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	8,500	(478,692)	(627,994)	149,302
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	5,023	(282,879)	(347,231)	64,352
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	2,160	(121,644)	(137,464)	15,820
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	6,266	(352,880)	(542,985)	190,105
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	1,375	(77,436)	(119,152)	41,716

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00%	4.19%	$1,776	$(100,018)	$(157,172)	$57,154
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	3,438	(193,617)	(350,517)	156,900
Deutsche Bank AG
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	4,853	(273,305)	(426,555)	153,250
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	4,586	(258,268)	(351,576)	93,308
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series
6, 5/11/63*	3.00	4.19	1,997	(112,464)	(150,480)	38,016

				$(3,191,180)	$(3,475,224)	$284,044

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$50,590	1/30/17	1.059%	3 Month LIBOR	$(152,370)

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $617,249,117 or 18.7% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(d)	IO - Interest Only.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.256%, 4/25/26	4/29/16	$3,235,503	$3,279,374	0.10%

Bellemeade Re Ltd. Series 2015-1A, Class M1 3.256%, 7/25/25	7/27/15	191,793	191,875	0.01%
H/2 Asset Funding NRE Series 2015-1A 2.406%, 6/24/49	6/19/15	6,843,011	6,791,689	0.21%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.006%, 11/25/24	11/06/15	1,111,107	1,117,901	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.006%, 11/25/25	9/28/15	3,996,889	4,008,968	0.12%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.256%, 11/25/25	10/25/16	1,154,225	1,152,559	0.03%

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Inverse interest only security.
(h)	Variable rate coupon, rate shown as of December 31, 2016.
(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Effective prepayment date of April 2017.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$4,488,000	$4,674,004	0.14%

(l)	Non-income producing security.
(m)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,189,762 and gross unrealized depreciation of investments was $(55,803,121), resulting in net unrealized appreciation of $10,386,641.
(n)	An amount of U.S. $1,076,289 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities

CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$751,098,570		$	– 0	–	$751,098,570
Mortgage Pass-Throughs		– 0	–	658,993,575			– 0	–	658,993,575
Asset-Backed Securities		– 0	–	435,277,071			16,411,808		451,688,879
Commercial Mortgage-Backed Securities		– 0	–	216,623,323			86,711,694		303,335,017
Governments - Treasuries		– 0	–	249,665,377			– 0	–	249,665,377
Collateralized Mortgage Obligations		– 0	–	240,753,148			– 0	–	240,753,148
Inflation-Linked Securities		– 0	–	226,536,714			– 0	–	226,536,714
Corporates - Non-Investment Grade		– 0	–	117,565,843			– 0	–	117,565,843
Agencies		– 0	–	76,490,091			– 0	–	76,490,091
Emerging Markets - Treasuries		– 0	–	40,369,417			– 0	–	40,369,417
Governments - Sovereign Agencies		– 0	–	21,749,296			– 0	–	21,749,296
Local Governments - Municipal Bonds		– 0	–	12,615,582			– 0	–	12,615,582
Emerging Markets - Corporate Bonds		– 0	–	11,417,477			– 0	–	11,417,477
Quasi-Sovereigns		– 0	–	9,440,352			– 0	–	9,440,352
Governments - Sovereign Bonds		– 0	–	8,861,969			– 0	–	8,861,969
Common Stocks		– 0	–	– 0	–		4,674,004		4,674,004
Options Purchased - Puts		– 0	–	332,298			– 0	–	332,298
Short-Term Investments:
Governments - Treasuries		– 0	–	156,126,652			– 0	–	156,126,652
Certificates of Deposit		– 0	–	51,681,000			– 0	–	51,681,000

Total Investments in Securities		– 0	–	3,285,597,755			107,797,506		3,393,395,261

Other Financial Instruments (a):
Assets:
Futures		62,779		– 0	–		– 0	–	62,779
Forward Currency Exchange Contracts		– 0	–	15,094,320			– 0	–	15,094,320
Centrally Cleared Interest Rate Swaps		– 0	–	9,082,741			– 0	–	9,082,741
Credit Default Swaps		– 0	–	1,096,506			– 0	–	1,096,506
Liabilities:
Futures		(3,428,341)		– 0	–		– 0	–	(3,428,341)
Forward Currency Exchange Contracts		– 0	–	(6,847,305)			– 0	–	(6,847,305)
Interest Rate Swaptions Written		– 0	–	(329,383)			– 0	–	(329,383)
Centrally Cleared Credit Default Swaps		– 0	–	(1,032,036)			– 0	–	(1,032,036)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,926,345)			– 0	–	(2,926,345)
Credit Default Swaps		– 0	–	(812,462)			– 0	–	(812,462)
Interest Rate Swaps		– 0	–	(152,370)			– 0	–	(152,370)

Total (b)		$(3,365,562)		$3,298,771,421			$107,797,506		$3,403,203,365

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/16	$17,272,990		$91,692,074	$4,560,823
Accrued discounts/(premiums)	8		(13,874)	– 0	–
Realized gain (loss)	123		(177,020)	– 0	–
Change in unrealized appreciation/depreciation	(94,498)		(1,350,890)	– 0	–
Purchases/Payups	– 0	–	4,343,522	– 0	–

34

Sales/Paydowns	(766,815)		(7,782,118)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(4,560,823)

Balance as of 12/31/16	$16,411,808		$86,711,694		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(100,628)		$(1,351,245)		$	– 0	–

	Common Stocks		Total
Balance as of 9/30/16	$4,661,884		$118,187,771
Accrued discounts/(premiums)	– 0	–	(13,866)
Realized gain (loss)	– 0	–	(176,897)
Change in unrealized appreciation/depreciation	12,120		(1,433,268)
Purchases/Payups	– 0	–	4,343,522
Sales/Paydowns	– 0	–	(8,548,933)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(4,560,823	)(a)

Balance as of 12/31/16	$4,674,004		$107,797,506

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$12,120		$(1,439,753)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2016, all Level 3 securities were priced i) by third party vendors or ii) at net asset value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

35

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 24.4%
United States - 24.4%
U.S. Treasury Notes
0.50%, 4/30/17	U.S.$	19,981	$19,979,681
0.75%, 1/31/18		17,601	17,564,179
0.875%, 6/15/17-9/15/19		19,510	19,396,245
0.875%, 11/30/17 (a)		22,089	22,090,723
1.25%, 4/30/19		7,383	7,378,673
1.375%, 1/31/21		2,199	2,163,867

Total Governments - Treasuries (cost $88,811,786)			88,573,368

CORPORATES - INVESTMENT GRADE - 19.1%
Financial Institutions - 12.5%
Banking - 11.5%
ABN AMRO Bank NV
2.50%, 10/30/18 (b)		1,498	1,509,804
American Express Credit Corp.
2.125%, 3/18/19		820	823,268
Bank of America NA
1.65%, 3/26/18		860	860,802
Bank of Montreal
1.35%, 8/28/18		1,330	1,323,696
Barclays PLC
2.00%, 3/16/18		880	881,087
BB&T Corp.
2.25%, 2/01/19		1,000	1,007,790
BNP Paribas SA
2.375%, 9/14/17-5/21/20		2,421	2,426,418
Capital One NA/Mclean VA
1.85%, 9/13/19		1,000	987,241
Citigroup, Inc.
1.406% (LIBOR 3 Month + 0.52%), 5/01/17 (c)		898	898,689
1.63% (LIBOR 3 Month + 0.70%), 11/24/17 (c)		992	994,075
2.05%, 6/07/19		860	856,753
Compass Bank
1.85%, 9/29/17		950	947,843
Credit Agricole SA/London
3.00%, 10/01/17 (b)		1,400	1,414,753
Credit Suisse AG/New York, NY Series G
1.375%, 5/26/17		1,196	1,196,277
Danske Bank A/S
1.65%, 9/06/19 (b)		1,000	985,340
Deutsche Bank AG Series G
2.85%, 5/10/19		860	856,348
Goldman Sachs Group, Inc. (The)
2.042% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		876	884,371
HSBC USA, Inc.
1.70%, 3/05/18		884	883,503
Huntington National Bank (The)
2.20%, 11/06/18		940	942,660

	Principal Amount (000)		U.S. $ Value
ING Bank NV
2.50%, 10/01/19 (b)	U.S.$	1,000	$1,006,440
JPMorgan Chase & Co.
1.441% (LIBOR 3 Month + 0.51%), 3/01/18 (c)		896	895,803
2.295%, 8/15/21		568	557,477
KeyBank NA/Cleveland OH
1.70%, 6/01/18		1,270	1,269,286
Lloyds Banking Group PLC
3.10%, 7/06/21		800	810,754
Mizuho Bank Ltd.
1.447% (LIBOR 3 Month + 0.45%), 9/25/17 (b)(c)		1,935	1,933,762
Morgan Stanley
1.875%, 1/05/18		859	860,280
5.625%, 9/23/19		888	962,556
Nordea Bank AB
2.375%, 4/04/19 (b)		975	981,530
PNC Bank NA
1.80%, 11/05/18		940	941,706
Royal Bank of Canada Series G
1.80%, 7/30/18		990	993,171
Santander UK Group Holdings PLC
2.875%, 8/05/21		800	791,649
Societe Generale SA
2.75%, 10/12/17		1,220	1,231,330
Svenska Handelsbanken AB
1.50%, 9/06/19		995	979,691
UBS AG/Stamford CT Series G
1.80%, 3/26/18		1,372	1,372,948
US Bank NA/Cincinnati OH
1.37% (LIBOR 3 Month + 0.48%), 10/28/19 (c)		714	716,580
1.40%, 4/26/19		870	860,761
1.45%, 1/29/18		1,000	999,343
Wells Fargo & Co.
2.125%, 4/22/19		1,427	1,431,618
Westpac Banking Corp.
1.60%, 8/19/19		350	345,831
1.65%, 5/13/19		1,380	1,366,671

			41,989,905

Insurance - 1.0%
Aetna, Inc.
1.90%, 6/07/19		1,050	1,047,593
MetLife, Inc.
1.756%, 12/15/17		1,271	1,273,116
Pricoa Global Funding I
1.45%, 9/13/19 (b)		1,000	985,046

	Principal Amount (000)		U.S. $ Value
Principal Life Global Funding II
1.50%, 4/18/19 (b)	U.S.$	236	$232,947

			3,538,702

			45,528,607

Industrial - 6.1%
Basic - 0.4%
Dow Chemical Co. (The)
8.55%, 5/15/19		700	802,256
Lubrizol Corp.
8.875%, 2/01/19		739	842,764

			1,645,020

Capital Goods - 0.1%
Caterpillar Financial Services Corp.
1.931%, 10/01/21 (b)		326	314,760

Communications - Media - 0.2%
NBCUniversal Media LLC
5.15%, 4/30/20		880	962,301

Communications - Telecommunications - 0.8%
America Movil SAB de CV
5.00%, 3/30/20		744	795,601
AT&T, Inc.
1.40%, 12/01/17		2,035	2,030,523

			2,826,124

Consumer Cyclical - Automotive - 1.8%
American Honda Finance Corp.
1.20%, 7/12/19		1,185	1,163,937
Daimler Finance North America LLC
1.50%, 7/05/19 (b)		1,350	1,327,398
Ford Motor Credit Co. LLC
1.461%, 3/27/17		1,027	1,027,164
General Motors Financial Co., Inc.
3.10%, 1/15/19		960	970,188
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (b)		1,115	1,119,796
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (b)		830	816,717

			6,425,200

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19		273	269,620

Consumer Non-Cyclical - 1.0%
Actavis, Inc.
6.125%, 8/15/19		852	930,835
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		825	826,184
Celgene Corp.
2.125%, 8/15/18		952	955,823

	Principal Amount (000)		U.S. $ Value
Mylan NV
2.50%, 6/07/19 (b)	U.S.$	850	$845,400

			3,558,242

Energy - 0.4%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (b)		1,480	1,492,209

Services - 0.4%
eBay, Inc.
2.50%, 3/09/18		431	434,784
Visa, Inc.
2.20%, 12/14/20		1,180	1,183,668

			1,618,452

Technology - 0.9%
Cisco Systems, Inc.
1.222% (LIBOR 3 Month + 0.28%), 3/03/17 (c)		1,515	1,515,712
Microsoft Corp.
1.10%, 8/08/19		840	828,704
QUALCOMM, Inc.
1.40%, 5/18/18		804	803,891

			3,148,307

			22,260,235

Utility - 0.5%
Electric - 0.5%
Dominion Resources, Inc./VA Series B
1.60%, 8/15/19		844	831,132
Georgia Power Co.
1.95%, 12/01/18		930	933,773

			1,764,905

Total Corporates - Investment Grade (cost $69,834,922)			69,553,747

ASSET-BACKED SECURITIES - 16.3%
Autos - Fixed Rate - 8.7%
Ally Auto Receivables Trust Series 2015-2, Class A3
1.49%, 11/15/19		629	629,975
Ally Master Owner Trust Series 2015-3, Class A
1.63%, 5/15/20		1,099	1,098,256
Americredit Automobile Receivables Trust Series 2016-4, Class A2A
1.34%, 4/08/20		694	692,886
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22 (b)		37	36,556
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.10%, 3/20/19 (b)		1,095	1,096,121

	Principal Amount (000)		U.S. $ Value
Series 2013-2A, Class A
2.97%, 2/20/20 (b)	U.S.$	1,839	$1,858,107
Bank of The West Auto Trust Series 2015-1, Class A3
1.31%, 10/15/19 (b)		1,131	1,130,825
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.31%, 8/15/19		411	410,719
CarMax Auto Owner Trust Series 2015-4, Class A3
1.56%, 11/16/20		1,558	1,560,203
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		772	773,356
Drive Auto Receivables Trust Series 2016-BA, Class A2
1.38%, 8/15/18 (b)		323	322,802
Series 2016-CA, Class A3
1.67%, 11/15/19 (b)		534	533,323
Enterprise Fleet Financing LLC Series 2014-1, Class A2
0.87%, 9/20/19 (b)		20	19,915
Series 2014-2, Class A2
1.05%, 3/20/20 (b)		420	418,607
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		620	619,461
Exeter Automobile Receivables Trust Series 2016-3A, Class A
1.84%, 11/16/20 (b)		341	339,664
Fifth Third Auto Trust Series 2014-3, Class A4
1.47%, 5/17/21		838	838,804
Flagship Credit Auto Trust Series 2016-3, Class A1
1.61%, 12/15/19 (b)		807	805,549
Series 2016-4, Class A2
1.96%, 2/15/21 (b)		1,045	1,040,423
Ford Credit Auto Owner Trust Series 2013-A, Class D
1.86%, 8/15/19		752	753,458
Series 2014-2, Class A
2.31%, 4/15/26 (b)		1,274	1,284,345
Series 2016-1, Class A
2.31%, 8/15/27 (b)		728	727,776
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1
1.20%, 2/15/19		1,300	1,300,107
Series 2016-1, Class A1
1.76%, 2/15/21		587	586,085
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.68%, 12/20/18		1,020	1,022,247
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1

5

	Principal Amount (000)		U.S. $ Value
1.65%, 5/15/20 (b)	U.S.$	469	$468,453
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		853	848,730
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.10%, 9/15/19		1,007	1,006,896
Series 2015-1, Class A3
1.41%, 6/15/20		492	492,469
Hertz Vehicle Financing II LP Series 2015-2A, Class A
2.02%, 9/25/19 (b)		470	464,970
Hertz Vehicle Financing LLC Series 2013-1A, Class A2
1.83%, 8/25/19 (b)		940	932,555
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		566	562,266
Honda Auto Receivables Owner Trust Series 2015-4, Class A3
1.23%, 9/23/19		822	820,823
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.40%, 11/15/18 (b)		496	496,535
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.34%, 7/16/18		585	585,653
Nissan Auto Lease Trust Series 2015-A, Class A3
1.40%, 6/15/18		941	941,789
Santander Drive Auto Receivables Trust Series 2013-2, Class E
2.98%, 4/15/20 (b)		850	858,324
Series 2015-4,Class A2A
1.20%, 12/17/18		21	20,908
Series 2016-3, Class A2
1.34%, 11/15/19		624	623,154
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.91%, 10/22/18		564	563,543
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2
1.40%, 7/22/19 (b)		527	526,637
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.42%, 5/17/21(b)		197	197,368
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)		500	500,433
Wheels SPV 2 LLC Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		841	833,925
World Omni Auto Receivables Trust Series 2013-B, Class A3
0.83%, 8/15/18		114	114,481

			31,759,482

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust Series 2014-2, Class A
1.26%, 1/15/20	U.S.$	773	$773,531
Barclays Dryrock Issuance Trust Series 2014-3, Class A
2.41%, 7/15/22		1,260	1,273,973
Series 2015-2, Class A
1.56%, 3/15/21		641	640,927
Series 2015-4, Class A
1.72%, 8/16/21		627	627,519
Discover Card Execution Note Trust Series 2015-A2, Class A
1.90%, 10/17/22		814	809,832
Synchrony Credit Card Master Note Trust Series 2012-2, Class A
2.22%, 1/15/22		1,193	1,202,072
Series 2015-3, Class A
1.74%, 9/15/21		780	779,933
Series 2016-1, Class A
2.04%, 3/15/22		821	823,202
World Financial Network Credit Card Master Trust Series 2013-A, Class A
1.61%, 12/15/21		610	610,877
Series 2016-B, Class A
1.44%, 6/15/22		1,218	1,212,599

			8,754,465

Credit Cards - Floating Rate - 2.2%
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A2
1.234% (LIBOR 1 Month + 0.53%), 2/18/20 (b) (c)		1,300	1,300,268
Series 2014-1, Class A
1.054% (LIBOR 1 Month + 0.35%), 3/16/20 (c)		1,200	1,200,109
Chase Issuance Trust Series 2013-A6, Class A6
1.124% (LIBOR 1 Month + 0.42%), 7/15/20 (c)		2,388	2,396,101
Discover Card Execution Note Trust Series 2014-A1, Class A1
1.134% (LIBOR 1 Month + 0.43%), 7/15/21 (c)		895	898,312
Series 2015-A1, Class A1 1.054% (LIBOR 1 Month + 0.35%), 8/17/20 (c)		1,003	1,004,510
World Financial Network Credit Card Master Trust Series 2015-A, Class A
1.184% (LIBOR 1 Month + 0.48%), 2/15/22 (c)		1,347	1,349,599

			8,148,899

7

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.7%
Ascentium Equipment Receivables Trust Series 2016-1A, Class A2
1.75%, 11/13/18 (b)	U.S.$	259	$258,756
CNH Equipment Trust Series 2013-D, Class A4
1.37%, 10/15/20		2,365	2,365,603
Series 2014-B, Class A4
1.61%, 5/17/21		1,300	1,301,663
Series 2015-A, Class A4
1.85%, 4/15/21		655	656,717
Marlette Funding Trust Series 2016-1A, Class A
3.06%, 1/17/23 (b)		243	242,622
SoFi Consumer Loan Program LLC Series 2016-2, Class A
3.09%, 10/27/25 (b)		347	346,384
Series 2016-3, Class A
3.05%, 12/26/25 (b)		503	501,319
Taco Bell Funding LLC Series 2016-1A, Class A2I
3.832%, 5/25/46 (b)		517	518,578

			6,191,642

Autos - Floating Rate - 1.3%
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A2
1.274% (LIBOR 1 Month + 0.57%), 1/15/22 (c)		1,003	1,006,521
Hertz Fleet Lease Funding LP Series 2013-3, Class A
1.214% (LIBOR 1 Month + 0.55%), 12/10/27 (b)(c)		153	152,944
Series 2014-1, Class A
1.064% (LIBOR 1 Month + 0.40%), 4/10/28 (b)(c)		444	443,891
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A
2.239% (LIBOR 1 Month + 1.50%), 10/20/20 (b)(c)		957	956,999
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.912% (LIBOR 1 Month + 0.35%), 7/22/19 (b)(c)		300	299,738
Wells Fargo Dealer Floorplan Master Note Trust Series 2014-1, Class A
1.119% (LIBOR 1 Month + 0.38%), 7/20/19 (c)		615	615,065
Series 2015-1, Class A
1.239% (LIBOR 1 Month + 0.50%), 1/20/20 (c)		1,055	1,056,601

			4,531,759

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)	U.S.$	13	$0

Total Asset-Backed Securities (cost $59,350,865)			59,386,247

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Non-Agency Fixed Rate CMBS - 7.1%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA
1.816%, 4/10/46 (f)		14,252	798,585
Series 2015-GC29, Class A2
2.674%, 4/10/48		1,025	1,039,290
Commercial Mortgage Trust Series 2012-CR4, Class A1
0.704%, 10/15/45		210	210,081
Series 2013-CR6, Class A1
0.719%, 3/10/46		695	692,923
Series 2013-CR6, Class A2
2.122%, 3/10/46		988	994,174
Series 2013-LC6, Class A1
0.724%, 1/10/46		149	149,048
Series 2013-LC6, Class XA
1.683%, 1/10/46 (f)		1,897	104,653
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,281	1,309,561
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,560	1,594,678
Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A4
5.935%, 9/15/39		853	865,625
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA
1.595%, 2/10/46 (f)		11,721	848,722
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5.793%, 8/10/45		466	469,169
Series 2014-GC20, Class A2
3.002%, 4/10/47		1,500	1,525,189
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class A1A
5.439%, 1/15/49		570	571,243
Series 2010-C2, Class D
5.539%, 11/15/43 (b)		655	682,445
Series 2013-C10, Class A1
0.73%, 12/15/47		232	231,688
Series 2013-C13, Class A2
2.665%, 1/15/46		1,500	1,521,024
Series 2013-C16, Class A2
3.07%, 12/15/46		1,579	1,605,967
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A2
2.977%, 11/15/45		1,672	1,698,559
Series 2015-C28, Class A2
2.773%, 10/15/48		1,250	1,272,986

	Principal Amount (000)		U.S. $ Value
Series 2015-C29, Class A2
2.921%, 5/15/48	U.S.$	600	$613,681
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2
2.767%, 1/20/41 (b)		391	390,412
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	568,262
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A2
3.119%, 8/15/47		1,092	1,122,656
Series 2015-C23, Class A2
2.982%, 7/15/50		930	950,918
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D
5.00%, 7/15/56		335	337,864
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A1
0.673%, 12/10/45		124	123,783
Series 2013-C5, Class A1
0.779%, 3/10/46		489	487,291
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45		32	31,562
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1
0.687%, 10/15/45		319	318,699
Series 2015-NXS1, Class A2
2.632%, 5/15/48		557	564,886
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class C
5.392%, 2/15/44 (b)		619	662,070
Series 2012-C10, Class XA
1.699%, 12/15/45(b)(f)		1,632	114,690
Series 2012-C6, Class XA
2.183%, 4/15/45 (b)(f)		925	74,797
Series 2012-C9, Class A1
0.673%, 11/15/45		278	277,709
Series 2014-C24, Class A2
2.863%, 11/15/47		900	918,859

			25,743,749

Non-Agency Floating Rate CMBS – 1.2%
CGBAM Commercial Mortgage Trust Series 2016-IMC, Class A
2.438% (LIBOR 1 Month + 1.90%), 11/15/21 (b)(c)		869	869,248
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.624% (LIBOR 1 Month + 0.92%), 6/15/29 (b)(c)		1,087	1,085,452
Series 2015-SGP, Class A
2.404% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(c)		470	472,480

10

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4
5.692%, 4/15/49 (g)	U.S.$	618	$619,312
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A
1.754% (LIBOR 1 Month + 1.05%), 4/15/32 (b) (c)		204	203,142
Starwood Retail Property Trust Series 2014-STAR, Class A
1.924% (LIBOR 1 Month + 1.22%), 11/15/27 (b) (c)		1,162	1,151,377

			4,401,011

Agency CMBS - 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K033, Class A1
2.871%, 2/25/23		1,914	1,963,709
Government National Mortgage Association Series 2006-51, Class IO
0.739%, 8/16/46 (f)		967	33,856

			1,997,565

Total Commercial Mortgage-Backed Securities (cost $32,418,224)			32,142,325

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.9%
Risk Share Floating Rate - 3.5%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.256% (LIBOR 1 Month + 4.50%), 4/25/26 (c)(e)		413	415,597
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M1
2.206% (LIBOR 1 Month + 1.45%), 9/25/24 (c)		122	122,718
Series 2015-DNA3, Class M1
2.106% (LIBOR 1 Month + 1.35%), 4/25/28 (c)		90	90,392
Series 2015-DNA3, Class M2
3.606% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		1,000	1,028,859
Series 2015-HQ2, Class M2
2.706% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		800	811,949
Series 2015-HQA1, Class M2
3.406% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		923	941,660
Series 2015-HQA2, Class M1
1.906% (LIBOR 1 Month + 1.15%), 5/25/28 (c)		32	32,342
Series 2016-DNA2, Class M1

	Principal Amount (000)		U.S. $ Value
2.006% (LIBOR 1 Month + 1.25%), 10/25/28 (c)	U.S.$	734	$735,197
Series 2016-DNA3, Class M1
1.856% (LIBOR 1 Month + 1.10%), 12/25/28 (c)		408	408,352
Series 2016-DNA4, Class M1
1.556% (LIBOR 1 Month + 0.80%), 3/25/29 (c)		327	326,708
Series 2016-HQA1, Class M1
2.506% (LIBOR 1 Month + 1.75%), 9/25/28 (c)		624	626,111
Series 2016-HQA2, Class M2
3.006% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		542	553,084
Federal National Mortgage Association Connecticut Avenue Securities Series 2013-C01, Class M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/23 (c)		240	241,848
Series 2014-C01, Class M1
2.356% (LIBOR 1 Month + 1.60%), 1/25/24 (c)		745	748,442
Series 2014-C02, Class 1M1
1.706% (LIBOR 1 Month + 0.95%), 5/25/24 (c)		719	720,462
Series 2014-C02, Class 2M1
1.706% (LIBOR 1 Month + 0.95%), 5/25/24 (c)		525	525,416
Series 2014-C04, Class 2M1
2.856% (LIBOR 1 Month + 2.10%), 11/25/24 (c)		15	14,746
Series 2015-C03, Class 1M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (c)		94	93,803
Series 2016-C02, Class 1M1
2.906% (LIBOR 1 Month + 2.15%), 9/25/28 (c)		751	758,872
Series 2016-C03, Class 1M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		1,257	1,273,614
Series 2016-C03, Class 2M1
2.956% (LIBOR 1 Month + 2.20%), 10/25/28 (c)		543	548,417
Series 2016-C04, Class 1M1
2.206% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		311	312,621
Series 2016-C05, Class 2M1
2.106% (LIBOR 1 Month + 1.35%), 1/25/29 (c)		295	295,706
Series 2016-C06, Class 1M1
2.056% (LIBOR 1 Month + 1.30%), 4/25/29 (c)		948	952,969
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M1

	Principal Amount (000)		U.S. $ Value
3.506% (LIBOR 1 Month + 2.75%), 11/25/25 (b)(c)	U.S.$	119	$118,980
Series 2015-WF1, Class 2M1
3.606% (LIBOR 1 Month + 2.85%), 11/25/25 (c)(e)		185	184,813

			12,883,678

Agency Floating Rate - 2.2%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF
1.204% (LIBOR 1 Month + 0.50%), 6/15/39 (c)		1,083	1,081,781
Series 4286, Class VF
1.154% (LIBOR 1 Month + 0.45%), 12/15/43 (c)		1,129	1,122,814
Federal National Mortgage Association REMICs Series 2013-57, Class FN
1.106% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		1,065	1,058,545
Series 2014-49, Class AF
0.853% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		1,865	1,853,686
NCUA Guaranteed Notes Trust Series 2010-R3, Class 1A
1.212% (LIBOR 1 Month + 0.56%), 12/08/20 (c)		2,706	2,713,560

			7,830,386

Agency Fixed Rate - 2.0%
Federal Home Loan Mortgage Corp. REMICs Series 3948, Class DA
3.00%, 12/15/24		1,856	1,896,361
Series 4029, Class NE
2.50%, 3/15/41		2,138	2,144,826
Federal National Mortgage Association REMICs Series 2010-9, Class EA
3.50%, 1/25/24		531	540,429
Series 2011-39, Class DA
3.50%, 7/25/24		48	48,129
Series 2014-54, Class LA
3.00%, 2/25/44		792	799,087
Series 2015-72, Class PC
3.00%, 10/25/43		1,812	1,843,241

			7,272,073

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A
1.28% (H15T 1 Year + 0.47%), 2/25/42 (b)(c)		828	707,762

Total Collateralized Mortgage Obligations (cost $28,811,344)			28,693,899

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 5.9%
United States - 5.9%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)	U.S.$	16,094	$16,284,068
1.125%, 1/15/21 (TIPS)		4,803	5,039,070

Total Inflation-Linked Securities (cost $21,325,586)			21,323,138

MORTGAGE PASS-THROUGHS - 1.4%
Agency ARMs - 0.0%
Federal National Mortgage Association Series 2007
2.411% (LIBOR 6 Month + 1.43%), 1/01/37 (c)		7	6,788

Agency Fixed Rate 15-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
5.00%, 7/01/25		465	495,506
6.50%, 3/01/26		663	718,292
Federal National Mortgage Association Series 2002
6.00%, 2/01/17		1	1,073
6.00%, 12/01/21		6	6,526

			1,221,397

Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association Series 2010
5.00%, 2/01/40		2,267	2,518,634
Government National Mortgage Association
5.00%, 10/15/39		976	1,084,235
Series 2002
7.50%, 3/15/32		108	131,425

			3,734,294

Total Mortgage Pass-Throughs (cost $4,904,140)			4,962,479

COVERED BONDS - 0.5%
DNB Boligkreditt AS
1.45%, 3/21/18 (b) (cost $1,863,398)		1,865	1,861,759

SHORT-TERM INVESTMENTS - 8.3%
Governments - Treasuries - 4.6%
Japan - 4.6%
Japan Treasury Discount Bill Series 641
Zero Coupon, 1/30/17	JPY	1,420,000	12,152,192
Series 647
Zero Coupon, 2/27/17		520,000	4,451,208

Total Governments - Treasuries (cost $18,394,353)			16,603,400

	Principal Amount (000)		U.S. $ Value
Agency Discount Note - 1.9%
Federal Home Loan Bank Discount Notes Zero Coupon 3/17/17-3/24/17 (cost $6,917,857)	U.S.$	6,925	$6,917,857

Certificates Of Deposit - 1.8%
Bank of Nova Scotia/Houston
1.346%, 3/17/17 (c)		3,250	3,250,000
Cooperatieve Rabobank UA
1.346%, 2/24/17 (c)		3,338	3,338,000

Total Certificates of Deposit (cost $6,588,000)			6,588,000

Total Short-Term Investments (cost $31,900,210)			30,109,257

Total Investments - 92.6% (cost $339,220,475) (h)			336,606,219
Other assets less liabilities - 7.4% (i)			26,957,640

Net Assets - 100.0%			$363,563,859

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	659	March 2017	$143,015,789	$142,797,063	$(218,726)
U.S. T-Note 5 Yr (CBT) Futures	13	March 2017	1,536,153	1,529,633	(6,520)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	16	March 2017	1,998,349	1,988,500	9,849

					$(215,397)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	1,556,720	USD	13,732	2/09/17	$387,064
Citibank, NA	JPY	1,547,166	USD	14,110	1/23/17	856,906

						$1,243,970

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Barclays Bank PLC	1.88%	3/21/17	$6,146	$4,302	$(2,686)
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	1.89	3/20/17	5,967	4,177	(2,460)
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	1.89	3/20/17	5,967	4,475	(2,397)

						$12,954	$(7,543)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00%	4.19%	$504	$(28,383)	$(34,840)	$6,457
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	860	(48,432)	(63,538)	15,106
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	209	(11,770)	(13,301)	1,531
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	607	(34,184)	(52,600)	18,416
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	132	(7,433)	(11,438)	4,005
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	168	(9,462)	(14,868)	5,406
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	330	(18,585)	(33,645)	15,060
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	445	(25,061)	(34,115)	9,054
CDX-CMBX.NA.BBB Series 6,
5/11/63*	3.00	4.19	499	(28,102)	(43,860)	15,758

				$(211,412)	$(302,205)	$90,793

*	Termination date
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $46,647,303 or 12.8% of net assets.
(c)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.256%, 4/25/26	4/29/16	$413,494	$415,597	0.11%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	13,205	0	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
3.606%, 11/25/25	9/28/15	184,772	184,813	0.05%

(f)	IO - Interest Only.
(g)	Variable rate coupon, rate shown as of December 31, 2016.
(h)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $459,956 and gross unrealized depreciation of investments was $(3,074,212), resulting in net unrealized depreciation of $(2,614,256).
(i)	An amount of U.S. $467,679 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2016.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$88,573,368		$	– 0	–	$88,573,368
Corporates - Investment Grade		– 0	–	69,553,747			– 0	–	69,553,747
Asset-Backed Securities		– 0	–	57,777,344			1,608,903	(a)	59,386,247
Commercial Mortgage-Backed Securities		– 0	–	29,371,465			2,770,860		32,142,325
Collateralized Mortgage Obligations		– 0	–	28,693,899			– 0	–	28,693,899
Inflation-Linked Securities		– 0	–	21,323,138			– 0	–	21,323,138
Mortgage Pass–Throughs		– 0	–	4,962,479			– 0	–	4,962,479
Covered Bonds		– 0	–	1,861,759			– 0	–	1,861,759
Short-Term Investments:
Governments – Treasuries		– 0	–	16,603,400			– 0	–	16,603,400
Agency Discount Notes		– 0	–	6,917,857			– 0	–	6,917,857
Certificates of Deposit		– 0	–	6,588,000			– 0	–	6,588,000

Total Investments in Securities		– 0	–	332,226,456			4,379,763		336,606,219
Other Financial Instruments (b):
Assets:
Futures		9,849		– 0	–		– 0	–	9,849
Forward Currency Exchange Contracts		– 0	–	1,243,970			– 0	–	1,243,970
Credit Default Swaps		– 0	–	90,793			– 0	–	90,793
Liabilities:
Futures		(225,246)		– 0	–		– 0	–	(225,246)
Interest Rate Swaptions		– 0	–	(7,543)			– 0	–	(7,543)

Total(c)		$(215,397)		$333,553,676			$4,379,763		$337,718,042

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Asset-Backed Securities(a)		Commercial Mortgage- Backed Securities
Balance as of 9/30/16		$325,485		$1,238,740		$2,426,863
Accrued discounts/(premiums)		– 0	–	5		(820)
Realized gain (loss)		– 0	–	27		(7,601)
Change in unrealized appreciation/depreciation		– 0	–	(11,847)		(29,985)
Purchases/Payup		– 0	–	520,989		673,453
Sales/Paydown		– 0	–	(139,011)		(291,050)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(325,485)		– 0	–	– 0	–

Balance as of 12/31/16	$	– 0	–	$1,608,903		$2,770,860

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$	– 0	–	$(11,847)		$(30,250)

	Collateralized Mortgage Obligations			Total
Balance as of 9/30/16		$416,078		$4,407,166
Accrued discounts/(premiums)		– 0	–	(815)
Realized gain (loss)		– 0	–	(7,574)
Change in unrealized appreciation/depreciation		– 0	–	(41,832)
Purchases/Payup		– 0	–	1,194,442
Sales/Paydown		– 0	–	(430,061)
Transfers in to Level 3		– 0	–	0
Transfers out of Level 3		(416,078)		(741,563)

Balance as of 12/31/16	$	– 0	–	$4,379,763	(b)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$	– 0	–	$(42,097)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.3%
Long-Term Municipal Bonds - 81.4%
California - 75.2%
Bay Area Toll Authority Series 2007F
5.00%, 4/01/31 (Pre-refunded/ETM)	$805	$812,961
Beverly Hills Unified School District CA Series 2015
2.00%, 8/01/17	705	709,533
California Econ Recovery Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	420	428,442
5.00%, 7/01/18 (Pre-refunded/ETM)	350	370,104
California State Public Works Board Series 2009C
6.50%, 4/01/29 (Pre-refunded/ETM)	650	723,560
California State Public Works Board (California State Public Works Board Lease) Series 2015F
5.00%, 5/01/20	650	717,880
California State University Series 2015A
5.00%, 11/01/18	900	960,435
Central Coast Water Authority Series 2016
5.00%, 10/01/18	475	504,859
City of Long Beach CA Harbor Revenue Series 2014C
5.00%, 11/15/18	1,000	1,069,520
City of Los Angeles CA Solid Waste Resources Revenue Series 2015A
5.50%, 2/01/18-2/01/20	680	730,891
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2016A
5.00%, 7/01/18	190	200,796
Los Angeles Department of Water & Power PWR Series 2011A
5.00%, 7/01/19	590	641,926
Los Angeles Unified School District/CA Series 2016A
5.00%, 7/01/19	250	271,810
Menlo Park Community Development Agency Successor Agency AGM Series 2015
5.00%, 10/01/23	255	296,534
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B
5.00%, 11/01/19	420	458,997

	Principal Amount (000)	U.S. $ Value
Riverside County Infrastructure Financing Authority (Riverside County Infrastructure Financing Authority Lease) Series 2015A
5.00%, 11/01/20	$290	$324,235
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2011
5.25%, 5/01/18	200	210,156
San Francisco Unified School District Series 2014B
5.00%, 6/15/17	815	830,045
San Jose Unified School District Series 2015
5.00%, 8/01/20	595	665,180
State of California Series 2015
5.00%, 8/01/18	630	667,170
State of California Department of Water Resources Series 2014A
5.00%, 12/01/19	675	742,520
Series 2016A
5.00%, 12/01/19	345	379,510
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17	1,000	1,013,340
University of California Series 2010U
5.00%, 5/15/18	670	705,758

		14,436,162

Florida - 0.1%
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (a)(b)(c)	101	23,247

Illinois - 1.2%
State of Illinois Series 2016
5.00%, 2/01/18	220	225,779

Louisiana - 0.1%
Orange Grove Community Development District Series 2006
5.30%, 11/01/21 (a)(c)(d)	130	26,000

New Jersey - 3.1%
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	580	593,549

New York - 1.7%
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A
1.70%, 3/01/27 (e)	180	172,203

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/18	$150	$155,649

		327,852

Total Long-Term Municipal Bonds (cost $15,841,365)		15,632,589

Short-Term Municipal Notes - 7.9%
California - 7.9%
County of Los Angeles CA Series 2016
3.00%, 6/30/17	675	682,027
County of Riverside CA Series 2016
3.00%, 6/30/17	350	353,503
County of Ventura CA Series 2016
2.00%, 7/01/17	470	472,524

Total Short-Term Municipal Notes (cost $1,509,952)		1,508,054

Total Municipal Obligations (cost $17,351,317)		17,140,643

CORPORATES - INVESTMENT GRADE - 4.9%
Financial Institutions - 4.9%
Banking - 4.9%
Capital One Bank USA, NA
1.20%, 2/13/17	500	499,899
Morgan Stanley Series G
5.45%, 1/09/17	445	445,219

Total Corporates - Investment Grade (cost $945,466)		945,118

SHORT-TERM INVESTMENTS - 4.6%
Time Deposit - 4.6%
State Street Time Deposit
0.01%, 1/03/17 (cost $879,198)	879	879,198

Total Investments - 98.8% (cost $19,175,981) (f)		$18,964,959
Other assets less liabilities - 1.2%		229,827

Net Assets - 100.0%		$19,194,786

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$165	10/14/22	1.194%	SIFMA	*	$3,562

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of this security amounted to $172,203 or 0.90% of net assets.
(f)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,785 and gross unrealized depreciation of investments was $(214,807), resulting in net unrealized depreciation of $(211,022).

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$15,583,342		$49,247		$15,632,589
Short-Term Municipal Notes		– 0	–	1,508,054		– 0	–	1,508,054
Corporates - Investment Grade		– 0	–	945,118		– 0	–	945,118
Short-Term Investments		– 0	–	879,198		– 0	–	879,198

Total Investments in Securities		– 0	–	18,915,712		49,247		18,964,959

Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	3,562		– 0	–	3,562
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$ – 0	–	$18,919,274		$49,247		$18,968,521

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

5

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$90,150		$90,150
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(323,183)		(323,183)
Change in unrealized appreciation/depreciation	332,268		332,268
Purchases	– 0	–	– 0	–
Sales	(49,988)		(49,988)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$49,247		$49,247

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$858		$858

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in discount rates, level yield, cumulative loss and delinquency rate in isolation would be expected to result in a significantly lower (higher) fair value measurement. A significant increase (decrease) in appraisal value and EBITDA projections/multiples in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.3%
Long-Term Municipal Bonds - 90.3%
Florida - 0.4%
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (a)(b)	$130	$29,888
New River Community Development District Series 2006B
5.00%, 5/01/13 (a)(b)(c)(d)	65	0
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (a)(b)(d)	45	22,500
Series 2010A-1
6.125%, 5/01/35	20	20,019
Series 2010A-2
6.125%, 5/01/35	50	50,049
Series 2010B
5.125%, 5/01/17	35	34,968
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	85	85,586

		243,010

Illinois - 1.2%
State of Illinois Series 2016
5.00%, 2/01/18	660	677,338

Louisiana - 0.1%
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (a)(b)	115	23,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (a)(d)(e)	120	21,600

		44,600

Michigan - 1.9%
Michigan Finance Authority (City of Detroit MI) Series 2016C
5.00%, 4/01/20	1,000	1,087,690

New Jersey - 5.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X
5.00%, 6/15/19	1,150	1,205,188
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	1,800	1,842,048

		3,047,236

	Principal Amount (000)	U.S. $ Value
New York - 81.3%
City of New York NY Series 2013E
5.00%, 8/01/17	$1,175	$1,202,566
Series 2014J
1.30% (MUNIPSA + 0.58%), 8/01/27 (f)	1,550	1,549,581
Series 2016E
5.00%, 8/01/19	1,865	2,025,632
Haverstraw-Stony Point Central School District Series 2015
4.00%, 10/15/18	1,000	1,048,190
Metropolitan Transportation Authority Series 2012H
5.00%, 11/15/17	1,350	1,396,170
Series 2016B
5.00%, 11/15/19	585	639,019
Metropolitan Transportation Authority (Metropolitan Transportation Authority Service Contract) Series 2002A
5.75%, 1/01/17	2,240	2,240,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/18	1,000	1,067,520
Series 2015C
5.00%, 11/01/18	3,680	3,928,474
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2009A
5.00%, 4/01/18	1,740	1,824,564
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2016A
5.00%, 3/15/19	1,315	1,420,200
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/23	1,170	1,374,247
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009A
5.00%, 3/15/17	3,700	3,730,155
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2012D
5.00%, 6/15/20	1,000	1,114,560
Series 2014
5.00%, 6/15/18	1,005	1,060,858
Series 2016
5.00%, 6/15/19	1,775	1,928,910
New York State Thruway Authority AMBAC Series 2007A
5.00%, 4/01/22 (Pre-refunded/ETM)	2,245	2,267,158
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2008B
5.25%, 4/01/18	2,435	2,560,208

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2013A
5.00%, 5/01/19	$1,470	$1,583,807
New York State Thruway Authority (New York State Thruway Authority Service Contract) Series 2009
5.00%, 4/01/18	2,075	2,175,326
New York State Thruway Authority Highway & Bridge Trust Fund Series 2008B
5.25%, 4/01/18 (Pre-refunded/ETM)	275	288,789
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/17-3/15/18	1,500	1,531,220
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/18	515	534,395
Niagara Falls City School District Series 2016
5.00%, 6/15/18	780	819,546
Port Authority of New York & New Jersey Series 2014-186
5.00%, 10/15/21	1,000	1,122,920
Series 2015E
5.00%, 10/15/21	1,500	1,684,380
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/17-10/15/18	1,510	1,587,586
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	105	105,029
Suffolk County Water Authority Series 2015B
5.00%, 11/01/17 (Pre-refunded/ETM)	1,000	1,032,740
Town of Oyster Bay NY Series 2016C
4.00%, 6/01/18	275	275,814
Triborough Bridge & Tunnel Authority Series 2012B
4.00%, 11/15/17	1,080	1,108,080

		46,227,644

Total Municipal Obligations (cost $51,844,906)		51,327,518

SHORT-TERM INVESTMENTS - 8.7%
Time Deposit - 8.7%
State Street Time Deposit
0.01%, 1/03/17 (cost $4,962,900)	4,963	4,962,900

	Principal Amount (000)	U.S. $ Value
Total Investments - 99.0% (cost $56,807,806) (g)		$56,290,418
Other assets less liabilities - 1.0%		560,769

Net Assets - 100.0%		$56,851,187

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$480	6/07/22	0.906%	SIFMA	*	$16,572

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Defaulted matured security.
(c)	Fair valued by the Adviser.
(d)	Non-income producing security.
(e)	Defaulted.
(f)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(g)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,940 and gross unrealized depreciation of investments was $(560,328), resulting in net unrealized depreciation of $(517,388).

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 4.4%, respectively.

Glossary:

AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
MUNIPSA	-	SIFMA Municipal Swap Index Rate

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$50,475,305		$852,213	(a)	$51,327,518
Short-Term Investments		– 0	–	4,962,900		– 0	–	4,962,900

Total Investments in Securities		– 0	–	55,438,205		852,213		56,290,418
Other Financial Instruments (b):
Assets:
Interest Rate Swaps		– 0	–	16,572		– 0	–	16,572
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (c)	$	– 0	–	$55,454,777		$852,213		$56,306,990

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/16	$924,415		$924,415
Accrued discounts/(premiums)	(2,305)		(2,305)
Realized gain (loss)	(424,696)		(424,696)
Change in unrealized appreciation/depreciation	428,771		428,771
Purchases	– 0	–	– 0	–
Sales	(73,972)		(73,972)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$852,213		$852,213

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/16	$(6,634)		$(6,634)

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.0%
Long-Term Municipal Bonds - 89.9%
Arizona - 6.6%
City of Phoenix Civic Improvement Corp. Series 2009A
5.00%, 7/01/17	$2,300	$2,346,690
Series 2014B
5.00%, 7/01/18	2,155	2,274,818
Series 2016
5.00%, 7/01/20	2,500	2,778,300
Gilbert Water Resource Municipal Property Corp. Series 2016
5.00%, 7/01/18	1,745	1,843,627

		9,243,435

Connecticut - 4.5%
State of Connecticut Series 2016A
5.00%, 3/15/19	5,935	6,347,008

Delaware - 1.0%
State of Delaware Series 2014B
5.00%, 7/01/18	1,365	1,442,355

District of Columbia - 3.2%
Washington Metropolitan Area Transit Authority Series 2016A
5.00%, 7/01/18	4,265	4,497,570

Florida - 6.9%
Florida State Board of Education (State of Florida) Series 2015C
5.00%, 6/01/17	4,415	4,488,422
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (a)(b)(c)	55	27,500
Series 2010A-1
6.125%, 5/01/35	30	30,029
Series 2010A-2
6.125%, 5/01/35	60	60,058
Series 2010B
5.125%, 5/01/17	40	39,963
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	70	70,482
Seacoast Utility Authority Series 2016A
5.00%, 3/01/20	1,880	2,074,054
State of Florida Lottery Revenue Series 2012A
5.00%, 7/01/17	2,850	2,906,715

		9,697,223

Georgia - 5.2%
Municipal Electric Authority of Georgia Series 2012B
5.00%, 1/01/18	2,450	2,544,717

	Principal Amount (000)	U.S. $ Value
State of Georgia Series 2009I
5.00%, 7/01/18	$4,445	$4,698,276

		7,242,993

Kentucky - 0.8%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A
5.00%, 9/01/23	1,000	1,152,380

Louisiana - 2.1%
Louisiana Public Facilities Authority (Tulane University) Series 2016A
5.00%, 12/15/19	2,515	2,736,446
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (a)(c)(d)	670	120,600

		2,857,046

Maryland - 3.8%
State of Maryland Series 2014A
5.00%, 3/01/19	1,075	1,159,495
State of Maryland Department of Transportation Series 2015B
5.00%, 2/15/18	4,000	4,174,480

		5,333,975

Massachusetts - 5.6%
Massachusetts Clean Water Trust (The) Series 2014
5.00%, 8/01/17	7,700	7,880,642

Michigan - 3.1%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) AGM Series 2006D
1.167% (LIBOR 3 Month + 0.60%), 7/01/32 (e)	1,530	1,335,797
Michigan Finance Authority (City of Detroit MI) Series 2016C
5.00%, 4/01/20	2,690	2,925,886

		4,261,683

Nebraska - 3.4%
City of Lincoln NE Electric System Revenue Series 2016
5.00%, 9/01/18	1,400	1,487,878
Lancaster County School District 001 Series 2016
5.00%, 1/15/20	2,955	3,254,460

		4,742,338

	Principal Amount (000)	U.S. $ Value
Nevada - 1.0%
Las Vegas Valley Water District Series 2015A
4.00%, 6/01/18	$1,305	$1,355,765

New Jersey - 6.1%
New Jersey Economic Development Authority Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,917,714
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011G
5.00%, 9/01/20	190	201,567
Series 2015X
5.00%, 6/15/19	3,000	3,143,970
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/17	2,100	2,149,056
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016
5.00%, 6/15/19	1,000	1,055,250

		8,467,557

New York - 1.7%
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/18	1,335	1,385,276
Town of Oyster Bay NY Series 2016
3.75%, 3/31/17	1,000	1,002,370

		2,387,646

North Carolina - 1.3%
State of North Carolina Series 2013E
5.00%, 5/01/18	1,710	1,797,501

Ohio - 2.6%
State of Ohio Major New State Infrastrucure Project Series 20082008-1
5.50%, 6/15/20 (Pre-refunded/ETM)	2,500	2,654,200
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant) Series 20121-GARVEE
5.00%, 12/15/17	1,000	1,037,400

		3,691,600

	Principal Amount (000)	U.S. $ Value
Oregon - 4.3%
City of Portland OR Sewer System Revenue Series 2016B
5.00%, 6/15/19	$5,540	$6,005,028

Pennsylvania - 4.1%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012A
5.00%, 7/01/18	2,970	3,134,686
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A
4.60%, 7/01/15 (a)(b)(c)	65	650
Philadelphia Gas Works Co. Series 2015
4.00%, 8/01/18	2,485	2,569,341

		5,704,677

Texas - 12.4%
Austin Community College District Public Facility Corp. Series 2015
3.00%, 8/01/17	1,100	1,113,090
Fort Worth Independent School District Series 2016
5.00%, 2/15/20	5,385	5,931,524
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015B-2
3.875%, 11/15/20	1,000	999,430
Tarrant Regional Water District Series 2015
5.00%, 3/01/18	2,760	2,883,869
Texas Public Finance Authority (Texas Public Finance Authority State Lease) Series 2015D
4.00%, 2/01/18	1,290	1,329,758
Texas Transportation Commission State Highway Fund Series 2015
4.00%, 10/01/18	2,500	2,617,425
5.00%, 10/01/23	2,150	2,530,958

		17,406,054

Virginia - 2.9%
County of Fairfax VA Series 2011A
5.00%, 4/01/17	1,385	1,398,670
Virginia Public School Authority (Virginia Public School Authority State Lease) Series 2016A
5.00%, 8/01/19	2,440	2,652,085

		4,050,755

	Principal Amount (000)	U.S. $ Value
Washington - 4.1%
Energy Northwest (Bonneville Power Administration) Series 2010A
5.00%, 7/01/17	$3,000	$3,059,280
Series 2011A
5.00%, 7/01/18	1,335	1,410,254
King County School District No 45 Bellevue Series 2015
5.00%, 12/01/18	1,225	1,310,015

		5,779,549

West Virginia - 1.6%
State of West Virginia Series 2015A
5.00%, 6/01/18	2,180	2,296,041

Wisconsin - 1.6%
State of Wisconsin Series 2011A
5.00%, 5/01/18	2,175	2,283,641

Total Long-Term Municipal Bonds (cost $127,374,279)		125,924,462

Short-Term Municipal Notes - 7.1%
California - 7.1%
County of Riverside CA Series 2016
3.00%, 6/30/17	6,030	6,090,360
County of Ventura CA Series 2016
2.00%, 7/01/17	3,805	3,825,433

Total Short-Term Municipal Notes (cost $9,929,730)		9,915,793

Total Municipal Obligations (cost $137,304,009)		135,840,255

CORPORATES - INVESTMENT GRADE - 1.3%
Financial Institutions - 1.3%
Banking - 1.3%
Capital One Bank USA, NA 1.20%, 2/13/17 (cost $1,850,260)	1,850	1,849,628

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit
0.01%, 1/03/17 (cost $498,992)	499	498,992

	Principal Amount (000)	U.S. $ Value
Total Investments - 98.6% (cost $139,653,261) (f)		$138,188,875
Other assets less liabilities - 1.4%		1,908,863

Net Assets - 100.0%		$140,097,738

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$1,300	7/11/22	0.745%	SIFMA	*	$57,226

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	Defaulted matured security.
(c)	Non-income producing security.
(d)	Defaulted.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(f)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,232 and gross unrealized depreciation of investments was $(1,540,618), resulting in net unrealized depreciation of $(1,464,386).

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$124,572,810		$1,351,652		$125,924,462
Short-Term Municipal Notes		– 0	–	9,915,793		– 0	–	9,915,793
Corporates - Investment Grade		– 0	–	1,849,628		– 0	–	1,849,628
Short-Term Investments		– 0	–	498,992		– 0	–	498,992

Total Investments in Securities		– 0	–	136,837,223		1,351,652		138,188,875

Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	57,226		– 0	–	57,226
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$136,894,449		$1,351,652		$138,246,101

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

7

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$1,471,678		$1,471,678
Accrued discounts/(premiums)	(2,438)		(2,438)
Realized gain (loss)	(403,091)		(403,091)
Change in unrealized appreciation/depreciation	407,413		407,413
Purchases	– 0	–	– 0	–
Sales	(121,910)		(121,910)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$1,351,652		$1,351,652

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(4,588)		$(4,588)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.8%
Long-Term Municipal Bonds - 92.8%
California - 83.1%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,244,130
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,676,903
Bay Area Toll Authority Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM) Series 2012	14,975	16,158,923
5.00%, 4/01/24-4/01/25	13,845	15,793,098
Series 2014A
1.00%, 4/01/47	15,455	15,444,645
Bay Area Water Supply & Conservation Agency Series 2013A
5.00%, 10/01/25	4,710	5,462,846
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	12,420	13,133,405
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	24,497,550
California Educational Facilities Authority (Claremont Mckenna College) Series 2015A
5.00%, 1/01/27	1,300	1,562,509
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/28	1,545	1,815,607
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015
5.00%, 11/15/27-11/15/29	19,500	22,903,785
California Infrastructure & Economic Development Bank Series 2016
4.00%, 10/01/18	2,460	2,577,268
5.00%, 10/01/21	3,925	4,500,680
California Infrastructure & Economic Development Bank (Broad Collection (The)) Series 2011A
5.00%, 6/01/21	20,650	23,539,761
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016
5.00%, 7/01/26	2,370	2,763,159
Series 2016B
5.00%, 7/01/23	8,145	9,347,202
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	2,035	2,002,928

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012
5.00%, 7/01/27 (a)	$4,000	$4,117,840
California School Finance Authority (Launchpad Development Obligated Group) Series 2016A
5.00%, 6/01/31 (a)	1,000	1,043,170
California Special Districts Association Finance Corp. COP AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	65	66,710
California State Public Works Board Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,362,437
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,330,836
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,772,192
California State Public Works Board (California State Public Works Board Lease) Series 2014A
5.00%, 9/01/30	11,220	12,802,020
Series 2014B
5.00%, 10/01/29	4,445	5,091,036
AMBAC Series 1993A
5.00%, 12/01/19	1,715	1,837,280
California State University Series 2010A
5.00%, 11/01/24	1,490	1,641,533
Series 2011A
5.25%, 11/01/26	5,500	6,304,045
Series 2012A
5.00%, 11/01/26	10,930	12,574,200
Series 2014A
5.00%, 11/01/28	16,650	19,525,621
California Statewide Communities Development Authority (Kaiser Credit Group) Series 2012C
5.00%, 11/01/29	2,630	2,664,137
Series 209.9
5.00%, 4/01/44	1,000	1,012,980
Central Coast Water Authority Series 2016
5.00%, 10/01/18-10/01/20	3,485	3,834,801
City & County of San Francisco CA COP Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,531,815
City of Hayward CA COP Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,575,828
City of Industry CA Series 2009
5.00%, 7/01/17	3,655	3,724,482
City of Long Beach CA Harbor Revenue Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,741,229
Series 2010B

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/21	$6,500	$7,204,470
Series 2015A
4.00%, 5/15/18	2,145	2,224,043
City of Los Angeles CA Wastewater System Revenue Series 2012C
5.00%, 6/01/23	2,765	3,168,109
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2008A
5.50%, 5/15/17	7,975	8,104,753
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	17,281,678
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	28,698,884
Series 2010D
5.00%, 5/15/23	5,000	5,539,300
City of Riverside CA Sewer Revenue Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,155,104
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016
5.00%, 9/01/31	1,170	1,197,834
City of San Francisco CA Public Utilities Commission Wastewater Revenue Series 2013B
5.00%, 10/01/25	4,000	4,591,320
City of San Francisco CA Public Utilities Commission Water Revenue Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	2,000	2,193,840
Series 2011A
5.00%, 11/01/25	11,320	12,912,611
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	3,600	4,060,440
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A
5.00%, 3/01/22	3,000	3,467,370
Cotati-Rohnert Park Unified School District AGM Series 2015B
5.00%, 8/01/21	3,000	3,412,440
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A
5.00%, 11/01/21	1,725	1,952,390
Desert Sands Unified School District Series 2015
5.00%, 8/01/21	1,680	1,910,966
Dublin Unified School District Series 2016A
5.00%, 8/01/18	2,845	3,011,006
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/27	1,000	1,095,490

	Principal Amount (000)	U.S. $ Value
Grossmont-Cuyamaca Community College District AGC Series 2008
5.25%, 8/01/17	$1,150	$1,178,612
Lake Elsinore Public Financing Authority Series 2015
5.00%, 9/01/21-9/01/23	1,675	1,858,449
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012
5.00%, 11/01/23	4,025	4,535,853
Long Beach Unified School District Series 2009A
5.00%, 8/01/18	9,845	10,435,405
Series 2010A
5.00%, 8/01/25	1,000	1,110,220
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	5,000	5,925,550
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2010A
5.00%, 7/01/21	2,000	2,221,220
Los Angeles Department of Water & Power PWR Series 2013A
5.00%, 7/01/21	1,505	1,713,187
Series 2014B
5.00%, 7/01/27	2,190	2,546,707
Series 2014C
5.00%, 7/01/26	11,725	13,829,637
Los Angeles Department of Water & Power WTR Series 2012C
5.00%, 7/01/23	1,540	1,772,971
Los Angeles Unified School District/CA Series 2014C
5.00%, 7/01/27	10,365	12,163,327
Series 2015A
5.00%, 7/01/19	11,585	12,595,675
Series 2016A
5.00%, 7/01/24-7/01/27	35,000	41,985,474
Mammoth Unified School District/CA NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,847,683
Metropolitan Water District of Southern California Series 1993
5.75%, 8/10/18	4,600	4,795,500
Series 1993A
5.75%, 7/01/21	1,775	1,975,114
5.75%, 7/01/21 (Pre-refunded/ETM)	710	830,750
Series 2014A
5.00%, 3/01/17	4,985	5,017,502
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B
5.00%, 11/01/19	2,875	3,141,944
Natomas Unified School District BAM Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/22-8/01/23	$4,950	$5,734,627
Northern California Power Agency Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,501,524
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/23	1,575	1,861,430
Series 2016
5.00%, 8/01/27	2,405	2,886,770
Orange County Sanitation District COP Series 2009A
5.00%, 2/01/18-2/01/19	9,155	9,686,720
5.00%, 2/01/20 (Pre-refunded/ETM)	1,890	2,034,528
Palo Alto Unified School District Series 2016
4.00%, 8/01/18	1,750	1,827,753
Palomar Health Series 2016
3.00%, 11/01/17	1,000	1,006,460
4.00%, 11/01/19	625	646,744
Peralta Community College District Series 2014A
5.00%, 8/01/28	1,820	2,110,308
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016A
5.00%, 9/01/27	2,750	3,228,143
Port of Los Angeles Series 2011B
5.00%, 8/01/23	2,500	2,829,625
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,977,123
Port of Oakland Series 2012P
5.00%, 5/01/22-5/01/25	16,945	18,990,382
NATL Series 2007C
5.00%, 11/01/18	1,900	1,961,579
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease) Series 2015
5.00%, 11/01/28	3,395	3,992,554
Romoland School District Series 2015
5.00%, 9/01/23	955	1,072,121
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B
5.40%, 11/01/20	1,405	1,507,340
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/24	4,945	5,558,526
Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001
5.50%, 12/01/21	1,175	1,372,811
Sacramento Municipal Utility District Series 2012Y
5.00%, 8/15/25	4,555	5,209,144

	Principal Amount (000)	U.S. $ Value
Sacramento Regional Transit District Series 2012
5.00%, 3/01/24	$1,000	$1,103,730
San Diego County Water Authority COP AGM Series 2008A
5.00%, 5/01/19	1,460	1,531,160
5.00%, 5/01/24 (Pre-refunded/ETM)	4,860	5,110,679
San Diego County Water Authority Financing Corp. Series 2015
5.00%, 5/01/21	1,000	1,136,040
Series 2016S
5.00%, 5/01/21	10,610	12,012,218
AGM Series 2008A
5.00%, 5/01/19 (Pre-refunded/ETM)	1,335	1,402,952
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/18	20,615	21,640,390
5.00%, 5/15/21 (Pre-refunded/ETM)	14,905	16,157,616
Series 2015
5.00%, 5/15/22	4,785	5,534,953
San Diego Public Facilities Financing Authority Water Revenue Series 2016B
5.00%, 8/01/18-8/01/19	5,940	6,439,056
San Francisco City & County Airport Comm-San Francisco International Airport Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM)	855	968,022
5.00%, 5/01/25	2,145	2,414,862
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2011
5.25%, 5/01/18	4,655	4,891,381
Series 2011C
5.00%, 5/01/21	3,900	4,351,191
Series 2016S
5.00%, 5/01/26	3,810	4,604,614
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp) Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,262,831
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B
5.00%, 8/01/26	1,070	1,251,740
San Francisco Community College District Series 2015
5.00%, 6/15/19	9,305	10,097,786
San Joaquin Delta Community College District Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,165,111
Santa Rosa City Schools Series 2013

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/17	$4,255	$4,350,099
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01) Series 2016
5.00%, 9/01/29-9/01/30	2,365	2,643,180
Simi Valley Unified School District Series 2017
5.00%, 8/01/18-8/01/19 (b)	2,375	2,512,746
South Placer Wastewater Authority/CA Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,079,872
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010
5.00%, 7/01/22-7/01/25	12,235	13,417,940
Series 2014A
5.00%, 7/01/30	1,000	1,150,610
Southwestern Community College District Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,450,888
State of California Series 2013
5.00%, 10/01/20-9/01/28	29,390	33,100,502
Series 2014
5.00%, 12/01/22-5/01/29	23,385	27,217,395
Series 2015
5.00%, 3/01/21	17,455	19,688,891
Series 2015B
5.00%, 9/01/24	3,330	3,955,141
State of California Department of Water Resources Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM)	50	56,148
5.00%, 12/01/20	1,745	1,965,202
Series 2014A
5.00%, 12/01/27	5,690	6,743,276
Series 2016A
5.00%, 12/01/18	1,140	1,221,134
State of California Department of Water Resources Power Supply Revenue Series 2008H
5.00%, 5/01/17	1,455	1,474,410
Series 2008K
5.00%, 5/01/18	23,145	24,316,831
Series 2010L
5.00%, 5/01/20	13,940	15,491,104
Series 2011N
5.00%, 5/01/20	4,210	4,678,447
Series 2015O
5.00%, 5/01/22	8,130	9,413,239
AGM Series 2008H
5.00%, 5/01/17	21,050	21,330,807
Stockton Unified School District Series 2016
5.00%, 8/01/28	7,770	8,922,913
Sweetwater Union High School District BAM Series 2014

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/28-8/01/29	$7,980	$9,171,615
University of California Series 2009Q
5.25%, 5/15/22 (Pre-refunded/ETM)	3,355	3,441,894
5.25%, 5/15/22	155	158,904
Series 2010U
5.00%, 5/15/24	4,215	4,655,805
Series 2012G
5.00%, 5/15/25	10,000	11,343,400
Series 2014A
5.00%, 5/15/28	1,000	1,168,570
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,510,992
Series 2015I
5.00%, 5/15/21	2,900	3,296,633
Vacaville Unified School District BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,707,850
Vista Unified School District Series 2015
5.00%, 8/01/20	2,100	2,339,169
West Valley-Mission Community College District Series 2015B
3.00%, 8/01/17	675	683,147

		1,007,372,717

Colorado - 0.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A
5.75%, 11/15/20	1,700	1,934,345
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A
5.00%, 12/01/20	1,625	1,800,142

		3,734,487

Florida - 0.2%
County of Miami-Dade FL Aviation Revenue Series 2009A
5.75%, 10/01/21	1,055	1,171,240
Miami-Dade County Expressway Authority Series 2013A
5.00%, 7/01/21	1,280	1,439,974
New River Community Development District Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)	405	0

		2,611,214

Illinois - 2.4%
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/28	2,185	2,253,128
State of Illinois Series 2012
5.00%, 8/01/18-8/01/21	9,950	10,320,579
Series 2013

8

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/20	$3,465	$3,595,076
Series 2014
5.00%, 5/01/28	4,735	4,757,728
Series 2016
5.00%, 2/01/22-11/01/24	3,950	4,073,669
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005
6.00%, 1/01/26	4,450	4,250,774

		29,250,954

Massachusetts - 0.7%
Commonwealth of Massachusetts NATL Series 2000E
1.02%, 12/01/30 (g)	6,075	5,539,568
NATL Series 2000G
0.93%, 12/01/30 (g)	2,200	2,006,365
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016
5.00%, 7/01/27	1,055	1,185,461

		8,731,394

New Jersey - 2.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19-6/15/20	25,930	27,357,559

New York - 1.5%
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/18	12,835	13,428,747
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001B
1.278%, 10/01/36 (g)	5,550	5,056,855

		18,485,602

Ohio - 0.1%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D
4.25%, 8/01/29	920	831,009
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.) Series 2016B
4.375%, 6/01/33	1,125	1,016,156

		1,847,165

Puerto Rico - 0.5%
Commonwealth of Puerto Rico NATL Series 2001A

	Principal Amount (000)	U.S. $ Value
5.50%, 7/01/19	$5,470	$5,805,749

Texas - 1.1%
City of Houston TX Airport System Revenue Series 2011A
5.00%, 7/01/19	10,290	11,074,921
North Texas Tollway Authority Series 2015A
5.00%, 1/01/23	1,915	2,196,965

		13,271,886

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) AGM Series 2004C
1.08%, 2/15/34 (g)	1,000	887,468

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	5,335	5,714,532

Total Municipal Obligations (cost $1,104,605,170)		1,125,070,727

GOVERNMENTS-TREASURIES - 5.1%
United States - 5.1%
U.S. Treasury Notes
1.00%, 11/30/18	26,601	26,515,797
1.625%, 10/31/23	12,000	11,544,840
2.125%, 11/30/23	24,139	23,978,693

Total Governments-Treasuries (cost $62,029,479)		62,039,330

SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit
0.01%, 1/03/17 (cost $13,670,354)	13,670	13,670,354

Total Investments - 99.0% (cost $1,180,305,003)(h)		1,200,780,411
Other assets less liabilities - 1.0%		12,106,750

Net Assets - 100.0%		$1,212,887,161

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$15,800	3/01/23	0.904%	SIFMA	*	$679,776
JPMorgan Chase Bank, NA	8,500	2/22/23	0.902%	SIFMA	*	364,696

						$1,044,472

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $7,163,938 or 0.6% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Defaulted matured security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of these securities amounted to $13,490,256 or 1.11% of net assets.
(h)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,719,930 and gross unrealized depreciation of investments was $(8,244,522), resulting in net unrealized appreciation of $20,475,408.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.2% and 0.6%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,097,453,404		$27,617,323	(a)	$1,125,070,727
Governments - Treasuries		– 0	–	62,039,330		– 0	–	62,039,330
Short-Term Investments		– 0	–	13,670,354		– 0	–	13,670,354

Total Investments in Securities		– 0	–	1,173,163,088		27,617,323		1,200,780,411
Other Financial Instruments (b):
Assets:
Interest Rate Swaps		– 0	–	1,044,472		– 0	–	1,044,472

Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (c)	$	– 0	–	$1,174,207,560		$27,617,323		$1,201,824,883

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

California Municipal Portfolio	Long-Term Municipal Bonds(a)	Total
Balance as of 9/30/16	$27,865,539	$27,865,539
Accrued discounts/(premiums)	(57,922)	(57,922)
Realized gain (loss)	(2,754,975)	(2,754,975)
Change in unrealized appreciation/depreciation	1,795,556	1,795,556

Purchases	906,710		906,710
Sales	(137,585)		(137,585)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$27,617,323		$27,617,323

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(1,047,669)		$(1,047,669)

(a)	The Portfolio held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$0	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.0%
Long-Term Municipal Bonds - 89.4%
New York - 77.1%
Albany County Airport Authority AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,712,868
Battery Park City Authority Series 2013A
5.00%, 11/01/22	4,325	5,073,571
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,234,350
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,403,668
5.25%, 11/01/29	1,900	1,878,910
City of New York NY Series 1993E-3
5.00%, 8/01/23	6,855	7,749,166
Series 2007A
5.00%, 8/01/18 (Pre-refunded/ETM)	30	30,685
5.00%, 8/01/18	4,540	4,645,419
Series 2011A
5.00%, 8/01/26	14,275	16,117,046
Series 2011D-1
5.00%, 10/01/24	2,860	3,244,613
Series 2012I
5.00%, 8/01/22	2,320	2,668,070
Series 2013B
5.00%, 8/01/20	10,000	11,109,500
Series 2013F
5.00%, 3/01/17	2,675	2,692,521
Series 2013I
5.00%, 8/01/20	18,775	20,858,086
Series 20161
5.00%, 8/01/20	8,480	9,420,856
Series 2016E
5.00%, 8/01/20	9,360	10,398,492
City of Yonkers NY Series 2011A
5.00%, 10/01/17	2,325	2,391,681
County of Monroe NY Series 2015
5.00%, 6/01/17-6/01/22	16,340	17,645,648
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,541,121
County of Nassau NY Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,584,164
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,260,327
Series 2014A
5.00%, 4/01/25	10,190	11,692,414
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)

	Principal Amount (000)	U.S. $ Value
Series 2011C
5.00%, 12/01/23	$5,925	$6,766,409
Erie County Industrial Development Agency (The) (Buffalo City School District) Series 2011B
5.00%, 5/01/22	5,800	6,529,698
Housing Development Corp./NY Series 2013A
5.00%, 7/01/25	2,000	2,302,960
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
4.75%, 1/01/20 (a)	1,235	1,207,460
5.25%, 1/01/24 (a)	1,250	1,172,000
Metropolitan Transportation Authority Series 2010D
5.25%, 11/15/24	10,755	12,145,621
Series 2010G
5.00%, 11/15/21	9,305	10,388,474
5.25%, 11/15/22-11/15/26	33,880	38,268,744
Series 2011C
5.00%, 11/15/24	2,890	3,275,324
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,389,715
Series 2012F
5.00%, 11/15/22	3,470	3,987,030
Series 2016B
5.00%, 11/15/22	2,105	2,418,645
Series 2016C
5.00%, 11/15/34	4,480	4,869,178
Series 2016D
5.00%, 11/15/27	1,135	1,337,041
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/24	14,130	16,344,595
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
5.00%, 7/01/24	4,550	5,182,450
New York City Municipal Water Finance Authority Series 2008AA
5.00%, 6/15/19 (Pre-refunded/ETM)	11,675	12,325,648
5.00%, 6/15/21 (Pre-refunded/ETM)	1,285	1,354,711
5.00%, 6/15/21	5,620	5,932,360
5.00%, 6/15/22 (Pre-refunded/ETM)	2,905	3,066,896
Series 2010FF
5.00%, 6/15/25	24,730	27,213,387
Series 2011HH
5.00%, 6/15/26	9,055	10,208,698
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,618,887
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,294,748
Series 2015G
5.00%, 6/15/28	11,465	13,548,534

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A
5.00%, 7/15/25	$4,420	$4,948,544
Series 2012S
5.00%, 7/15/25	7,390	8,511,285
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/20	1,160	1,299,223
Series 2011A-1
5.00%, 11/01/23	15,315	17,311,310
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	16,847,853
Series 2011C
5.00%, 11/01/20	9,480	10,617,790
Series 2012B
5.00%, 11/01/22-11/01/24	13,105	15,220,107
Series 2012D
5.00%, 11/01/20-11/01/23	32,780	37,520,182
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	13,156,300
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,767,445
Series 2014C
5.00%, 11/01/26	6,345	7,432,596
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,106,263
Series 2015C
5.00%, 11/01/18-11/01/26	24,005	28,069,118
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2016A
5.00%, 12/01/26	7,175	8,464,060
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011
5.00%, 7/01/21	4,745	5,313,309
New York Liberty Development Corp. (National Sports Museum) Series 2006A
6.125%, 2/15/19(b) (c)	1,980	20
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax) Series 2008A
5.00%, 4/01/19-4/01/20	16,145	16,894,935
New York State Dormitory Authority Series 2008A
5.00%, 3/15/20 (Pre-refunded/ETM)	4,750	4,973,202
Series 2008C
5.00%, 3/15/18 (Pre-refunded/ETM)	12,425	12,993,692
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)	1,290	1,471,052
5.00%, 2/15/23 (Pre-refunded/ETM)	865	986,403
5.00%, 2/15/24 (Pre-refunded/ETM)	815	929,385

	Principal Amount (000)	U.S. $ Value
5.00%, 2/15/25 (Pre-refunded/ETM)	$880	$1,003,508
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2010A
5.00%, 7/01/19	4,390	4,742,693
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,335,169
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A
5.00%, 7/01/18	1,360	1,431,060
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/22	6,050	6,549,911
Series 2015A
5.00%, 3/15/19	4,590	4,957,200
New York State Dormitory Authority (New York State Sales Tax) Series 2015-2
5.00%, 3/15/22	29,830	34,430,681
Series 2015A
5.00%, 3/15/21-3/15/23	13,835	15,762,369
New York State Dormitory Authority (New York University) Series 2015A
5.00%, 7/01/23	2,040	2,378,273
NATL Series 1998A
6.00%, 7/01/18	1,000	1,071,080
New York State Dormitory Authority (St John’s University/NY) Series 2015A
5.00%, 7/01/24	1,130	1,316,812
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2008C
5.00%, 3/15/18	12,450	13,025,937
Series 2009D
5.00%, 6/15/20	2,230	2,417,186
Series 2009G
5.00%, 3/15/18	7,840	8,202,678
Series 2012A
5.00%, 12/15/21	5,905	6,761,934
Series 2012B
5.00%, 3/15/22	3,905	4,490,555
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	20,942,201
Series 2014A
5.00%, 2/15/18-2/15/29	19,815	22,336,958
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,926,989
Series 2015B
5.00%, 2/15/23	1,160	1,354,857
Series 2015E
5.00%, 3/15/23	4,380	5,122,366
Series 2016D
5.00%, 2/15/21	5,970	6,731,235
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,992,100

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2015A
5.00%, 7/01/18-7/01/19	$3,820	$4,110,452
New York State Dormitory Authority (State University of New York) Series 2011A
5.00%, 7/01/24	3,125	3,519,844
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease) Series 2015
5.00%, 2/15/21	3,870	4,334,052
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001A
0.998%, 5/01/34(d)	2,300	2,098,173
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2004
5.00%, 6/15/25	6,845	7,133,517
Series 2009A
5.25%, 6/15/24	7,300	7,949,043
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,833,020
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2008B
5.00%, 4/01/17	13,165	13,295,860
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	29,852,774
AMBAC Series 2005B
5.50%, 4/01/20	9,080	10,199,292
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2012I
5.00%, 1/01/25	5,155	5,766,177
Series 2013A
5.00%, 5/01/19	27,610	29,747,566
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,022,740
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	38,728,683
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/25	5,425	6,059,182
New York State Thruway Authority Highway & Bridge Trust Fund Series 2008B
5.00%, 4/01/17 (Pre-refunded/ETM)	8,500	8,582,875
New York State Urban Development Corp. Series 2007B
5.00%, 3/15/23 (Pre-refunded/ETM)	2,865	2,888,121

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp. (New York State Urban Development Corp. Lease) Series 2008B
5.00%, 1/01/19	$3,525	$3,716,161
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/19	10,000	10,786,400
Series 2013C
5.00%, 3/15/20	9,915	10,960,537
Series 2016A
5.00%, 3/15/21-3/15/28	22,635	26,217,327
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/26-8/01/31	23,655	24,294,628
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015
5.00%, 1/01/21	3,690	4,072,099
Niagara Falls City School District Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,104,732
Port Authority of New York & New Jersey Series 2011
5.00%, 9/15/24	2,000	2,220,600
Series 2011O
5.00%, 10/15/21	5,215	5,856,028
Series 2013-178
5.00%, 12/01/23	10,480	12,038,900
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,218,952
Series 2014-1
5.00%, 10/15/23	3,455	3,964,785
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	14,191,819
Series 2015E
5.00%, 10/15/21-10/15/23	13,485	15,317,021
Series 2016E
5.00%, 10/01/20	10,000	11,052,400
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/25-10/15/26	13,140	15,726,990
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	280	280,078
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011
5.00%, 7/01/17	1,750	1,780,328
Town of Oyster Bay NY Series 2016
3.75%, 3/31/17	1,800	1,804,266
Series 2016C
4.00%, 6/01/18	4,175	4,187,358
Series 2016D

	Principal Amount (000)	U.S. $ Value
3.875%, 6/28/17	$3,000	$3,015,120
Triborough Bridge & Tunnel Authority Series 1992Y
5.50%, 1/01/17 (Pre-refunded/ETM)	1,025	1,025,000
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,262,037
Series 2011A
5.00%, 1/01/27	7,000	7,924,770
Series 2012B
5.00%, 11/15/19-11/15/23	28,330	32,586,828
Series 2013A
5.00%, 11/15/28	5,000	5,714,950
Series 2013B
5.00%, 11/15/22	7,525	8,753,908
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010B
5.00%, 9/01/17-9/01/21	10,100	10,506,895
Utility Debt Securitization Authority Series 2013T
5.00%, 6/15/26-12/15/29	34,825	40,703,089
Series 2016A
5.00%, 6/15/27-12/15/27	15,000	18,024,644

		1,335,050,236

Alabama - 0.7%
Alabama Public School & College Authority Series 2009B
5.00%, 5/01/18	11,145	11,700,244

California - 1.5%
California Econ Recovery Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	16,365	17,305,006
5.25%, 7/01/21 (Pre-refunded/ETM)	5,000	5,474,400
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2013A
5.00%, 6/01/19	1,225	1,324,396
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009E
5.00%, 5/01/21	1,280	1,381,542

		25,485,344

District of Columbia - 0.4%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,288,752

Florida - 1.3%
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) AGM Series 2010A
5.00%, 10/01/17	1,305	1,341,540
County of Miami-Dade FL Aviation Revenue Series 2009A

	Principal Amount (000)	U.S. $ Value
5.75%, 10/01/20	$1,680	$1,865,573
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (b)(e)(f)	1,983	456,073
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (b)(e)(f)	185	92,500
Series 2010A-1
6.125%, 5/01/35	75	75,073
Series 2010A-2
6.125%, 5/01/35	180	180,174
Series 2010B
5.125%, 5/01/17	135	134,876
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	650	654,478
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/18	16,355	17,264,338
Volusia County School Board COP Series 2014B
5.00%, 8/01/26	1,000	1,152,840

		23,217,465

Georgia - 0.4%
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.) Series 2007A
5.00%, 3/15/17	6,975	7,019,779

Guam - 0.1%
Guam Department of Education COP Series 2010A
6.00%, 12/01/20	1,480	1,529,166

Illinois - 1.7%
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/28	5,090	5,248,706
State of Illinois Series 2012
5.00%, 3/01/21-8/01/25	9,765	9,976,584
Series 2013
5.50%, 7/01/25	7,435	7,845,040
Series 2014
5.00%, 5/01/24	2,540	2,603,983
Series 2016
5.00%, 2/01/24	4,200	4,313,064
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006
5.50%, 3/01/17 (b)(c)(e)	1,307	256,826

		30,244,203

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.) Series 2007A

	Principal Amount (000)	U.S. $ Value
5.25%, 10/15/18-10/15/21	$10,745	$11,659,566

Louisiana - 0.0%
Juban Parc Community Development District Series 2006
5.15%, 10/01/14 (b)(e)(f)	1,155	231,000
Whispering Spring Community Development District Series 2006
5.20%, 10/01/21 (b)(c)(e)	1,500	270,000

		501,000

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) Series 2012A
5.00%, 7/01/22	2,985	3,346,006

Nevada - 0.5%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) AGM Series 2009C
5.00%, 7/01/23	7,400	7,940,126

New Jersey - 1.9%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011G
5.00%, 9/01/21	3,295	3,477,938
Series 2013
5.00%, 3/01/21	2,500	2,650,700
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	25,340,006
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2011A
5.00%, 6/15/21	2,195	2,336,819

		33,805,463

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D
4.25%, 8/01/29	1,305	1,178,767
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.) Series 2016B
4.375%, 6/01/33	1,650	1,490,363

		2,669,130

Pennsylvania - 0.9%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)

	Principal Amount (000)	U.S. $ Value
Series 2009
5.00%, 9/01/21	$11,405	$12,575,381
5.25%, 9/01/23	2,345	2,606,163

		15,181,544

Tennessee - 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A
5.25%, 9/01/21	17,375	19,381,117

Washington - 0.7%
Port of Seattle WA Series 2010C
5.00%, 2/01/21	11,085	12,260,121

Total Long-Term Municipal Bonds (cost $1,519,780,368)		1,547,279,262

Short-Term Municipal Notes - 0.6%
New York - 0.6%
New York State Housing Finance Agency (160 Madison Ave LLC) Series 2013A
0.75%, 11/01/46 (g)	10,000	10,000,000

Total Municipal Obligations (cost $1,529,780,368)		1,557,279,262

GOVERNMENTS - TREASURIES - 6.9%
United States - 6.9%
U.S. Treasury Notes
1.00%, 11/30/18	46,217	46,068,967
1.625%, 10/31/23	35,000	33,672,450
2.125%, 11/30/23	40,410	40,141,637

Total Governments - Treasuries (cost $120,041,827)		119,883,054

SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 1/03/17 (cost $36,050,771)	36,051 36,050,771

Total Investments - 99.0% (cost $1,685,872,966) (h)		1,713,213,087
Other assets less liabilities - 1.0%		17,347,596

Net Assets - 100.0%		$1,730,560,683

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$20,000	10/19/22	1.103%	SIFMA	*	$540,440
Citibank, NA	14,600	3/01/23	0.904%	SIFMA	*	628,147
Citibank, NA	23,000	12/01/23	1.599%	SIFMA	*	136,191

						$1,304,778

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentageof Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	11/13/14	$1,235,000	$1,207,460	0.07%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	1,250,000	1,172,000	0.07%

(b)	Illiquid security.
(c)	Defaulted.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of this security amounted to $2,098,173 or 0.12% of net assets.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,382,711 and gross unrealized depreciation of investments was $(13,042,590), resulting in net unrealized appreciation of $27,340,121.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,503,301,606		$43,977,656		$1,547,279,262
Short-Term Municipal Notes		– 0	–	10,000,000		– 0	–	10,000,000
Governments - Treasuries		– 0	–	119,883,054		– 0	–	119,883,054
Short-Term Investments		– 0	–	36,050,771		– 0	–	36,050,771
Total Investments in Securities		– 0	–	1,669,235,431		43,977,656		1,713,213,087
Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	1,304,778		– 0	–	1,304,778
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$1,670,540,209		$43,977,656		$1,714,517,865

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$32,191,291		$32,191,291
Accrued discounts/(premiums)	(129,139)		(129,139)
Realized gain (loss)	(1,199,056)		(1,199,056)
Change in unrealized appreciation/depreciation	1,308,182		1,308,182
Purchases	12,626,863		12,626,863
Sales	(820,485)		(820,485)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$43,977,656		$43,977,656

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(7,839)		$(7,839)

As of December 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices)

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.7%
Long-Term Municipal Bonds - 89.3%
Alabama - 1.4%
Alabama Federal Aid Highway Finance Authority Series 2015
5.00%, 9/01/25	$1,390	$1,641,326
Alabama Federal Aid Highway Finance Authority (State of Alabama Fed Hwy Grant) Series 2012
5.00%, 9/01/24	18,230	20,547,398
Alabama Public School & College Authority Series 2009A
5.00%, 5/01/17	34,415	34,875,473
Series 2009B
5.00%, 5/01/17	12,955	13,128,338
Series 2014B
5.00%, 1/01/22	3,200	3,645,504
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport) AGM Series 2010
6.00%, 7/01/21	5,510	6,244,152
Water Works Board of the City of Birmingham (The) Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,822,639

		94,904,830

Alaska - 0.9%
Municipality of Anchorage AK Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,929,498
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,588,507
Series 2015D
5.00%, 9/01/21	3,565	4,033,013
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	26,905	31,496,124

		59,047,142

Arizona - 1.7%
Arizona Board of Regents COP (University of Arizona COP) Series 2012C
5.00%, 6/01/25	2,365	2,668,548
Arizona Department of Transportation State Highway Fund Revenue Series 2011A
5.00%, 7/01/24-7/01/25	17,210	19,373,660
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group) Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,244,357
Arizona Transportation Board (Arizona Transportation Board Excise Tax)
5.00%, 7/01/20	3,095	3,442,878
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015A
5.00%, 7/01/23-7/01/26	33,315	39,110,287

	Principal Amount (000)	U.S. $ Value
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement—Airport) Series 2010A
5.00%, 7/01/20-7/01/21	$7,225	$8,014,093
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	21,814,869
County of Maricopa AZ COP Series 2015
5.00%, 7/01/18	3,290	3,466,903
Maricopa County Community College District Series 2016
5.00%, 7/01/18	9,620	10,163,722
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007
5.25%, 12/01/21	1,430	1,620,347

		112,919,664

California - 8.0%
California Econ Recovery Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	18,253,397
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	6,178,826
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,994,497
California State Public Works Board (California State Public Works Board Lease) Series 2014B
5.00%, 10/01/28	1,225	1,407,623
Series 2016
5.00%, 4/01/28-11/01/28	21,990	25,926,057
City of Los Angeles Department of Airports (Los Angeles Intl Airport) Series 2010D
5.00%, 5/15/22-5/15/23	24,415	27,051,489
Fresno Unified School District NATL Series 2002A
6.00%, 2/01/20	3,255	3,657,611
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B
5.40%, 11/01/20	700	750,988
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,266,335
Series 2011C
5.00%, 5/01/22	5,880	6,481,053
NATL Series 2006-32F
5.25%, 5/01/18	3,700	3,894,916
State of California Series 2008
5.00%, 4/01/18	5,000	5,237,950
Series 2009
5.25%, 10/01/20	5,085	5,577,431

	Principal Amount (000)	U.S. $ Value
Series 2013
5.00%, 11/01/24-11/01/25	$43,465	$50,827,118
Series 2014
5.00%, 5/01/25-5/01/29	130,465	152,193,475
Series 2015
5.00%, 8/01/22	15,765	18,201,954
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17-5/01/19	183,675	195,999,206

		535,899,926

Colorado - 0.9%
City & County of Broomfield CO COP Series 2010
5.00%, 12/01/18-12/01/20	9,035	9,813,595
City & County of Denver CO Airport System Revenue Series 2016A
5.00%, 11/15/23	4,085	4,761,517
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,027,359
Series 2011A
5.50%, 11/15/19	2,290	2,531,961
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,498,130
PV Water & Sanitation Metropolitan District Series 2006
Zero Coupon, 12/15/17 (a)(b)(c)	13,168	2,633,600
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 1/15/21	2,800	3,001,628
5.25%, 1/15/24-7/15/24	7,745	8,230,689
Stapleton Development Corp. (Denver Urban Renewal Authority) Series 2015B
5.00%, 12/01/19	1,170	1,274,469

		61,772,948

Connecticut - 1.9%
State of Connecticut Series 2013A
5.00%, 10/15/21	3,370	3,769,648
Series 2014A
5.00%, 3/01/28	6,360	7,208,424
Series 2016A
5.00%, 3/15/20-3/15/22	51,430	57,252,504
Series 2016B
5.00%, 5/15/21	17,090	19,001,346
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	23,188,167
Series 2016G
5.00%, 11/01/19	4,845	5,252,901
State of Connecticut Special Tax Revenue Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,790,571

		125,463,561

	Principal Amount (000)	U.S. $ Value
Delaware - 0.1%
Delaware River & Bay Authority Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,312,903

District of Columbia - 1.4%
District of Columbia Series 2013A
5.00%, 6/01/25-6/01/27	59,115	68,730,872
District of Columbia (District of Columbia Pers Income Tax) Series 2012C
5.00%, 12/01/26	5,545	6,383,737
Metropolitan Washington Airports Authority Series 2008A
5.50%, 10/01/18	6,910	7,371,381
Series 2010F-1
5.00%, 10/01/20	11,905	13,239,669

		95,725,659

Florida - 5.4%
Brevard County School District COP Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,311,808
Citizens Property Insurance Corp. Series 2011A
5.00%, 6/01/20	6,640	7,292,513
Series 2011A-1
5.00%, 6/01/19	15,975	17,200,442
Series 2012A
5.00%, 6/01/22	27,105	30,701,291
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,820	22,980,737
Series 2015A
5.00%, 6/01/22	1,795	2,012,375
City of Tampa FL Water & Wastewater System Revenue Series 2011
5.00%, 10/01/26	3,895	4,422,578
Collier County School Board COP Series 2015
5.00%, 2/15/18-2/15/19	12,210	12,986,219
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012Q
5.00%, 10/01/23	5,000	5,647,100
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,722,130
5.625%, 10/01/25	2,550	2,872,447
County of Miami-Dade FL Series 2015A
5.00%, 11/01/20-11/01/21	7,205	8,129,634

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 7/01/22	$3,715	$4,277,005
County of Miami-Dade FL Aviation Revenue Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,635,312
Durbin Crossing Community Development District Series 2006-1
5.25%, 11/01/15 (b)(c)(d)	948	218,074
Duval County School Board COP Series 2015B
5.00%, 7/01/26	4,280	4,997,585
Florida Department of Environmental Protection Series 2011B
5.00%, 7/01/20	7,645	8,468,672
Series 2012A
5.00%, 7/01/22	10,225	11,731,858
Florida Municipal Power Agency Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,437,046
Florida State Board of Education (State of Florida) Series 2014A
5.00%, 6/01/22	3,545	4,091,178
Series 2015A
5.00%, 6/01/18	7,655	8,065,767
Series 2015B
5.00%, 6/01/17	11,470	11,660,746
Florida’s Turnpike Enterprise Series 2016B
5.00%, 7/01/21-7/01/22	11,640	13,193,332
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015
5.00%, 10/01/23	2,650	3,097,823
Hillsborough County School Board COP Series 2015
5.00%, 7/01/26	1,460	1,696,389
Hollywood Community Redevelopment Agency Series 2015
5.00%, 3/01/20-3/01/23	7,205	7,973,437
JEA Electric System Revenue Series 2009G
5.00%, 10/01/19	2,695	2,935,717
JEA Water & Sewer System Revenue Series 2014A
5.00%, 10/01/25	3,060	3,601,253
Manatee County School District COP Series 2016A
5.00%, 7/01/28-7/01/29	14,010	15,789,558
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013
4.20%, 12/15/25 (e)	11,765	12,029,830
Orange County School Board COP Series 2014A
5.00%, 8/01/28-8/01/29	46,355	53,538,505
Overoaks Community Development District Series 2004B
5.125%, 5/01/09 (b)(c)(d)	510	255,000

	Principal Amount (000)	U.S. $ Value
Series 2010A-1
6.125%, 5/01/35	$215	$215,209
Series 2010A-2
6.125%, 5/01/35	490	490,475
Series 2010B
5.125%, 5/01/17	345	344,683
Parkway Center Community Development District Series 2004B
7.00%, 5/01/23	1,415	1,424,749
Reedy Creek Improvement District Series 2013A
5.00%, 6/01/21	1,820	2,052,396
Sarasota County School Board COP Series 2010B
5.00%, 7/01/18	2,350	2,478,522
South Broward Hospital District Series 2015
5.00%, 5/01/27	3,325	3,869,934
St Lucie County School Board (St Lucie County School Board Sales Tax) AGM Series 2015
5.00%, 10/01/22	3,150	3,599,221
State of Florida Series 2012B
5.00%, 7/01/18	8,460	8,931,730
State of Florida Lottery Revenue Series 2016B
5.00%, 7/01/18	3,130	3,304,028
Tampa Bay Water Series 2011A
5.00%, 10/01/23	2,050	2,329,661
Tampa Sports Authority (Tampa Sports Authority Sales Tax) Series 2015
5.00%, 1/01/21	3,490	3,899,447
Tohopekaliga Water Authority Series 2016
5.00%, 10/01/24-10/01/25	4,750	5,666,080

		362,579,496

Georgia - 2.8%
Catoosa County School District Series 2016
5.00%, 8/01/19	1,335	1,453,161
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport) Series 2010B
5.00%, 1/01/20-1/01/22	22,650	24,784,706
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	9,755,538
5.25%, 1/01/20	6,500	7,163,650
5.50%, 1/01/21	7,500	8,535,525
5.75%, 1/01/22-1/01/23	20,000	22,966,460
5.875%, 1/01/24	2,925	3,363,516
Series 2014A
5.00%, 1/01/28	12,250	14,177,047

	Principal Amount (000)	U.S. $ Value
City of Atlanta GA Series 2015
5.00%, 12/01/18	$2,550	$2,729,979
Glynn County School District Series 2016
5.00%, 8/01/18	1,195	1,264,155
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.) Series 2007A
5.00%, 3/15/17-3/15/18	4,860	4,948,100
Municipal Electric Authority of Georgia Series 2010B
5.00%, 1/01/20	37,550	41,054,166
State of Georgia Series 2009I
5.00%, 7/01/18	14,580	15,410,768
Series 2016A
5.00%, 2/01/22-2/01/23	24,530	28,499,362

		186,106,133

Hawaii - 1.1%
City & County Honolulu HI Wastewater System Revenue Series 2009A
5.00%, 7/01/21	3,690	3,989,259
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,486,734
Series 2010A
5.00%, 7/01/24	16,500	18,207,090
State of Hawaii Series 2015E
5.00%, 10/01/22-10/01/23	28,840	33,689,644
Series 2016F
5.00%, 10/01/20-10/01/25	9,755	11,388,682

		70,761,409

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015A
5.00%, 7/15/21-7/15/23	6,915	7,872,150

Illinois - 4.8%
Chicago O’Hare International Airport Series 2016C
5.00%, 1/01/27	3,020	3,497,945
City of Chicago IL (Asphalt Operating Services of Chicago LLC) Series 2010
6.125%, 12/01/18	2,595	2,625,206
County of Du Page IL Series 1993
5.60%, 1/01/21	4,790	5,176,792
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group) NATL Series 1997B
2.10%, 1/01/19 (f)	4,475	4,603,074

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015A
5.00%, 11/15/20-11/15/28	$4,745	$5,303,105
Illinois Municipal Electric Agency Series 2015A
5.00%, 2/01/27-2/01/29	42,820	48,898,896
Illinois State Toll Highway Authority Series 2014A
5.00%, 12/01/20-12/01/22	33,375	37,566,936
Series 2014D
5.00%, 1/01/23	1,065	1,222,450
Metropolitan Pier & Exposition Authority Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,859,467
5.00%, 6/15/23 (Pre-refunded/ETM)	565	651,389
Metropolitan Water Reclamation District of Greater Chicago Series 2015D
5.00%, 12/01/20	8,320	9,233,203
Regional Transportation Authority (Regional Transportation Authority Sales Tax) NATL Series 1994C
7.75%, 6/01/20	720	795,031
NATL Series 2001B
5.50%, 6/01/17	1,025	1,042,640
State of Illinois
5.00%, 3/01/23	5,325	5,490,448
Series 2010
5.00%, 1/01/17-1/01/19	34,160	34,476,800
Series 2012
5.00%, 8/01/21-8/01/25	16,935	17,253,862
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,726,566
5.50%, 7/01/24	5,405	5,696,870
Series 2013A
5.00%, 4/01/23	4,390	4,517,573
Series 2014
5.00%, 5/01/22-5/01/27	50,185	51,310,298
Series 2016
5.00%, 6/01/22-2/01/24	19,790	20,363,760
State of Illinois (State of Illinois Ded Tax) AMBAC Series 1991
6.25%, 12/15/20	1,610	1,733,745
State of Illinois (State of Illinois Sales Tax) Series 2016A
4.00%, 6/15/19	5,090	5,339,105
Series 2016C
5.00%, 6/15/22	2,525	2,848,528
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006
5.50%, 3/01/17 (a)(b)(c)	5,078	997,827
Village of Matteson IL Series 2010
8.00%, 12/01/29	19,775	13,690,430

		322,921,946

	Principal Amount (000)	U.S. $ Value
Indiana - 0.1%
Indiana Finance Authority (I-69 Development Partners LLC) Series 2014
5.25%, 9/01/25-9/01/28	$6,760	$6,956,733

Iowa - 0.2%
Iowa Finance Authority (Iowa Finance Authority SRF) Series 2015
5.00%, 8/01/17-8/01/18	10,770	11,217,778

Kansas - 0.3%
City of Junction City KS Series 2016A
5.00%, 9/01/20-9/01/23	14,160	16,020,375
City of Wichita KS Water & Sewer Utility Revenue Series 2016B
5.00%, 10/01/18-10/01/19	5,255	5,642,179

		21,662,554

Kentucky - 0.5%
Kentucky Turnpike Authority Series 2012A
5.00%, 7/01/26	8,490	9,656,271
Series 2016A
5.00%, 7/01/21-7/01/27	19,405	22,446,730

		32,103,001

Louisiana - 0.7%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge / Parish of East Baton Rouge LA Sales Tax) Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,357,357
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease) Series 2007
5.25%, 9/15/17	6,190	6,304,082
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,287,982
Series 2010A
5.00%, 10/01/23	7,720	8,517,862
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease) Series 2009
5.00%, 3/01/17-3/01/18	6,575	6,669,169
Orange Grove Community Development District Series 2006
5.30%, 11/01/21 (a)(b)(c)	1,695	339,000
St Tammany Parish Finance Authority (Christwood) Series 2015
5.25%, 11/15/29	1,200	1,230,204

	Principal Amount (000)	U.S. $ Value
State of Louisiana Gasoline & Fuels Tax Revenue Series 2015B
5.00%, 5/01/25	$3,250	$3,867,695

		46,573,351

Maine - 0.0%
Maine Municipal Bond Bank Series 2014A
5.00%, 9/01/25	1,000	1,149,130

Maryland - 0.4%
County of Anne Arundel MD Series 2013
5.00%, 4/01/20	4,415	4,891,290
State of Maryland Series 2014B
5.00%, 8/01/20	17,930	20,051,478
Washington Suburban Sanitary Commission Series 2014
5.00%, 6/01/17	5,000	5,082,750

		30,025,518

Massachusetts - 2.1%
City of Cambridge MA Series 2015
5.00%, 2/15/18	2,330	2,431,914
Commonwealth of Massachusetts Series 2013A
5.00%, 4/01/18	2,060	2,158,283
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	73,321,992
Series 2014C
5.00%, 8/01/20	1,045	1,162,479
Series 2016A
2.00%, 4/24/17	16,020	16,078,473
Series 2016B
5.00%, 7/01/23	3,865	4,539,056
AGM Series 2006C
1.382%, 11/01/19 (f)	1,815	1,811,751
NATL Series 2000E
1.02%, 12/01/30 (g)	7,750	7,066,938
NATL Series 2000F
0.93%, 12/01/30 (g)	6,700	6,109,482
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax) Series 2013
5.00%, 6/15/20	1,040	1,158,030
Series 2014
5.00%, 6/15/20	7,170	7,983,723
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.) Series 2008E-2
5.00%, 7/01/17	4,140	4,218,702
Massachusetts Health & Educational Facilities Authority (President and Fellows of Harvard College) Series 1991N
6.25%, 4/01/20	2,820	3,239,926

	Principal Amount (000)	U.S. $ Value
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A
5.00%, 8/15/22-8/15/23	$10,680	$12,342,270

		143,623,019

Michigan - 3.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System) Series 2012A
5.00%, 7/01/19-7/01/20	20,980	22,656,853
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System) Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,375,809
Lake Orion Community School District Series 2016
5.00%, 5/01/24	2,915	3,391,282
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F
3.40%, 10/01/20	500	510,920
3.60%, 10/01/21	500	514,035
3.80%, 10/01/22	500	518,520
3.875%, 10/01/23	2,000	2,073,800
4.00%, 10/01/24	3,000	3,117,300
4.50%, 10/01/29	12,065	12,462,421
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	45,334,242
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,305	61,760,788
Michigan Finance Authority (Public Lighting Authority) Series 2014B
5.00%, 7/01/27	4,990	5,587,453
Michigan Finance Authority (State of Michigan Unemployment) Series 2012B
5.00%, 7/01/22	2,025	2,043,934
Michigan Finance Authority (Trinity Health Credit Group) Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,232,639
5.50%, 12/01/26-12/01/27	7,220	8,771,014
South Lyon Community Schools Series 2016
5.00%, 5/01/22	3,060	3,463,369

	Principal Amount (000)	U.S. $ Value
State of Michigan Trunk Line Revenue Series 2009
5.00%, 11/01/19-11/01/23	$11,510	$12,573,614
Walled Lake Consolidated School District Series 2015
4.00%, 5/01/17	6,070	6,126,937
5.00%, 5/01/20	4,635	5,090,621
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) Series 2010C
5.00%, 12/01/17	5,000	5,164,550
Wayne State University Series 2009A
5.00%, 11/15/21-11/15/23	9,660	10,502,017
5.00%, 11/15/22 (Pre-refunded/ETM)	2,865	3,137,977
5.00%, 11/15/23 (Pre-refunded/ETM)	1,575	1,725,066

		246,135,161

Minnesota - 1.0%
State of Minnesota Series 2014A
5.00%, 8/01/17	13,830	14,154,452
Series 2014E
4.00%, 8/01/17	12,610	12,833,954
Series 2015B
5.00%, 8/01/22	3,745	4,351,727
Series 2015D
5.00%, 8/01/18	12,245	12,971,373
Series 2016A
5.00%, 8/01/18	11,140	11,800,825
Series 2016B
5.00%, 8/01/18	5,470	5,794,480
Stillwater Independent School District No. 834 Series 2015A
5.00%, 2/01/24	4,190	4,951,449

		66,858,260

Missouri - 0.2%
City of Springfield MO Public Utility Revenue Series 2012
5.00%, 12/01/18-12/01/19	7,290	7,821,650
Missouri Joint Municipal Electric Utility Commission Series 2014
5.00%, 1/01/25	2,630	3,045,698

		10,867,348

Montana - 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016
5.00%, 2/15/25-2/15/28	14,990	17,080,432

Nevada - 4.2%
City of Las Vegas NV Series 2015C
5.00%, 9/01/20-9/01/26	18,625	21,323,307

	Principal Amount (000)	U.S. $ Value
Clark County School District Series 2008A
5.00%, 6/15/21 (Pre-refunded/ETM)	$5,000	$5,276,400
Series 2013B
5.00%, 6/15/17	6,780	6,900,210
Series 2015A
5.00%, 6/15/18	70,485	74,141,762
Series 2015B
5.00%, 6/15/22	17,785	20,405,442
Series 2016D
5.00%, 6/15/24	26,915	31,679,493
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) AGM Series 2009C
5.00%, 7/01/24	9,175	9,834,224
County of Clark NV Series 2015A
5.00%, 7/01/18	8,955	9,446,092
Series 2016A
5.00%, 11/01/24	7,080	8,413,235
Series 2016B
5.00%, 11/01/18-11/01/23	26,280	29,731,650
AMBAC Series 1992A
6.50%, 6/01/17	1,760	1,799,794
County of Clark NV (County of Clark NV Fuel Tax) Series 2011
5.00%, 7/01/19	8,390	9,098,284
County of Clark NV (Las Vegas-McCarran International Airport) Series 2008A
5.25%, 7/01/17	16,695	17,033,575
Las Vegas Valley Water District Series 2015B
4.00%, 12/01/18	4,240	4,454,756
Series 2016B
5.00%, 6/01/28	4,590	5,457,418
State of Nevada Series 2014A
5.00%, 4/01/21	15,245	17,180,505
Series 2015D
5.00%, 4/01/23	10,205	11,881,375

		284,057,522

New Jersey - 4.7%
New Jersey Economic Development Authority Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)	4,640	5,173,368
5.50%, 9/01/21 (Pre-refunded/ETM)	990	1,130,461
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,904,445
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	1,530	1,686,932
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC) Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,198,905

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2011EE
5.00%, 9/01/20	$1,720	$1,824,714
5.50%, 9/01/21	370	397,628
Series 2011G
5.00%, 9/01/20	290	307,655
Series 2013
5.00%, 3/01/20	13,965	14,743,269
Series 2014P
5.00%, 6/15/20	1,425	1,509,431
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,067,760
Series 2015X
5.00%, 6/15/19	10,585	11,092,974
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,519,993
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013
5.00%, 1/01/22	1,075	1,138,629
5.50%, 1/01/26-1/01/27	2,000	2,181,750
New Jersey Environmental Infrastructure Trust Series 2015
5.00%, 9/01/20-9/01/22	23,625	26,868,596
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group) Series 2017A
5.00%, 7/01/20-7/01/21(h)	3,750	4,028,059
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/19-9/15/21	44,040	46,906,811
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2006A
5.25%, 12/15/20	3,730	3,991,175
5.50%, 12/15/21	6,155	6,723,907
Series 2011B
5.00%, 6/15/20	1,310	1,387,618
Series 2013A
5.00%, 6/15/20	3,960	4,194,630
New Jersey Turnpike Authority Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,465,342
Series 2014A
5.00%, 1/01/27-1/01/29	75,920	86,456,202
Series 2014C
5.00%, 1/01/24	14,720	17,158,662
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,713,809
NATL Series 2000B
1.268%, 1/01/30(g)	19,450	17,642,200

		314,414,925

New York - 11.1%
City of New York NY Series 2009C
5.00%, 8/01/17-8/01/22	18,190	19,599,446

	Principal Amount (000)	U.S. $ Value
Series 2010B
5.00%, 8/01/17-8/01/19	$18,470	$19,669,447
Series 2013B
5.00%, 8/01/19	34,575	37,552,945
Series 2013I
5.00%, 8/01/19	7,260	7,885,304
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	18,041,696
Series 2014A
5.00%, 8/01/27	1,130	1,311,083
Series 2015A
5.00%, 8/01/22-8/01/23	12,015	13,848,037
Series 2015B
5.00%, 8/01/23	6,370	7,421,878
Metropolitan Transportation Authority Series 2012D
5.00%, 11/15/28	6,890	7,819,461
Series 2012E
5.00%, 11/15/24	6,055	6,903,669
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	63,391,447
Series 2012H
5.00%, 11/15/26	6,065	6,907,974
Series 2013B
5.00%, 11/15/26	9,505	10,897,578
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	9,447,521
Series 2014C
5.00%, 11/15/27	5,000	5,836,450
AGC Series 2003B
5.25%, 11/15/20	8,415	9,482,948
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/27	4,505	5,189,625
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2011A
5.00%, 11/01/22-11/01/25	34,430	38,908,359
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	26,240,087
Series 2012A
5.00%, 8/01/25	12,345	14,239,217
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	64,350,280
Series 2012E
5.00%, 11/01/21	8,545	9,759,843
Series 2015C
5.00%, 11/01/18	2,090	2,231,117
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/19-7/01/24	25,150	27,275,718
New York State Dormitory Authority (New York University) NATL Series 1998A
6.00%, 7/01/18	2,865	3,068,644

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009G
5.00%, 3/15/19-3/15/21	$13,865	$14,920,144
Series 2011E
5.00%, 8/15/21	3,880	4,415,906
Series 2012A
5.00%, 12/15/22	20,745	24,165,850
Series 2012B
5.00%, 3/15/22	21,800	25,068,910
Series 2013A
5.00%, 2/15/20	4,635	5,114,305
Series 2014C
5.00%, 3/15/27	2,015	2,369,398
Series 2014E
5.00%, 2/15/17	4,440	4,460,912
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) AMBAC Series 2001A
0.98%, 5/01/34 (g)	6,800	6,203,422
AMBAC Series 2001B
1.155%, 10/01/36 (g)	11,000	10,022,562
1.278%, 10/01/36 (g)	11,425	10,409,832
XLCA Series 2004A
0.963%, 1/01/39 (g)	10,000	9,072,570
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A
5.00%, 4/01/23	17,940	20,584,535
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2013A
5.00%, 5/01/19	3,055	3,291,518
New York State Thruway Authority (New York State Thruway Authority Service Contract) Series 2009
5.00%, 4/01/17-4/01/18	47,425	48,280,504
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013C
5.00%, 3/15/25-3/15/26	63,625	73,519,604
Series 2013D
5.00%, 3/15/23	32,000	37,423,680
Series 2016A
5.00%, 3/15/24	4,010	4,750,286
Port Authority of New York & New Jersey Series 2013-178
5.00%, 12/01/28	3,335	3,785,992

		745,139,704

North Carolina - 0.3%
North Carolina Eastern Municipal Power Agency Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,053,233

	Principal Amount (000)	U.S. $ Value
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	$13,270	$14,957,413
North Carolina Municipal Power Agency No. 1 Series 2008C
5.25%, 1/01/17 (Pre-refunded/ETM)	6,240	6,240,000
5.25%, 1/01/17	430	430,000

		23,680,646

Ohio - 3.1%
City of Cleveland OH Airport System Revenue AMBAC Series 2006A
5.00%, 1/01/23	3,145	3,145,000
City of Columbus OH Series 2013-1
5.00%, 7/01/20	4,580	5,106,334
Series 2016A
3.00%, 8/15/18	10,875	11,179,283
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2010F
5.00%, 12/01/19-12/01/24	93,725	104,126,353
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease) Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,875,394
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.) S eries 2016B
4.375%, 6/01/33	6,325	5,713,056
State of Ohio Series 2011A
5.00%, 8/01/20-8/01/21	57,430	64,440,619
University of Cincinnati Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,537,571
University of Toledo Series 2010
5.00%, 6/01/21	2,610	2,860,169

		207,983,779

Oklahoma - 0.2%
Comanche County Memorial Hospital Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,682,281
McGee Creek Authority NATL Series 1992
6.00%, 1/01/23	2,660	2,900,677

		12,582,958

Oregon - 0.5%
City of Portland OR Sewer System Revenue Series 2013A
5.00%, 8/01/22	8,685	10,052,280

	Principal Amount (000)	U.S. $ Value
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A
5.00%, 10/01/24	$1,000	$1,081,140
Port of Portland OR (Portland Intl Airport) Series 2010-20C
5.00%, 7/01/23	1,405	1,543,617
State of Oregon Department of Administrative Services Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM)	4,025	4,403,390
5.00%, 11/01/22 (Pre-refunded/ETM)	3,120	3,413,311
5.00%, 11/01/23 (Pre-refunded/ETM)	1,115	1,219,821
State of Oregon Department of Administrative Services COP Series 2009D
5.00%, 11/01/21-11/01/23	10,275	11,197,411

		32,910,970

Pennsylvania - 4.8%
Allegheny County Airport Authority (Pittsburgh International Airport) NATL Series 2001B
5.00%, 1/01/18	1,585	1,639,413
Allegheny County Sanitary Authority Series 2015
5.00%, 12/01/23	3,500	4,056,535
City of Philadelphia PA Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,943,981
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport) Series 2010A
5.00%, 6/15/21	6,225	6,825,028
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	19,643,002
Series 2011A
5.00%, 6/15/19	4,025	4,336,656
City of Philadelphia PA Water & Wastewater Revenue Series 2016
5.00%, 10/01/24-10/01/26	17,425	20,488,162
Commonwealth of Pennsylvania Series 2014
5.00%, 6/15/17-7/01/17	25,140	25,603,236
Series 2016
5.00%, 9/15/24	9,575	11,073,870
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012A
5.00%, 1/01/19-7/01/19	23,505	25,490,594
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015
5.00%, 6/30/26-12/31/28	51,190	55,170,302

	Principal Amount (000)	U.S. $ Value
Pennsylvania Turnpike Commission Series 2009B
5.00%, 6/01/17-6/01/19	$38,140	$39,804,246
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	5,879,941
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.00%, 9/01/17-9/01/20	31,615	33,876,316
5.125%, 9/01/22	9,080	10,048,110
Southeastern Pennsylvania Transportation Authority Series 2010
5.00%, 3/01/23-3/01/24	12,245	13,412,444
State Public School Building Authority (School District of Philadelphia (The)) Series 2016D
5.00%, 9/01/24	8,360	9,113,320
Series 2016F
5.00%, 9/01/23-9/01/24	29,130	31,736,704

		323,141,860

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp. Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	11,333,503

Rhode Island - 0.7%
Rhode Island Commerce Corp. Series 2016B
5.00%, 6/15/27	10,565	12,310,338
AGC Series 2009A
5.25%, 6/15/17 (Pre-refunded/ETM)	7,955	8,106,622
Rhode Island Depositors Economic Protection Corp. Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,042,294
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,665,045
5.75%, 8/01/19 (Pre-refunded/ETM)	4,460	4,720,776
Tobacco Settlement Financing Corp./RI Series 2015A
5.00%, 6/01/21-6/01/23	14,635	15,986,269

		49,831,344

South Carolina - 0.8%
Beaufort County School District/SC Series 2015A
5.00%, 3/01/18	3,210	3,353,294
Kershaw County School District/SC Series 2015
5.00%, 12/01/21	1,185	1,322,105
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015
5.00%, 12/01/22-12/01/27	7,000	8,085,150
South Carolina Public Service Authority Series 2015A
5.00%, 12/01/24	4,490	5,280,015

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 12/01/22-12/01/23	$32,645	$37,850,996

		55,891,560

Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A
5.25%, 9/01/21	2,115	2,359,198

Texas - 8.2%
Aldine Independent School District Series 2013
5.00%, 2/15/17	4,945	4,968,143
Austin Independent School District Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,485,774
Bell County Health Facility Development Corp. Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	775	830,839
Brownsville Independent School District Series 2013A
5.00%, 2/15/19	4,000	4,295,840
Bryan Independent School District Series 2015B
4.00%, 2/15/18	1,315	1,357,277
Camino Real Regional Mobility Authority Series 2008
5.00%, 2/15/21	1,490	1,494,038
Central Texas Turnpike System Series 2015A
5.00%, 8/15/42	19,480	21,251,901
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,413,092
City of Garland TX Series 2010
5.00%, 2/15/24	3,800	4,181,216
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,374,688
City of Houston TX Airport System Revenue Series 2009A
5.00%, 7/01/21	2,090	2,202,066
AGM Series 2000P
1.42%, 7/01/30 (g)	1,250	1,159,496
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B
5.00%, 7/15/20	6,400	6,681,344
City of Houston TX Combined Utility System Revenue Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,895,981
City of San Antonio TX Series 2014
5.00%, 2/01/21	3,905	4,391,875

	Principal Amount (000)	U.S. $ Value
City of San Antonio TX Electric & Gas Systems Revenue Series 2008
5.00%, 2/01/21 (Pre-refunded/ETM)	$5,040	$5,249,462
Series 2009D
5.00%, 2/01/20	47,315	50,640,771
City of Waco TX Series 2015
5.00%, 2/01/21	5,505	6,179,803
County of Harris TX Series 2010A
5.00%, 10/01/23-10/01/25	17,725	19,907,500
Series 2014A
5.00%, 10/01/17	4,820	4,964,407
Dallas Independent School District Series 2011
5.00%, 2/15/22	5,165	5,810,470
Dallas/Fort Worth International Airport Series 2012F
5.00%, 11/01/21-11/01/25	17,905	19,566,652
Series 2014A
5.25%, 11/01/28	11,550	13,134,429
Harris County Hospital District Series 2016
5.00%, 2/15/20-2/15/27	7,155	8,034,291
Houston Independent School District Series 2014
5.00%, 2/15/17-2/15/18	29,205	29,987,926
Series 2016A
5.00%, 2/15/23	5,070	5,909,034
North Texas Tollway Authority Series 2014A
5.00%, 1/01/21-1/01/24	16,695	18,991,634
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,232,434
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System) Series 2011D
5.00%, 9/01/24	5,000	5,673,050
5.25%, 9/01/25-9/01/26	35,940	41,149,939
Permanent University Fund Series 2015A
5.00%, 7/01/17	3,155	3,218,731
San Antonio Water System Series 2011A
5.00%, 5/15/23-5/15/26	21,200	23,408,879
Series 2013E
5.00%, 5/15/25	3,000	3,476,700
Spring Branch Independent School District Series 2015A
5.00%, 2/01/23-2/01/24	6,715	7,848,202
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	12,193,631
Spring Independent School District Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,323,127

	Principal Amount (000)	U.S. $ Value
State of Texas Series 2011
5.00%, 10/01/22-10/01/25	$33,370	$37,899,452
5.00%, 10/01/23 (Pre-refunded/ETM)	5,500	6,260,980
5.00%, 10/01/24 (Pre-refunded/ETM)	5,440	6,192,678
5.00%, 10/01/25 (Pre-refunded/ETM)	3,025	3,443,539
Series 2014
4.00%, 10/01/17	5,400	5,522,148
Series 2014A
5.00%, 10/01/23	13,680	16,122,701
Series 2015A
5.00%, 10/01/23	10,615	12,510,414
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015B-2
3.875%, 11/15/20	3,500	3,498,005
Texas A&M University Series 2009D
5.00%, 5/15/18	2,000	2,103,940
Texas Public Finance Authority (State of Texas Unemployment) Series 2014B
4.00%, 7/01/17-1/01/18	11,180	11,205,224
Texas Transportation Commission State Highway Fund Series 2007
5.00%, 4/01/24 (Pre-refunded/ETM)	8,380	8,463,130
Series 2015
5.00%, 10/01/23	16,920	19,918,055
University of Texas System/The Series 2016D
5.00%, 8/15/25	5,580	6,736,232

		547,761,140

Utah - 0.1%
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,375,936

Virginia - 1.4%
County of Fairfax VA Series 2012A
5.00%, 4/01/17	6,760	6,826,721
Series 2015C
4.00%, 10/01/17	25,985	26,566,804
5.00%, 10/01/18	13,855	14,753,081
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015A
5.00%, 2/01/23	4,245	4,935,449
Series 2015B
5.00%, 9/01/20-9/01/22	35,675	40,363,908

		93,445,963

Washington - 8.5%
Chelan County Public Utility District No. 1 Series 2011A
5.00%, 7/01/20	3,110	3,422,897

	Principal Amount (000)	U.S. $ Value
Series 2011B
5.00%, 7/01/21	$5,000	$5,588,500
5.25%, 7/01/22	3,670	4,132,567
City of Seattle WA Series 2016A
5.00%, 4/01/18	3,150	3,301,106
City of Seattle WA Drainage & Wastewater Revenue Series 2016
5.00%, 4/01/20	3,910	4,326,571
City of Seattle WA Municipal Light & Power Revenue Series 2016C
5.00%, 10/01/21	11,130	12,729,715
County of Cowlitz WA (County of Cowlitz WA Spl Swr) NATL Series 2002
5.50%, 11/01/19	1,435	1,530,083
County of King WA Series 2015
5.00%, 7/01/23	2,485	2,921,664
County of King WA Sewer Revenue Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM)	1,160	1,302,738
5.00%, 1/01/23	3,255	3,610,413
Energy Northwest (Bonneville Power Administration) Series 2007C
5.00%, 7/01/17	2,625	2,676,870
Series 2012A
5.00%, 7/01/18-7/01/21	92,605	99,684,948
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	60,923,845
Franklin County School District No. 1 Pasco Series 2015
5.00%, 12/01/23	4,750	5,590,988
Grant County Public Utility District No. 2 Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,276,635
King County School District No. 45 Bellevue Series 2014
5.00%, 12/01/18	2,355	2,518,437
King County School District No. 49 Tahoma Series 2015
5.00%, 12/01/22	2,710	3,139,400
Port of Seattle WA Series 2010B
5.00%, 6/01/22	1,995	2,191,747
Series 2010C
5.00%, 2/01/17	2,590	2,597,692
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	4,007,492
Snohomish County School District No. 2 Everett Series 2014
5.00%, 12/01/21	3,600	4,100,364
State of Washington Series 2008C
5.00%, 1/01/17	3,225	3,225,000

	Principal Amount (000)	U.S. $ Value
Series 2009R
5.00%, 1/01/17	$6,810	$6,810,000
Series 2012
5.00%, 7/01/22-7/01/23	27,935	32,162,700
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	26,080,374
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,102,250
Series 2012R-2013A
5.00%, 7/01/17	3,545	3,617,495
Series 2014
4.00%, 7/01/17	17,610	17,884,364
Series 2014R
5.00%, 7/01/17	5,285	5,393,078
Series 20152
5.00%, 7/01/20-7/01/23	51,080	58,069,035
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	32,324,263
Series 2015B
5.00%, 2/01/22	4,480	5,134,438
Series 2016R
5.00%, 8/01/20	7,855	8,743,872
State of Washington (State of Washington Fed Hwy Grant) Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	41,677,709
Series 2013C
5.00%, 9/01/19	6,060	6,581,887
State of Washington COP Series 2015
5.00%, 7/01/18	3,565	3,756,690
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	30,822,711
Washington Health Care Facilities Authority (MultiCare Health System) Series 2015B
5.00%, 8/15/28-8/15/30	31,550	36,262,823

		569,223,361

West Virginia - 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) AGM Series 2004C
1.225%, 2/15/34(g)	3,200	2,839,898

Wisconsin - 0.5%
State of Wisconsin Series 2014-2
5.00%, 5/01/17	23,330	23,641,222
Series 2014B
5.00%, 5/01/17	3,610	3,658,158
Wisconsin Department of Transportation NATL Series 2007I
5.00%, 7/01/17	2,000	2,039,900
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	1,000	1,071,140

	Principal Amount (000)	U.S. $ Value
WPPI Energy Series 2014A
5.00%, 7/01/29	$1,000	$1,138,280

		31,548,700

Total Long-Term Municipal Bonds (cost $5,904,545,785)		5,991,063,019

Short-Term Municipal Notes - 3.4%
California - 0.8%
California Pollution Control Financing Authority (Pacific Gas & Electric Co.)
0.72%, 11/01/26 (i)	21,800	21,800,000
Series 1996
0.72%, 11/01/26 (i)	30,000	30,000,000

		51,800,000

Kansas - 0.3%
City of Olathe KS (Olathe Medical Center, Inc.)
0.73%, 9/01/32 (i)	17,920	17,920,000

Louisiana - 0.4%
East Baton Rouge Parish LA (Exxon Project)
0.67%, 3/01/22 (i)	30,100	30,100,000

Mississippi - 0.8%
Mississippi Business Finance Corp. (Chevron USA, Inc.) Series 2010G
0.69%, 11/01/35 (i)	53,150	53,150,000

Missouri - 0.3%
Health & Educational Facilities Authority of the State of Missouri (St Louis University/US) Series 2014B
0.71%, 10/01/24 (i)	20,550	20,550,000

Texas - 0.8%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.) Series 2012
0.70%, 11/01/41 (i)	31,330	31,330,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.) Series 2012
0.65%, 5/01/46 (i)	25,675	25,675,000

		57,005,000

Total Short-Term Municipal Notes (cost $230,525,000)		230,525,000

	Principal Amount (000)	U.S. $ Value
Total Municipal Obligations (cost $6,135,070,785)		$6,221,588,019

GOVERNMENTS - TREASURIES - 6.1%
United States - 6.1%
U.S. Treasury Notes
1.00%, 11/30/18	$175,000	174,439,475
1.625%, 10/31/23	70,571	67,894,242
2.125%, 11/30/23	163,627	162,540,353

Total Governments - Treasuries (cost $404,077,581)		404,874,070

CORPORATES—INVESTMENT GRADE - 0.2%
Financial Institutions - 0.2%
Banking - 0.2%
Capital One Bank USA, NA
1.20%, 2/13/17	4,905	4,904,014
Morgan Stanley Series G
5.45%, 1/09/17	8,860	8,864,359

Total Corporates - Investment Grade (cost $13,773,560)		13,768,373

Total Investments - 99.0% (cost $6,552,921,926) (j)		6,640,230,462
Other assets less liabilities - 1.0%		69,031,856

Net Assets - 100.0%		$6,709,262,318

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$163,500	3/31/19	3 Month LIBOR	1.056%		$(1,706,284)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$60,000	6/07/22	0.906%	SIFMA	*	$2,071,478
JPMorgan Chase Bank, NA	50,000	2/22/23	0.902%	SIFMA	*	2,145,272

						$4,216,750

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Defaulted.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of this security amounted to $12,029,830 or 0.2% of net assets.
(f)	Variable rate coupon, rate shown as of December 31, 2016.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of these securities amounted to $70,526,400 or 1.05% of net assets.
(h)	When-Issued or delayed delivery security.
(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $148,089,924 and gross unrealized depreciation of investments was $(60,781,388), resulting in net unrealized appreciation of $87,308,536.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.2%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,925,775,772	$65,287,247		$5,991,063,019
Short-Term Municipal Notes		– 0	–	230,525,000	– 0	–	230,525,000
Governments - Treasuries		– 0	–	404,874,070	– 0	–	404,874,070
Corporates - Investment Grade		– 0	–	13,768,373	– 0	–	13,768,373

Total Investments in Securities		– 0	–	6,574,943,215	65,287,247		6,640,230,462

Other Financial Instruments (a):
Assets:
Interest Rate Swaps		– 0	–	4,216,750	– 0	–	4,216,750
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(1,706,284)	– 0	–	(1,706,284)

Total (b)	$	– 0	–	$6,577,453,681	$65,287,247		$6,642,740,928

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$67,548,218		$67,548,218
Accrued discounts/(premiums)	115,677		115,677
Realized gain (loss)	(3,376,981)		(3,376,981)
Change in unrealized appreciation/depreciation	916,120		916,120
Purchases	1,253,374		1,253,374
Sales	(1,169,161)		(1,169,161)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$65,287,247		$65,287,247

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/16	$(2,533,507)		$(2,533,507)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.2%
Information Technology - 12.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	5,470	$529,332
Cisco Systems, Inc.	315,702	9,540,514
Finisar Corp. (a)	23,220	702,870
Infinera Corp. (a)	26,610	225,919
NETGEAR, Inc. (a)	4,832	262,619
Palo Alto Networks, Inc. (a)	30,567	3,822,403

		15,083,657

Electronic Equipment, Instruments & Components - 0.1%
Anixter International, Inc. (a)	8,270	670,283
Avnet, Inc.	9,460	450,391
CDW Corp./DE	12,050	627,684
Keysight Technologies, Inc. (a)	13,150	480,896
VeriFone Systems, Inc. (a)	14,320	253,894
Vishay Intertechnology, Inc.	23,550	381,510

		2,864,658

Internet Software & Services - 2.8%
Alphabet, Inc.-Class A (a)	3,791	3,004,178
Alphabet, Inc.-Class C (a)	27,718	21,393,307
CoStar Group, Inc. (a)	2,610	491,959
eBay, Inc. (a)	241,633	7,174,084
Facebook, Inc.-Class A (a)	195,067	22,442,458
LogMeIn, Inc.	4,470	431,579
Pandora Media, Inc. (a)	21,360	278,534

		55,216,099

IT Services - 2.2%
Amdocs Ltd.	9,140	532,405
Booz Allen Hamilton Holding Corp.	16,010	577,481
EPAM Systems, Inc. (a)	2,980	191,644
Fiserv, Inc. (a)	78,400	8,332,352
Genpact Ltd. (a)	18,060	439,580
International Business Machines Corp.	50,762	8,425,984
Vantiv, Inc.-Class A (a)	8,406	501,166
Visa, Inc.-Class A	236,431	18,446,347
Xerox Corp.	841,089	7,342,707

		44,789,666

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	27,900	316,386
Cirrus Logic, Inc. (a)	3,490	197,324
Cypress Semiconductor Corp.	52,170	596,825
Integrated Device Technology, Inc. (a)	10,780	253,977
Intel Corp.	384,909	13,960,649
Microsemi Corp. (a)	9,140	493,286
ON Semiconductor Corp. (a)	46,688	595,739
Qorvo, Inc. (a)	9,550	503,571
Texas Instruments, Inc.	149,636	10,918,939

Company	Shares	U.S. $ Value
Xilinx, Inc.	175,005	$10,565,052

		38,401,748

Software - 2.2%
Adobe Systems, Inc. (a)	40,541	4,173,696
Aspen Technology, Inc. (a)	9,793	535,481
Cadence Design Systems, Inc. (a)	12,787	322,488
CyberArk Software Ltd. (a)	9,440	429,520
Ellie Mae, Inc. (a)	4,180	349,782
Guidewire Software, Inc. (a)	9,402	463,801
HubSpot, Inc. (a)	6,970	327,590
Microsoft Corp. (b)	362,035	22,496,855
Oracle Corp.	343,596	13,211,266
Splunk, Inc. (a)	8,900	455,235
Take-Two Interactive Software, Inc. (a)	11,781	580,686
Tyler Technologies, Inc. (a)	2,370	338,365
Ultimate Software Group, Inc. (The) (a)	2,612	476,298
Verint Systems, Inc. (a)	13,140	463,185

		44,624,248

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc. (b)	285,047	33,014,144
Hewlett Packard Enterprise Co.	343,210	7,941,879
HP, Inc.	552,769	8,203,092
NCR Corp. (a)	13,920	564,595

		49,723,710

		250,703,786

Financials - 7.1%
Banks - 3.7%
Associated Banc-Corp.	19,890	491,283
Bank of America Corp.	1,218,780	26,935,038
Comerica, Inc.	10,260	698,809
First Republic Bank/CA	5,916	545,100
Fulton Financial Corp.	25,660	482,408
Huntington Bancshares, Inc./OH	57,110	754,994
Signature Bank/New York NY (a)	3,211	482,292
SVB Financial Group (a)	3,957	679,259
Synovus Financial Corp.	10,330	424,356
Texas Capital Bancshares, Inc. (a)	6,770	530,768
US Bancorp	257,004	13,202,296
Webster Financial Corp.	11,341	615,590
Wells Fargo & Co. (b)	507,682	27,978,355
Zions Bancorporation	17,460	751,478

		74,572,026

Capital Markets - 0.1%
Affiliated Managers Group, Inc. (a)	2,685	390,131
Lazard Ltd.-Class A	11,747	482,684
Stifel Financial Corp. (a)	8,561	427,622

		1,300,437

Company	Shares	U.S. $ Value
Consumer Finance - 1.7%
Capital One Financial Corp.	98,782	$8,617,741
Discover Financial Services	136,598	9,847,350
OneMain Holdings, Inc. (a)	168,135	3,722,509
Synchrony Financial	305,652	11,085,998

		33,273,598

Insurance - 1.6%
Allstate Corp. (The)	127,558	9,454,599
American Financial Group, Inc./OH	7,190	633,583
American International Group, Inc.	193,512	12,638,269
First American Financial Corp.	11,610	425,274
Hanover Insurance Group, Inc. (The)	2,970	270,300
Progressive Corp. (The)	212,067	7,528,378
Reinsurance Group of America, Inc.-Class A	5,020	631,666
Selective Insurance Group, Inc.	7,260	312,543
Validus Holdings Ltd.	8,570	471,436

		32,366,048

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	18,589	601,726

		142,113,835

Health Care - 6.3%
Biotechnology - 1.3%
Alder Biopharmaceuticals, Inc. (a)	6,761	140,629
Alexion Pharmaceuticals, Inc. (a)	47,425	5,802,449
ARIAD Pharmaceuticals, Inc. (a)	15,020	186,849
Biogen, Inc. (a)	23,783	6,744,383
DBV Technologies SA (Sponsored ADR) (a)	4,174	146,633
Gilead Sciences, Inc.	165,042	11,818,657
Neurocrine Biosciences, Inc. (a)	5,540	214,398
Prothena Corp. PLC (a)	3,630	178,560
Sage Therapeutics, Inc. (a)	4,048	206,691
TESARO, Inc. (a)	1,756	236,147
Ultragenyx Pharmaceutical, Inc. (a)	2,740	192,649

		25,868,045

Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	5,371	516,314
DENTSPLY SIRONA, Inc.	5,319	307,066
DexCom, Inc. (a)	6,176	368,707
Edwards Lifesciences Corp. (a)	80,167	7,511,648
Intuitive Surgical, Inc. (a)	9,615	6,097,545
Nevro Corp. (a)	5,954	432,618
Penumbra, Inc. (a)	6,188	394,794
Zeltiq Aesthetics, Inc. (a)	9,190	399,949

		16,028,641

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	3,233	107,012
Aetna, Inc.	101,667	12,607,725
Cigna Corp.	56,781	7,574,018

Company	Shares	U.S. $ Value
Envision Healthcare Corp. (a)	7,517	$475,751
LifePoint Health, Inc. (a)	9,670	549,256
McKesson Corp.	48,119	6,758,314
Molina Healthcare, Inc. (a)	8,920	483,999
Premier, Inc.-Class A (a)	8,956	271,904
Teladoc, Inc. (a)	3,921	64,696
UnitedHealth Group, Inc.	83,032	13,288,441
WellCare Health Plans, Inc. (a)	3,340	457,847

		42,638,963

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	11,872	892,774

Pharmaceuticals - 2.0%
Akorn, Inc. (a)	14,962	326,620
GW Pharmaceuticals PLC (ADR) (a)	1,329	148,516
Horizon Pharma PLC (a)	17,390	281,370
Johnson & Johnson	139,419	16,062,463
Medicines Co. (The) (a)	5,390	182,937
Merck & Co., Inc.	127,107	7,482,789
Pfizer, Inc.	504,102	16,373,233

		40,857,928

		126,286,351

Consumer Discretionary - 5.2%
Auto Components - 0.3%
Dana, Inc.	30,120	571,678
Lear Corp.	2,940	389,168
Magna International, Inc. (New York)-Class A	94,894	4,118,399
Tenneco, Inc. (a)	7,880	492,264

		5,571,509

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,589	601,402
Grand Canyon Education, Inc. (a)	10,447	610,627
Sotheby’s (a)	12,400	494,264

		1,706,293

Hotels, Restaurants & Leisure - 0.8%
Bloomin’ Brands, Inc.	30,690	553,341
Brinker International, Inc.	9,289	460,084
Buffalo Wild Wings, Inc. (a)	2,900	447,760
Dave & Buster’s Entertainment, Inc. (a)	9,226	519,424
Panera Bread Co.-Class A (a)	2,730	559,896
Planet Fitness, Inc.	25,158	505,676
Starbucks Corp.	202,482	11,241,800
Texas Roadhouse, Inc.-Class A	7,700	371,448
Vail Resorts, Inc.	4,340	700,085

		15,359,514

Household Durables - 0.1%
CalAtlantic Group, Inc.	15,210	517,292
PulteGroup, Inc.	16,470	302,718

Company	Shares	U.S. $ Value
Tempur Sealy International, Inc. (a)	6,703	$457,681

		1,277,691

Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	4,159	471,132
Priceline Group, Inc. (The) (a)	5,536	8,116,108

		8,587,240

Media - 1.4%
Comcast Corp.-Class A	235,132	16,235,865
IMAX Corp. (a)	15,710	493,294
Regal Entertainment Group-Class A	25,300	521,180
Scholastic Corp.	8,900	422,661
Walt Disney Co. (The) (b)	98,579	10,273,903

		27,946,903

Multiline Retail - 0.3%
Big Lots, Inc.	7,139	358,449
Dollar General Corp.	79,220	5,867,826
Ollie’s Bargain Outlet Holdings, Inc. (a)	15,009	427,006

		6,653,281

Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	9,292	787,497
Caleres, Inc.	13,360	438,475
Children’s Place, Inc. (The)	3,554	358,776
Five Below, Inc. (a)	14,950	597,402
Home Depot, Inc. (The)	131,300	17,604,704
Lithia Motors, Inc.-Class A	4,889	473,402
Michaels Cos., Inc. (The) (a)	22,000	449,900
Ross Stores, Inc.	57,662	3,782,627
Select Comfort Corp. (a)	8,878	200,820
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,056	524,157
Urban Outfitters, Inc. (a)	3,200	91,136

		25,308,896

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (a)	37,480	257,113
NIKE, Inc.-Class B	251,201	12,768,547

		13,025,660

		105,436,987

Industrials - 4.9%
Aerospace & Defense - 1.6%
B/E Aerospace, Inc.	4,170	250,992
Esterline Technologies Corp. (a)	5,400	481,680
Hexcel Corp.	11,781	606,015
L3 Technologies, Inc.	68,849	10,472,621
Northrop Grumman Corp.	42,380	9,856,740
TransDigm Group, Inc.	1,877	467,298
United Technologies Corp.	93,538	10,253,636

		32,388,982

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	5,440	$283,696
Expeditors International of Washington, Inc.	8,728	462,235

		745,931

Airlines - 0.7%
Delta Air Lines, Inc.	280,070	13,776,643
SkyWest, Inc.	15,520	565,704

		14,342,347

Building Products - 0.1%
AO Smith Corp.	9,620	455,507
Lennox International, Inc.	3,890	595,831

		1,051,338

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	8,530	348,365
Advanced Disposal Services, Inc. (a)	7,926	176,116
Copart, Inc. (a)	8,880	492,041

		1,016,522

Construction & Engineering - 0.1%
AECOM (a)	15,472	562,562
Dycom Industries, Inc. (a)	4,730	379,772
EMCOR Group, Inc.	4,480	317,005
Quanta Services, Inc. (a)	15,910	554,463
Tutor Perini Corp. (a)	19,960	558,880

		2,372,682

Electrical Equipment - 0.6%
AMETEK, Inc.	6,856	333,202
Eaton Corp. PLC	151,736	10,179,968
EnerSys	7,350	574,035
Regal Beloit Corp.	6,820	472,285

		11,559,490

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	5,051	557,075
General Electric Co.	212,439	6,713,072
Honeywell International, Inc.	94,430	10,939,716

		18,209,863

Machinery - 0.4%
IDEX Corp.	6,788	611,327
ITT, Inc.	8,380	323,217
Lincoln Electric Holdings, Inc.	7,052	540,677
Middleby Corp. (The) (a)	5,026	647,399
Nordson Corp.	5,420	607,311
Oshkosh Corp.	80,792	5,219,971
SPX FLOW, Inc. (a)	13,620	436,657
Terex Corp.	8,100	255,393

		8,641,952

Company	Shares	U.S. $ Value
Professional Services - 0.3%
Nielsen Holdings PLC	146,765	$6,156,792

Road & Rail - 0.1%
Genesee & Wyoming, Inc.-Class A (a)	6,401	444,293
Ryder System, Inc.	5,230	389,321
Werner Enterprises, Inc.	15,890	428,236

		1,261,850

Trading Companies & Distributors - 0.0%
Watsco, Inc.	3,130	463,615

		98,211,364

Energy - 4.0%
Energy Equipment & Services - 1.2%
Halliburton Co.	70,207	3,797,497
Helmerich & Payne, Inc.	76,802	5,944,475
Oceaneering International, Inc.	2,141	60,397
Oil States International, Inc. (a)	15,450	602,550
RPC, Inc.	24,890	493,071
Schlumberger Ltd. (b)	156,821	13,165,123
Superior Energy Services, Inc.	14,650	247,292

		24,310,405

Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (a)	1,601	212,293
Devon Energy Corp.	111,195	5,078,276
EOG Resources, Inc.	168,384	17,023,622
Exxon Mobil Corp.	202,955	18,318,718
Gulfport Energy Corp. (a)	15,600	337,584
Hess Corp.	211,671	13,184,987
Oasis Petroleum, Inc. (a)	27,390	414,685
PDC Energy, Inc. (a)	4,571	331,763
QEP Resources, Inc. (a)	31,910	587,463
SM Energy Co.	15,650	539,612
Southwestern Energy Co. (a)	22,360	241,935
Synergy Resources Corp. (a)	85,470	761,538
Western Refining, Inc.	8,330	315,290

		57,347,766

		81,658,171

Consumer Staples - 3.6%
Beverages - 0.8%
Dr Pepper Snapple Group, Inc.	48,087	4,360,049
PepsiCo, Inc.	115,173	12,050,551

		16,410,600

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	58,197	9,317,922
CVS Health Corp.	125,109	9,872,351
Kroger Co. (The)	373,245	12,880,685
Lenta Ltd. (GDR) (a)(c)	1	8

		32,070,966

Company	Shares	U.S. $ Value
Food Products - 0.4%
AdvancePierre Foods Holdings, Inc.	8,471	$252,266
Ingredion, Inc.	2,172	271,413
Tyson Foods, Inc.-Class A	123,457	7,614,828

		8,138,507

Tobacco - 0.8%
Altria Group, Inc.	248,784	16,822,774

		73,442,847

Utilities - 1.6%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	211,066	13,288,715
Edison International	176,158	12,681,615
PNM Resources, Inc.	15,000	514,500
Portland General Electric Co.	9,380	406,435

		26,891,265

Gas Utilities - 0.0%
Southwest Gas Corp.	3,340	255,911

Multi-Utilities - 0.3%
NiSource, Inc.	251,251	5,562,697

		32,709,873

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	253,965	13,556,651

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.(a)	137,137	7,886,749

		21,443,400

Materials - 0.8%
Chemicals - 0.5%
Dow Chemical Co. (The)	140,281	8,026,879
Huntsman Corp.	16,230	309,668
Ingevity Corp. (a)	5,853	321,096
PolyOne Corp.	15,554	498,350

		9,155,993

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,322	514,393

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	44,350	553,488
Sealed Air Corp.	123,251	5,588,200

		6,141,688

		15,812,074

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Education Realty Trust, Inc.	13,380	565,974
Empire State Realty Trust, Inc.-Class A	12,770	257,826
Gramercy Property Trust	62,604	574,705

		1,398,505

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.0%
Kaisa Group Holdings Ltd. (a)(d)(e)	204,000	$4,604

		1,403,109

Total Common Stocks (cost $756,073,273)		949,221,797

INVESTMENT COMPANIES - 34.1%
Funds and Investment Trusts - 34.1%
AB Pooling Portfolio - Multi-Asset Real Return Portfolio (f)	36,343,746	231,509,662
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z (f)	7,683,860	77,453,310
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z (f)	12,988,536	131,703,759
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z (f)	3,693,879	43,329,205
iShares Core MSCI Emerging Markets ETF (f)	239,139	10,151,451
Sanford C Bernstein Fund, Inc. - AB International Portfolio-Class Z (f)	10,572,851	153,412,062
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio-Class Z (f)	1,516,358	37,393,396

Total Investment Companies (cost $666,122,046)		684,952,845

SHORT-TERM INVESTMENTS - 18.7%
Investment Companies - 18.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.37% (f)(g) (cost $371,430,086)	371,430,086	371,430,086

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill Zero Coupon, 1/05/17 (cost $3,999,855)	$4,000	3,999,855

Total Short-Term Investments (cost $375,429,941)		375,429,941

Total Investments - 100.0% (cost $1,797,625,260) (h)		2,009,604,583
Other assets less liabilities - 0.0%		774,565

Net Assets - 100.0%		$2,010,379,148

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	149	March 2017	$13,641,324	$13,735,628	$94,304
10 Yr Canadian Bond Futures	205	March 2017	21,230,918	20,998,510	(232,408)
10 Yr Japan Bond (OSE) Futures	15	March 2017	19,284,534	19,282,139	(2,395)
Euro Buxl 30 Yr Bond Futures	13	March 2017	2,340,059	2,374,527	34,468
Euro STOXX 50 Index Futures	4,487	March 2017	150,918,966	154,780,654	3,861,688
Euro-BOBL Futures	43	March 2017	5,991,646	6,048,624	56,978
Euro-Bund Futures	34	March 2017	5,775,852	5,874,947	99,095
FTSE 100 Index Futures	566	March 2017	47,550,271	49,176,449	1,626,178
Long Gilt Futures	81	March 2017	12,299,128	12,560,902	261,774
S&P 500 E Mini Futures	329	March 2017	36,546,058	36,785,490	239,432
S&P Mid 400 E Mini Futures	18	March 2017	3,016,306	2,986,380	(29,926)
TOPIX Index Futures	1,064	March 2017	136,383,730	138,194,824	1,811,094
U.S. T-Note 10 Yr (CBT) Futures	1,290	March 2017	161,016,202	160,322,812	(693,390)
U.S. Ultra Bond (CBT) Futures	279	March 2017	45,118,180	44,709,750	(408,430)
Sold Contracts
Hang Seng Index Futures	155	January 2017	21,539,591	21,949,255	(409,664)
Russell 2000 Mini Futures	34	March 2017	2,289,115	2,306,730	(17,615)
S&P TSX 60 Index Futures	499	March 2017	66,095,838	66,667,128	(571,290)
SPI 200 Futures	442	March 2017	43,833,536	44,902,913	(1,069,377)

					$4,650,516

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver(000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	1,571	USD	1,996	2/16/17	$58,042
Bank of America, NA	USD	22,801	GBP	18,169	2/16/17	(384,419)
Barclays Bank PLC	USD	11,321	GBP	9,146	2/16/17	(37,311)
BNP Paribas SA	AUD	171,647	USD	125,567	2/16/17	1,828,614
BNP Paribas SA	EUR	3,566	USD	3,806	2/16/17	44,487
BNP Paribas SA	GBP	32,905	USD	41,051	2/16/17	454,941
BNP Paribas SA	GBP	6,927	USD	8,462	2/16/17	(84,432)
BNP Paribas SA	JPY	11,782,590	USD	107,946	2/16/17	6,910,649
BNP Paribas SA	USD	63,684	CAD	85,689	2/16/17	170,765
BNP Paribas SA	USD	22,801	GBP	18,169	2/16/17	(384,384)
BNP Paribas SA	USD	82,102	JPY	9,155,927	2/16/17	(3,590,617)
Brown Brothers Harriman & Co.	JPY	4,158,605	USD	37,615	2/16/17	1,955,475
Brown Brothers Harriman & Co.	USD	18,032	JPY	1,896,554	2/16/17	(1,769,518)
Citibank, NA	CHF	9,323	USD	9,287	2/16/17	105,999
Citibank, NA	USD	87,272	AUD	113,676	2/16/17	(5,324,247)
Credit Suisse International	CHF	80,424	USD	81,835	2/16/17	2,631,927
Credit Suisse International	EUR	90,198	USD	97,988	2/16/17	2,839,736

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	JPY	843,066	USD	7,758	2/16/17	$529,064
Credit Suisse International	SEK	141,798	USD	15,675	2/16/17	70,006
Credit Suisse International	USD	42,943	CAD	56,996	2/16/17	(470,803)
Credit Suisse International	USD	137,898	JPY	14,277,746	2/16/17	(15,467,315)
Goldman Sachs Bank USA	JPY	6,195,624	USD	56,148	2/16/17	3,021,100
JPMorgan Chase Bank, NA	GBP	20,572	USD	25,431	2/16/17	50,687
Morgan Stanley & Co., Inc.	USD	109,210	EUR	99,129	2/16/17	(4,641,208)
Royal Bank of Scotland PLC	CAD	137,651	USD	102,884	2/16/17	307,440
UBS AG	JPY	1,181,310	USD	11,497	2/16/17	1,366,976
UBS AG	USD	5,139	CHF	4,977	2/16/17	(237,465)

						$(10,045,811)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	FixedRate (Pay) Receive	ImpliedCredit Spread at December 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00%	0.61%	$37,840	$640,783	$240,394
iTraxxx Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.65	EUR33,460	549,155	64,633

				$1,189,938	$305,027

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	35,980	LIBOR Plus 0.28%	USD13,295	11/15/17	$352,495

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of this security amounted to $8 or 0.0% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,527,968 and gross unrealized depreciation of investments was $(19,548,645), resulting in net unrealized appreciation of $211,979,323.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$250,703,786		$	– 0	–	$	– 0	–	$250,703,786
Financials	142,113,835			– 0	–		– 0	–	142,113,835
Health Care	126,286,351			– 0	–		– 0	–	126,286,351
Consumer Discretionary	105,436,987			– 0	–		– 0	–	105,436,987
Industrials	98,211,364			– 0	–		– 0	–	98,211,364
Energy	81,658,171			– 0	–		– 0	–	81,658,171
Consumer staples	73,442,847			– 0	–		– 0	–	73,442,847
Utilities	32,709,873			– 0	–		– 0	–	32,709,873
Telecommunications	21,443,400			– 0	–		– 0	–	21,443,400
Materials	15,812,074			– 0	–		– 0	–	15,812,074
Real estate	1,398,505			– 0	–		4,604		1,403,109
Investment Companies	684,952,845			– 0	–		– 0	–	684,952,845
Short-Term Investments:
Investment Companies	371,430,086			– 0	–		– 0	–	371,430,086
U.S. Treasury Bills	– 0	–		3,999,855			– 0	–	3,999,855
Total Investments in Securities	2,005,600,124			3,999,855			4,604		2,009,604,583

Other Financial Instruments (a):
Assets:
Futures	786,051			7,298,960			– 0	–	8,085,011
Forward Currency Exchange Contracts	– 0	–		22,345,908			– 0	–	22,345,908
Centrally Cleared Credit Default Swaps	– 0	–		305,027			– 0	–	305,027
Total Return Swaps	– 0	–		352,495			– 0	–	352,495
Liabilities:
Futures	(1,955,454)			(1,479,041)			– 0	–	(3,434,495)
Forward Currency Exchange Contracts	– 0	–		(32,391,719)			– 0	–	(32,391,719)

Total (b)	$2,004,430,721			$431,485			$4,604		$2,004,866,810

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/16	$37,084		$37,084
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(32,480)		(32,480)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$4,604		$4,604

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(32,480)		$(32,480)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended December 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/16 (000)	Income (000)	Realized Gains (000)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	$81,779	$2,048	$0	$0	$(6,374)	$77,453	$2,049	$0
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	226,085	5,816	0	0	(391)	231,510	5,815	0
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	135,141	2,224	0	0	(5,661)	131,704	1,961	263
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	38,901	120	0	0	4,308	43,329	119	0
Sanford C Bernstein Fund, Inc. – AB International Portfolio - Class Z	160,739	3,168	0	0	(10,495)	153,412	3,168	0
Sanford C. Bernstein Fund, Inc. – AB Emerging Markets Portfolio - Class Z	39,486	333	0	0	(2,426)	37,393	334	0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$422,535	$95,826	$146,931	$371,430	$295

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 20.7%
Funds and Investment Trusts - 20.7% (a)
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio		9,690,846	$61,730,691
iShares Core MSCI EAFE ETF		397,000	21,291,110
iShares Core MSCI Emerging Markets ETF		229,283	9,733,063
SPDR S&P 500 ETF Trust		684,253	152,951,073

Total Investment Companies (cost $243,927,052)			245,705,937

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 15.7%
Australia - 0.2%
Australia Government Bond Series 142
4.25%, 4/21/26 (b)	AUD	2,890	2,348,030

Colombia - 0.1%
Colombian TES Series B
7.00%, 5/04/22	COP	4,850,000	1,638,799

France - 0.1%
French Republic Government Bond OAT
2.50%, 5/25/30 (b)	EUR	597	749,845

Germany - 0.7%
Bundesrepublik Deutschland
2.50%, 7/04/44 (b)		2,775	4,062,398
Series 00
5.50%, 1/04/31 (b)		875	1,551,123
6.25%, 1/04/30 (b)		1,370	2,514,404

			8,127,925

Italy - 1.7%
Italy Buoni Poliennali Del Tesoro
1.25%, 12/01/26		3,985	3,981,208
1.35%, 4/15/22		5,266	5,696,528
2.70%, 3/01/47 (b)		1,185	1,196,709
3.25%, 9/01/46 (b)		365	411,287
3.75%, 3/01/21-5/01/21		4,182	5,013,089
4.00%, 9/01/20		111	132,887
4.50%, 5/01/23		550	699,118
5.50%, 11/01/22		2,390	3,160,012

			20,290,838

Japan - 2.0%
Japan Government Ten Year Bond Series 342
0.10%, 3/20/26	JPY	744,700	6,421,656
Japan Government Thirty Year Bond Series 30
2.30%, 3/20/39		37,900	435,943
Series 36
2.00%, 3/20/42		199,900	2,240,009

	Principal Amount (000)		U.S. $ Value
Japan Government Twenty Year Bond Series 112
2.10%, 6/20/29	JPY	241,750	$2,564,195
Series 128
1.90%, 6/20/31		169,750	1,792,371
Series 143
1.60%, 3/20/33		176,850	1,808,674
Series 144
1.50%, 3/20/33		114,300	1,152,682
Series 150
1.40%, 9/20/34		515,900	5,124,349
Series 158
0.50%, 9/20/36		257,650	2,173,541

			23,713,420

Mexico - 0.6%
Mexican Bonos Series M
5.75%, 3/05/26	MXN	43,880	1,878,189
7.75%, 11/13/42		10,578	502,618
8.00%, 6/11/20		83,380	4,139,470
Series M 20
10.00%, 12/05/24		16,228	905,912

			7,426,189

New Zealand - 0.1%
New Zealand Government Bond Series 423
5.50%, 4/15/23 (b)	NZD	1,465	1,164,219

Poland - 0.1%
Republic of Poland Government Bond Series 1021
5.75%, 10/25/21	PLN	4,335	1,166,974

Portugal - 0.2%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (b)	EUR	2,266	2,262,573

Russia - 0.1%
Russian Federal Bond - OFZ Series 6214
6.40%, 5/27/20	RUB	59,085	912,420

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	254,899

South Africa - 0.0%
Republic of South Africa Government Bond Series R213
7.00%, 2/28/31	ZAR	4,540	270,414

Spain - 0.9%
Spain Government Bond
1.30%, 10/31/26 (b)	EUR	2,774	2,899,518
2.75%, 10/31/24 (b)		5,905	6,988,972
2.90%, 10/31/46 (b)		232	259,424
4.70%, 7/30/41 (b)		560	839,640

			10,987,554

	Principal Amount (000)		U.S. $ Value
Sweden - 0.1%
Sweden Government Bond Series 1054
3.50%, 6/01/22	SEK	7,085	$930,353

United Kingdom - 1.2%
United Kingdom Gilt
2.00%, 9/07/25 (b)	GBP	2,995	3,966,389
2.25%, 9/07/23 (b)		1,420	1,914,753
2.50%, 7/22/65 (b)		1,645	2,575,722
3.25%, 1/22/44 (b)		890	1,417,463
4.25%, 6/07/32-12/07/46 (b)		2,495	4,279,377
4.50%, 12/07/42 (b)		175	333,792

			14,487,496

United States - 7.6%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	331	278,311
2.50%, 2/15/45-5/15/46		929	826,916
3.00%, 11/15/44		1,101	1,087,230
3.00%, 11/15/45 (c)		3,745	3,693,798
3.125%, 8/15/44		6,491	6,569,599
3.625%, 8/15/43		4,123	4,571,737
4.50%, 2/15/36		995	1,259,492
4.625%, 2/15/40		2,560	3,271,601
6.25%, 5/15/30		2,004	2,835,537
U.S. Treasury Notes
0.625%, 5/31/17		5,645	5,645,340
1.125%, 12/31/19-7/31/21		14,225	13,979,816
1.25%, 1/31/20-3/31/21		8,695	8,581,557
1.375%, 4/30/20-9/30/20		7,840	7,775,384
1.50%, 1/31/22-8/15/26		1,593	1,513,012
1.625%, 5/15/26		2,227	2,076,677
2.00%, 11/15/26		3,480	3,348,275
2.125%, 6/30/21		6,335	6,403,298
2.25%, 11/15/25		1,368	1,349,980
2.375%, 8/15/24		6,790	6,821,761
2.625%, 8/15/20		945	977,115
2.75%, 2/15/24		356	367,784
3.125%, 4/30/17		6,554	6,608,725

			89,842,945

Total Governments - Treasuries (cost $193,111,181)			186,574,893

INFLATION-LINKED SECURITIES - 13.7%
Japan - 0.7%
Japanese Government CPI Linked Bond Series 21
0.10%, 3/10/26	JPY	901,389	8,225,292

	Principal Amount (000)		U.S. $ Value
United States - 13.0%
U.S. Treasury Inflation Index
0.125%, 4/15/18-7/15/24	U.S.$	26,926	$26,771,549
0.125%, 4/15/19-4/15/20 (c)		40,819	41,306,729
0.25%, 1/15/25 (c)		19,871	19,542,726
0.375%, 7/15/23-7/15/25		23,232	23,204,484
0.625%, 7/15/21-1/15/24		22,592	23,156,009
1.375%, 1/15/20		7,660	8,056,427
2.00%, 1/15/26		3,684	4,150,326
2.125%, 1/15/19		2,132	2,253,049
2.375%, 1/15/27		4,814	5,638,964

			154,080,263

Total Inflation-Linked Securities (cost $163,808,915)			162,305,555

CORPORATES - INVESTMENT GRADE - 13.2%
Industrial - 8.4%
Basic - 0.7%
Barrick Gold Corp.
4.10%, 5/01/23		77	78,990
Braskem Finance Ltd.
6.45%, 2/03/24		770	810,425
Eastman Chemical Co.
3.80%, 3/15/25		276	278,343
Gerdau Trade, Inc.
4.75%, 4/15/23 (b)		200	191,500
5.75%, 1/30/21 (b)		675	692,213
Glencore Finance Europe SA
1.75%, 3/17/25 (b)	EUR	435	437,297
Glencore Funding LLC
4.00%, 4/16/25 (b)	U.S.$	236	231,280
4.125%, 5/30/23 (b)		331	333,098
4.625%, 4/29/24 (b)		179	183,028
LyondellBasell Industries NV
5.00%, 4/15/19		610	644,557
5.75%, 4/15/24		685	783,933
Minsur SA
6.25%, 2/07/24 (b)		855	897,208
Mosaic Co. (The)
5.625%, 11/15/43		465	448,118
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		756	778,534
Vale Overseas Ltd.
5.875%, 6/10/21		837	876,758

			7,665,282

Capital Goods - 0.1%
General Electric Co. Series D
5.00%, 1/21/21 (d)		238	246,973
Republic Services, Inc.
5.25%, 11/15/21		555	617,057
Yamana Gold, Inc.
4.95%, 7/15/24		775	759,500

			1,623,530

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.9%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	230	$228,919
CBS Corp.
5.75%, 4/15/20		1,340	1,478,078
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	326,475
4.908%, 7/23/25		875	922,189
Cox Communications, Inc.
2.95%, 6/30/23 (b)		492	463,012
Discovery Communications LLC
3.45%, 3/15/25		538	513,546
4.875%, 4/01/43		255	235,644
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (b)		1,065	1,068,847
S&P Global, Inc.
4.40%, 2/15/26		1,335	1,412,237
Time Warner Cable LLC
4.50%, 9/15/42		769	696,449
Time Warner, Inc.
3.55%, 6/01/24		685	679,430
3.60%, 7/15/25		1,385	1,377,244
4.75%, 3/29/21		1,000	1,071,301
Viacom, Inc.
4.375%, 3/15/43		291	231,797

			10,705,168

Communications - Telecommunications - 1.0%
America Movil SAB de CV
3.125%, 7/16/22		825	812,383
American Tower Corp.
2.80%, 6/01/20		384	384,045
3.50%, 1/31/23		665	667,012
5.05%, 9/01/20		735	788,741
AT&T, Inc.
3.40%, 5/15/25		970	934,909
3.60%, 2/17/23		69	69,588
3.80%, 3/15/22		157	160,947
3.95%, 1/15/25		181	181,314
4.50%, 3/09/48		280	251,600
4.75%, 5/15/46		556	526,765
5.80%, 2/15/19		280	301,064
British Telecommunications PLC
9.125%, 12/15/30 (e)		505	770,468
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (b)		1,078	1,077,353
Verizon Communications, Inc.
3.50%, 11/01/24		1,811	1,805,190
3.85%, 11/01/42		850	736,556
4.60%, 4/01/21		1,354	1,451,779
4.862%, 8/21/46		561	568,458
Vodafone Group PLC
2.50%, 9/26/22		795	762,425

			12,250,597

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19	U.S.$	937	$935,589
3.664%, 9/08/24		483	471,291
5.875%, 8/02/21		2,265	2,501,393
General Motors Co.
3.50%, 10/02/18		580	591,542
General Motors Financial Co., Inc.
3.10%, 1/15/19		1,325	1,339,062
3.25%, 5/15/18		97	98,271
4.00%, 1/15/25		335	326,840
Nissan Motor Acceptance Corp.
2.35%, 3/04/19 (b)		760	763,959

			7,027,947

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	745	822,666

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.95%, 3/01/17	U.S.$	440	440,443

Consumer Cyclical-Retailers - 0.2%
CVS Health Corp.
3.875%, 7/20/25		558	575,633
Kohl’s Corp.
5.55%, 7/17/45		800	763,991
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		676	688,689
3.80%, 11/18/24		701	713,460

			2,741,773

Consumer Non-Cyclical - 1.9%
AbbVie, Inc.
1.375%, 5/17/24	EUR	315	335,797
2.50%, 5/14/20	U.S.$	217	217,057
3.60%, 5/14/25		1,195	1,183,633
Actavis Funding SCS
3.00%, 3/12/20		1,745	1,769,191
3.80%, 3/15/25		956	957,127
AstraZeneca PLC
6.45%, 9/15/37		220	284,611
Baxalta, Inc.
3.60%, 6/23/22		220	221,684
5.25%, 6/23/45		635	677,809
Bayer US Finance LLC
3.375%, 10/08/24 (b)		251	249,743
Becton Dickinson and Co.
1.90%, 12/15/26	EUR	496	535,775
2.675%, 12/15/19	U.S.$	217	220,171
3.734%, 12/15/24		239	244,407
Biogen, Inc.
2.90%, 9/15/20		308	311,928
4.05%, 9/15/25		663	682,601
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	10,311

	Principal Amount (000)		U.S. $ Value
Celgene Corp.
3.875%, 8/15/25	U.S.$	870	$882,449
Gilead Sciences, Inc.
3.65%, 3/01/26		318	322,432
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		680	676,502
Kraft Heinz Foods Co.
2.80%, 7/02/20		475	479,513
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	247,035
3.60%, 2/01/25		588	585,425
Medtronic, Inc.
3.50%, 3/15/25		1,065	1,096,645
Mylan NV
3.15%, 6/15/21 (b)		636	624,162
3.95%, 6/15/26 (b)		412	385,570
Newell Brands, Inc.
3.15%, 4/01/21		1,731	1,761,632
3.85%, 4/01/23		576	597,489
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		727	732,833
3.90%, 12/15/24		280	274,098
Philip Morris International, Inc.
2.50%, 8/22/22		823	805,277
Reynolds American, Inc.
4.45%, 6/12/25		635	670,440
5.85%, 8/15/45		449	531,672
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		1,512	1,431,245
3.15%, 10/01/26		1,013	933,912
Thermo Fisher Scientific, Inc.
0.75%, 9/12/24	EUR	262	267,446
Tyson Foods, Inc.
2.65%, 8/15/19	U.S.$	160	161,525
3.95%, 8/15/24		760	774,284
Zimmer Biomet Holdings, Inc.
3.55%, 4/01/25		810	788,929

			22,932,360

Energy - 1.6%
BP Capital Markets PLC
3.245%, 5/06/22		780	796,484
ConocoPhillips
5.75%, 2/01/19		780	838,005
Encana Corp.
3.90%, 11/15/21		410	412,944
Energy Transfer Partners LP
3.60%, 2/01/23		55	54,093
4.65%, 6/01/21		310	321,863
7.50%, 7/01/38		475	550,746
EnLink Midstream Partners LP
4.15%, 6/01/25		805	781,384
5.05%, 4/01/45		636	576,567
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,330,808
4.90%, 5/15/46		325	333,613

	Principal Amount (000)		U.S. $ Value
Halliburton Co.
5.00%, 11/15/45	U.S.$	800	$862,756
Hess Corp.
4.30%, 4/01/27		1,410	1,403,545
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	261,810
4.15%, 3/01/22		400	410,444
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (b)		299	318,488
5.05%, 2/15/46		325	321,719
Nabors Industries, Inc.
5.50%, 1/15/23 (b)		1,244	1,295,315
Noble Energy, Inc.
3.90%, 11/15/24		560	564,268
8.25%, 3/01/19		1,530	1,718,657
ONEOK Partners LP
3.20%, 9/15/18		250	255,457
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,327	1,270,609
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	197,871
Schlumberger Holdings Corp.
3.00%, 12/21/20 (b)		270	275,711
3.625%, 12/21/22 (b)		800	829,194
Schlumberger Norge AS
4.20%, 1/15/21 (b)		310	328,779
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (b)		211	223,782
Spectra Energy Partners LP
3.50%, 3/15/25		795	776,503
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (b)		363	341,674
Williams Partners LP
3.90%, 1/15/25		290	284,419
4.125%, 11/15/20		875	909,697
4.50%, 11/15/23		245	251,670

			19,098,875

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		442	456,644

Technology - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (b)		820	848,491
5.45%, 6/15/23 (b)		1,340	1,421,390
Fidelity National Information Services, Inc.
3.50%, 4/15/23		250	253,183
5.00%, 10/15/25		6	6,534
Hewlett Packard Enterprise Co.
4.90%, 10/15/25		800	823,051
HP, Inc.
3.75%, 12/01/20		317	328,217
4.375%, 9/15/21		72	75,744
4.65%, 12/09/21		180	192,131

	Principal Amount (000)		U.S. $ Value
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	1,440	$1,524,401
Lam Research Corp.
2.80%, 6/15/21		669	665,397
Micron Technology, Inc.
7.50%, 9/15/23 (b)		614	680,005
QUALCOMM, Inc.
3.00%, 5/20/22		800	810,629
Seagate HDD Cayman
4.75%, 1/01/25-1/01/25		1,006	974,606
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		1,316	1,345,710
Total System Services, Inc.
2.375%, 6/01/18		195	195,807
3.75%, 6/01/23		554	550,230
Western Digital Corp.
7.375%, 4/01/23 (b)		1,129	1,241,900

			11,937,426

Transportation - Services - 0.2%
FedEx Corp.
1.00%, 1/11/23	EUR	1,035	1,102,829
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (b)	U.S.$	815	820,417

			1,923,246

			99,625,957

Financial Institutions - 4.4%
Banking - 3.8%
ABN AMRO Bank NV
2.50%, 10/30/18 (b)		2,840	2,862,379
4.75%, 7/28/25 (b)		395	399,645
American Express Credit Corp.
0.625%, 11/22/21	EUR	570	604,230
Bank of America Corp.
4.00%, 1/22/25-1/22/25		1,230	1,258,770
4.20%, 8/26/24		320	325,985
4.875%, 4/01/44		460	499,133
BNP Paribas SA
2.25%, 1/11/27 (b)		861	880,550
2.375%, 9/14/17	U.S.$	799	804,335
5.019%, 4/13/17 (b)(d)	EUR	150	159,031
BPCE SA
5.15%, 7/21/24 (b)	U.S.$	560	569,299
5.70%, 10/22/23 (b)		880	925,129
Citigroup, Inc.
3.875%, 3/26/25		200	198,370
Compass Bank
2.75%, 9/29/19		325	322,531
5.50%, 4/01/20		549	575,280
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,070	1,100,729
4.375%, 8/04/25		1,197	1,228,275

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA
4.375%, 3/17/25 (b)	U.S.$	839	$822,799
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		390	386,615
3.80%, 6/09/23		810	809,107
Fifth Third Bancorp
2.30%, 3/01/19		786	792,796
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		279	271,119
3.75% GS, 5/22/25		246	246,640
5.15%, 5/22/45		259	271,685
5.75%, 1/24/22		2,870	3,226,497
Series E
1.625%, 7/27/26 (b)	EUR	805	840,099
Series G
7.50%, 2/15/19	U.S.$	400	443,432
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,913,544
4.375%, 11/23/26		313	315,324
JPMorgan Chase & Co.
2.295%, 8/15/21		127	124,647
Series X
6.10%, 10/01/24 (d)		430	435,106
Lloyds Bank PLC
4.20%, 3/28/17		165	166,131
Lloyds Banking Group PLC
3.10%, 7/06/21		1,045	1,059,047
4.582%, 12/10/25		473	475,287
4.65%, 3/24/26		531	537,845
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		462	474,587
Mizuho Bank Ltd.
2.45%, 4/16/19 (b)		765	768,169
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (b)		1,160	1,215,660
Morgan Stanley
5.625%, 9/23/19		1,129	1,223,791
Series G
1.375%, 10/27/26	EUR	568	581,965
3.70%, 10/23/24	U.S.$	1,075	1,087,805
4.00%, 7/23/25		777	796,438
Murray Street Investment Trust I
4.647%, 3/09/17		182	182,948
Nationwide Building Society
4.00%, 9/14/26 (b)		2,050	1,951,258
6.25%, 2/25/20 (b)		345	384,311
Nordea Bank AB
3.125%, 3/20/17 (b)		751	754,410
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (b)(d)	GBP	100	128,623
Santander Bank, NA
1.804% (LIBOR 3 Month + 0.93%), 1/12/18 (f)	U.S.$	275	275,172
Santander Issuances SAU
3.25%, 4/04/26 (b)		900	966,009
5.179%, 11/19/25		1,000	1,009,403

	Principal Amount (000)		U.S. $ Value
Santander UK Group Holdings PLC
2.875%, 8/05/21	U.S.$	1,553	$1,536,788
Santander UK PLC
5.00%, 11/07/23 (b)		610	620,568
Societe Generale SA
4.25%, 8/19/26 (b)		902	871,218
Standard Chartered PLC
4.30%, 2/19/27 (b)		373	353,689
Sumitomo Mitsui Banking Corp.
3.00%, 1/18/23		384	380,139
UBS AG/Stamford CT
7.625%, 8/17/22		280	317,450
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (b)		1,125	1,142,546
Wells Fargo & Co.
4.125%, 8/15/23		1,815	1,878,016

			44,752,354

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		451	459,005
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)		575	665,602

			1,124,607

Insurance - 0.4%
American International Group, Inc.
4.875%, 6/01/22		650	710,304
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (b)		380	397,197
Aviva PLC
6.125%, 7/05/43 (b)	EUR	425	520,075
Berkshire Hathaway, Inc.
1.125%, 3/16/27	U.S.$	100	103,252
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (b)		374	498,627
Lincoln National Corp.
8.75%, 7/01/19		31	35,668
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)		180	270,209
MetLife, Inc.
4.75%, 2/08/21		1,110	1,207,077
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		495	747,657
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (b)		770	773,515
XLIT Ltd.
5.50%, 3/31/45		150	142,330

			5,405,911

	Principal Amount (000)		U.S. $ Value
REITS - 0.1%
Brixmor Operating Partnership LP
3.85%, 2/01/25	U.S.$	416	$409,640
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	24,543
Welltower, Inc.
4.00%, 6/01/25		1,325	1,354,138

			1,788,321

			53,071,193

Utility - 0.3%
Electric - 0.3%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		345	430,863
EDP Finance BV
4.125%, 1/15/20 (b)		252	257,524
Entergy Corp.
4.00%, 7/15/22		1,296	1,355,197
Exelon Corp.
5.10%, 6/15/45		305	324,215
Exelon Generation Co. LLC
4.25%, 6/15/22		595	615,861
Monongahela Power Co.
4.10%, 4/15/24 (b)		305	319,798
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (b)		365	369,930

			3,673,388

Non Corporate Sectors - 0.1%
Agencies - Government Sponsored - 0.1%
Equate Petrochemical BV
3.00%, 3/03/22 (b)		825	785,812

Total Corporates - Investment Grade (cost $156,764,515)			157,156,350

MORTGAGE PASS-THROUGHS - 5.3%
Agency Fixed Rate 30-Year - 4.7%
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		2,909	2,896,867
3.50%, 1/01/45-9/01/46		12,896	13,229,630
4.00%, 9/01/43-11/01/46		11,832	12,478,898
4.00%, 1/01/47		4,475	4,704,344
4.50%, 1/25/47		12,617	13,563,275
5.50%, 8/01/37-9/01/41		1,796	2,006,789
Series AS6516
4.00%, 1/01/46		1,234	1,298,638
Government National Mortgage Association
3.00%, 1/01/47		1,400	1,417,938
3.50%, 1/01/47		4,070	4,232,164

			55,828,543

Agency Fixed Rate 15-Year - 0.6%
Federal National Mortgage Association
2.50%, 3/01/28-1/01/32		4,627	4,645,495

	Principal Amount (000)		U.S. $ Value
3.50%, 1/12/30	U.S.$	2,188	$2,293,377

			6,938,872

Total Mortgage Pass-Throughs (cost $63,503,801)			62,767,415

ASSET-BACKED SECURITIES - 4.8%
Autos - Fixed Rate - 2.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		907	908,406
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,390,058
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		937	935,497
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		1,335	1,348,870
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		1,334	1,333,794
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		555	554,715
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		805	806,138
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		1,068	1,069,876
Drive Auto Receivables Trust
Series 2016-BA, Class A2
1.38%, 8/15/18 (b)		313	312,854
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		995	994,438
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		390	408,622
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		454	452,885
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		961	961,923
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (b)		196	195,093
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (b)		330	346,321
Series 2016-4, Class A2
1.96%, 2/15/21 (b)		340	338,511
Series 2016-4, Class D
3.89%, 11/15/22 (b)		435	427,976

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)	U.S.$	408	$411,313
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (b)		1,500	1,512,804
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	821,471
Series 2016-1, Class A1
1.76%, 2/15/21		649	647,988
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,269	1,271,795
Series 2015-3, Class A3
1.69%, 3/20/19		1,124	1,125,819
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		651	650,324
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		544	544,519
Series 2015-2, Class A3
1.30%, 3/16/20		1,114	1,113,104
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		643	636,118
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (b)		493	484,072
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		754	749,026
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		694	694,748
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		707	707,790
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,116	1,116,935
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (b)		220	219,965
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (b)		832	840,148
Series 2015-4, Class A2A
1.20%, 12/17/18		35	34,810
Series 2016-3, Class A2
1.34%, 11/15/19		747	745,987
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		538	537,008
Westlake Automobile Receivables Trust

	Principal Amount (000)		U.S. $ Value
Series 2015-3A, Class A2A
1.42%, 5/17/21 (b)	U.S.$	235	$235,194
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)		482	482,418

			28,369,333

Credit Cards - Fixed Rate - 0.9%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,597	1,604,052
Series 2015-2, Class A
1.56%, 3/15/21		658	657,925
Series 2015-4, Class A
1.72%, 8/16/21		643	643,533
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		713	714,966
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,034	1,028,705
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,676,653
Series 2015-3, Class A
1.74%, 9/15/21		941	940,919
Series 2016-1, Class A
2.04%, 3/15/22		626	627,678
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,458,094
Series 2016-B, Class A
1.44%, 6/15/22		607	604,309

			9,956,834

Other ABS - Fixed Rate - 0.8%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (b)		244	244,110
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (b)		84	85,332
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,482,895
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,146,342
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (b)		472	472,105
Series 2015-2, Class A2A
1.42%, 12/22/17 (b)		227	226,910
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)		342	341,876

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
3.156%, 10/15/20 (b)	U.S.$	538	$541,013
Series 2014-1A, Class C
2.898%, 10/15/44 (b)		396	399,005
Series 2014-2A, Class C
3.869%, 10/15/49 (b)		774	779,688
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.09%, 10/27/25 (b)		519	517,427
Sofi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (b)		678	675,482
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (b)		677	679,758
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (b)		1,979	1,979,514

			9,571,457

Credit Cards - Floating Rate - 0.4%
American Express Issuance Trust II
Series 2013-1, Class A
0.984% (LIBOR 1 Month + 0.28%), 2/15/19 (f)		1,570	1,572,039
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.054% (LIBOR 1 Month + 0.35%), 8/17/20 (f)		1,335	1,337,010
First National Master Note Trust
Series 2015-1, Class A
1.474% (LIBOR 1 Month + 0.77%), 9/15/20 (f)		956	959,077
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.184% (LIBOR 1 Month + 0.48%), 2/15/22 (f)		1,132	1,134,184

			5,002,310

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.204% (LIBOR 1 Month + 0.50%), 7/15/20 (b)(f)		1,278	1,278,000
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.274% (LIBOR 1 Month + 0.57%), 1/15/22 (f)		210	210,737
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
1.064% (LIBOR 1 Month + 0.40%), 4/10/28 (b)(f)		437	437,175
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.239% (LIBOR 1 Month + 1.50%), 10/20/20 (b)(f)		113	113,000

	Principal Amount (000)		U.S. $ Value
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.912% (LIBOR 1 Month + 0.35%), 7/22/19 (b)(f)	U.S.$	440	$439,616
Wells Fargo Dealer Floorplan Master Note Trust Series 2015-1, Class A
1.239% (LIBOR 1 Month + 0.50%), 1/20/20 (f)		1,296	1,297,966

			3,776,494

Total Asset-Backed Securities (cost $56,611,493)			56,676,428

COMMERCIAL MORTGAGE - BACKED SECURITIES - 3.9%
Non-Agency Fixed Rate CMBS - 3.1%
Banc of America Commercial Mortgage Trust Series 2007-3, Class AJ
5.549%, 6/10/49		490	496,058
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ
5.611%, 9/11/41		137	136,973
BHMS Commercial Mortgage Trust Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		1,895	1,913,700
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		1,120	1,145,873
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D
4.876%, 9/10/45 (b)		673	628,051
Series 2013-GC11, Class D
4.456%, 4/10/46 (b)		140	126,384
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	837,191
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,405,816
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM
5.761%, 5/15/46		795	805,505
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A
6.095%, 12/10/49		2,334	2,392,534
Commercial Mortgage Trust Series 2013-CR6, Class A2
2.122%, 3/10/46		3,670	3,692,932
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM
5.687%, 6/15/39		988	997,719
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4
3.718%, 8/15/48		1,072	1,118,005
Series 2015-C4, Class A4
3.808%, 11/15/48		770	801,793

	Principal Amount (000)		U.S. $ Value
DBUBS Mortgage Trust Series 2011-LC1A, Class E
5.685%, 11/10/46 (b)	U.S.$	439	$458,892
GS Mortgage Securities Trust Series 2007-GG10, Class A4
5.793%, 8/10/45		924	929,443
Series 2011-GC5, Class D
5.40%, 8/10/44 (b)		755	750,035
Series 2012-GC6, Class D
5.654%, 1/10/45 (b)		164	160,010
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		390	377,464
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		1,094	1,088,252
Series 2014-GC18, Class D
4.945%, 1/10/47 (b)		200	165,011
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM
5.372%, 5/15/47		819	819,078
Series 2007-LD12, Class AM
6.039%, 2/15/51		600	613,829
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		292	292,976
Series 2007-LDPX, Class A3
5.42%, 1/15/49		387	387,389
Series 2011-C5, Class D
5.408%, 8/15/46 (b)		336	337,609
Series 2012-C6, Class E
5.142%, 5/15/45 (b)		375	347,651
Series 2012-CBX, Class E
5.215%, 6/15/45 (b)		305	301,795
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3
3.801%, 8/15/48		1,122	1,167,493
Series 2015-C32, Class C
4.668%, 11/15/48		704	640,619
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ
5.452%, 9/15/39		632	567,032
Series 2007-C1, Class AM
5.455%, 2/15/40		360	360,267
LSTAR Commercial Mortgage Trust Series 2015-3, Class A2
2.729%, 4/20/48 (b)		833	832,669
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		1,327	1,284,526
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4
5.826%, 6/12/50		1,181	1,191,298
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AJ
5.239%, 12/12/49		46	45,526
Series 2007-9, Class A4
5.70%, 9/12/49		883	900,482

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust Series 2005-IQ9, Class D
5.00%, 7/15/56	U.S.$	464	$467,966
SG Commercial Mortgage Securities Trust Series 2016-C5, Class A4
3.055%, 10/10/48		809	786,075
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4
3.091%, 8/10/49		330	337,881
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,048,568
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class E
6.063%, 1/10/45 (b)		289	308,261
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A
6.009%, 6/15/45		40	40,109
Series 2007-C32, Class A3
5.707%, 6/15/49		634	638,007
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C
4.471%, 12/15/47		669	654,952
Series 2016-LC25, Class C
4.437%, 12/15/59		125	115,268
Series 2016-NXS6, Class C
4.452%, 11/15/49		750	707,051
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class D
4.80%, 11/15/45 (b)		422	403,090

			37,025,108

Non-Agency Floating Rate CMBS - 0.8%
CGBAM Commercial Mortgage Trust Series 2016-IMC, Class A
2.438% (LIBOR 1 Month + 1.90%), 11/15/21 (b)(f)		469	468,888
Series 2016-IMC, Class C
4.654% (LIBOR 1 Month + 3.95%), 11/15/21 (b)(f)		861	861,481
CSMC Mortgage - Backed Trust Series 2016-MFF
4.60% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(f)		640	640,050
H/2 Asset Funding NRE Series 2015-1A
2.406% (LIBOR 1 Month + 1.65%), 6/24/49 (f)(g)		807	800,770
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A
1.624% (LIBOR 1 Month + 0.92%), 6/15/29 (b)(f)		1,876	1,873,327
Series 2015-SGP, Class A
2.404% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(f)		1,073	1,078,663

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA
2.574% (LIBOR 1 Month + 1.87%), 8/15/26 (b)(f)	U.S.$	326	$324,505
Series 2015-XLF2, Class SNMA
2.654% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(f)		326	326,857
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A
1.754% (LIBOR 1 Month + 1.05%), 4/15/32 (b)(f)		371	369,285
Starwood Retail Property Trust Series 2014-STAR, Class A
1.924% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(f)		2,537	2,514,163
Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A
2.054% (LIBOR 1 Month + 1.35%), 6/15/29 (b)(f)		209	209,751

			9,467,740

Total Commercial Mortgage - Backed Securities (cost $47,711,147)			46,492,848

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Risk Share Floating Rate - 3.0%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.256% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(g)		463	469,226
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.256% (LIBOR 1 Month + 2.50%), 7/25/25 (f)(g)		24	23,661
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M1
1.756% (LIBOR 1 Month + 1.00%), 2/25/24 (f)		159	159,104
Series 2014-DN4, Class M3
5.306% (LIBOR 1 Month + 4.55%), 10/25/24 (f)		1,250	1,337,471
Series 2014-HQ1, Class M2
3.256% (LIBOR 1 Month + 2.50%), 8/25/24 (f)		430	433,757
Series 2014-HQ2, Class M1
2.206% (LIBOR 1 Month + 1.45%), 9/25/24 (f)		296	297,313
Series 2014-HQ3, Class M3
5.506% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		950	1,029,883
Series 2015-DNA1, Class M2
2.606% (LIBOR 1 Month + 1.85%), 10/25/27 (f)		360	365,092

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA1, Class M3
4.056% (LIBOR 1 Month + 3.30%), 10/25/27 (f)	U.S.$	520	$544,751
Series 2015-DNA2, Class M2
3.356% (LIBOR 1 Month + 2.60%), 12/25/27 (f)		2,159	2,198,562
Series 2015-DNA3, Class M3
5.456% (LIBOR 1 Month + 4.70%), 4/25/28 (f)		834	898,126
Series 2015-HQ1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 3/25/25 (f)		1,097	1,103,024
Series 2015-HQA1, Class M2
3.406% (LIBOR 1 Month + 2.65%), 3/25/28 (f)		1,932	1,970,517
Series 2015-HQA2, Class M2
3.556% (LIBOR 1 Month + 2.80%), 5/25/28 (f)		272	278,557
Series 2015-HQA2, Class M3
5.556% (LIBOR 1 Month + 4.80%), 5/25/28 (f)		811	871,249
Series 2016-DNA1, Class M2
3.656% (LIBOR 1 Month + 2.90%), 7/25/28 (f)		415	426,697
Series 2016-DNA1, Class M3
6.306% (LIBOR 1 Month + 5.55%), 7/25/28 (f)		318	353,956
Series 2016-DNA2, Class M3
5.406% (LIBOR 1 Month + 4.65%), 10/25/28 (f)		342	364,561
Series 2016-DNA3, Class M2
2.756% (LIBOR 1 Month + 2.00%), 12/25/28 (f)		644	651,617
Series 2016-DNA4, Class M2
2.056% (LIBOR 1 Month + 1.30%), 3/25/29 (f)		300	299,471
Series 2016-HQA1, Class M3
7.106% (LIBOR 1 Month + 6.35%), 9/25/28 (f)		386	444,075
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C02, Class 1M1
1.706% (LIBOR 1 Month + 0.95%), 5/25/24 (f)		276	276,773
Series 2014-C04, Class 1M2
5.656% (LIBOR 1 Month + 4.90%), 11/25/24 (f)		1,396	1,524,807
Series 2014-C04, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 11/25/24 (f)		240	260,083
Series 2015-C01, Class 1M2
5.056% (LIBOR 1 Month + 4.30%), 2/25/25 (f)		965	1,014,402
Series 2015-C01, Class 2M2
5.306% (LIBOR 1 Month + 4.55%), 2/25/25 (f)		638	673,519
Series 2015-C02, Class 1M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		826	861,594
Series 2015-C02, Class 2M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		1,165	1,215,812
Series 2015-C03, Class 1M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (f)		196	196,447

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (f)	U.S.$	1,635	$1,762,475
Series 2015-C03, Class 2M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (f)		424	424,416
Series 2015-C03, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		859	922,161
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		1,032	1,143,594
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		821	895,354
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		1,355	1,569,784
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (f)		857	985,129
Series 2016-C02, Class 1M2
6.756% (LIBOR 1 Month + 6.00%), 9/25/28 (f)		1,393	1,556,931
Series 2016-C03, Class 1M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/28 (f)		106	107,519
Series 2016-C03, Class 1M2
6.056% (LIBOR 1 Month + 5.30%), 10/25/28 (f)		220	240,511
Series 2016-C03, Class 2M1
2.956% (LIBOR 1 Month + 2.20%), 10/25/28 (f)		193	194,971
Series 2016-C03, Class 2M2
6.656% (LIBOR 1 Month + 5.90%), 10/25/28 (f)		1,157	1,280,354
Series 2016-C04, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 1/25/29 (f)		331	342,834
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (f)		761	790,295
Series 2016-C06, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 4/25/29 (f)		808	834,183
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 4/25/29 (f)		574	589,883
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/24 (f)(g)		109	108,093
Series 2015-CH1, Class M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/25 (f)(g)		344	341,037
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.006% (LIBOR 1 Month + 5.25%), 11/25/25 (f)(g)		511	512,309
Series 2015-WF1, Class 2M2
6.256% (LIBOR 1 Month + 5.50%), 11/25/25 (f)(g)		144	143,464

			35,289,404

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 3311, Class IE
5.706% (6.41 - LIBOR 1 Month), 5/15/37 (f)(h)	U.S.$	620	$114,955
Series 4593, Class SA
5.296% (6.00% - LIBOR 1 Month), 6/15/46 (f)(h)		742	155,863
Federal National Mortgage Association REMICs Series 2011-15, Class SA
6.304% (7.06% - LIBOR 1 Month), 3/25/41 (f)(h)		2,546	573,539
Series 2015-66, Class AS
5.494% (6.25% - LIBOR 1 Month), 9/25/45 (f)(h)		3,029	520,378
Series 2016-11, Class SG
5.394% (6.15% - LIBOR 1 Month), 3/25/46 (f)(h)		3,266	557,169
Series 2016-22, Class ST
5.344% (6.10% - LIBOR 1 Month), 4/25/46 (f)(h)		3,203	530,446
Series 2016-79, Class JS
5.294% (6.05% - LIBOR 1 Month), 11/25/46 (f)(h)		2,465	540,224
Government National Mortgage Association Series 2016-108, Class SA
5.361% (6.10% - LIBOR 1 Month), 8/20/46 (f)(h)		871	168,955
Series 2016-108, Class SM
5.361% (6.10% - LIBOR 1 Month), 8/20/46 (f)(h)		2,684	667,508
Series 2016-37, Class DS
5.361% (6.10% - LIBOR 1 Month), 3/20/46 (f)(h)		1,423	307,547

			4,136,584

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,404	1,192,467
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		296	276,736
Series 2006-9T1, Class A1
5.75%, 5/25/36		364	279,632
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		516	421,776
RBSSP Resecuritization Trust Series 2009-7, Class 10A3

	Principal Amount (000)		U.S. $ Value
6.00%, 8/26/37 (b)	U.S.$	679	$585,634

			2,756,245

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs Series 2015-33, Class AI
5.00%, 6/25/45 (i)		3,159	621,735

Non-Agency Floating Rate - 0.0%
RBSSP Resecuritization Trust Series 2010-9, Class 7A6
6.196%, 5/26/37 (b)(e)		632	467,577

Total Collateralized Mortgage Obligations (cost $41,440,922)			43,271,545

CORPORATES - NON-INVESTMENT GRADE - 2.5%
Industrial - 1.7%
Basic - 0.0%
CF Industries, Inc. 4.95%, 6/01/43		282	230,535

Capital Goods - 0.1%
Berry Plastics Corp. 5.125%, 7/15/23		277	281,847
Loxam SAS 7.00%, 7/23/22 (b)	EUR	280	314,422
SPX FLOW, Inc. 5.625%, 8/15/24 (b)		154	155,156
5.875%, 8/15/26 (b)		385	385,000

			1,136,425

Communications - Media - 0.2%
CSC Holdings LLC 5.50%, 4/15/27 (b)	U.S.$	200	202,500
6.75%, 11/15/21		445	478,375
Ziggo Secured Finance BV 5.50%, 1/15/27 (b)		1,230	1,199,004

			1,879,879

Communications - Telecommunications - 0.3%
CenturyLink, Inc. Series S
6.45%, 6/15/21		593	624,134
Series Y
7.50%, 4/01/24		535	561,750
Communications Sales & Leasing, Inc./CSL
Capital LLC 6.00%, 4/15/23 (b)		81	83,835
SFR Group SA 5.375%, 5/15/22 (b)	EUR	105	115,778
7.375%, 5/01/26 (b)	U.S.$	505	517,625

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,230	$1,302,262
T-Mobile USA, Inc.
6.50%, 1/15/26		59	63,794
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		650	654,874

			3,924,052

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (b)		340	333,200
Allison Transmission, Inc.
5.00%, 10/01/24 (b)		563	568,630
LKQ Italia Bondco SpA
3.875%, 4/01/24 (b)	EUR	156	174,559

			1,076,389

Consumer Cyclical - Other - 0.3%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (b)		315	351,480
International Game Technology PLC
4.75%, 2/15/23 (b)		305	349,960
6.25%, 2/15/22 (b)	U.S.$	345	370,013
6.50%, 2/15/25 (b)		885	949,162
KB Home
4.75%, 5/15/19		265	270,300
MCE Finance Ltd.
5.00%, 2/15/21 (b)		200	200,500
PulteGroup, Inc.
5.00%, 1/15/27		520	494,000

			2,985,415

Consumer Cyclical - Retailers - 0.0%
Dufry Finance SCA
4.50%, 8/01/23 (b)	EUR	153	172,329
Hanesbrands, Inc.
4.625%, 5/15/24 (b)		282	273,540

			445,869

Consumer Non-Cyclical - 0.2%
HCA, Inc.
4.50%, 2/15/27		145	142,463
5.25%, 6/15/26		242	250,167
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (b)		110	113,575
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		217	217,543
4.875%, 11/01/26 (b)		118	116,746
Synlab Bondco PLC
6.25%, 7/01/22 (b)		157	180,140

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (b)	U.S.$	315	$238,841
5.875%, 5/15/23 (b)		315	237,825
6.125%, 4/15/25(b)		615	462,018

			1,959,318

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		54	52,206
5.70%, 10/15/19		220	235,343
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (b)		644	657,079
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		521	370,082
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (b)		601	606,259
Southern Star Central Corp.
5.125%, 7/15/22 (b)		482	488,025
Transocean, Inc.
9.00%, 7/15/23 (b)		510	522,750

			2,931,744

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (b)		754	837,074
EMC Corp.
3.375%, 6/01/23		760	703,945

			1,541,019

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		817	761,852
5.50%, 4/01/23		217	213,203
6.375%, 4/01/24 (b)		36	36,000
Europcar Groupe SA
5.75%, 6/15/22 (b)	EUR	173	192,216
Hertz Corp. (The)
5.50%, 10/15/24 (b)	U.S.$	350	305,812
6.75%, 4/15/19		158	158,000

			1,667,083

			19,777,728

Financial Institutions - 0.8%
Banking - 0.7%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		275	287,375
Barclays Bank PLC
6.86%, 6/15/32 (b)(d)		205	230,625
7.75%, 4/10/23		1,035	1,088,199

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
Series P
5.95%, 5/15/25 (d)	U.S.$	655	$646,943
Credit Agricole SA
8.125%, 12/23/25 (b)(d)		510	536,775
Credit Suisse Group AG
7.50%, 12/11/23 (b)(d)		200	209,500
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		1,190	1,099,780
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)		355	365,650
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		1,235	1,259,700
Series U
7.64%, 9/30/17 (d)		1,400	1,298,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)		359	364,550
Societe Generale SA
5.922%, 4/05/17 (b)(d)		330	327,179
Standard Chartered PLC
6.409%, 1/30/17 (b)(d)		1,000	765,000

			8,479,776

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,220	1,290,150

			9,769,926

Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		295	297,950

Total Corporates - Non-Investment Grade (cost $30,363,425)			29,845,604

GOVERNMENTS - SOVEREIGN AGENCIES - 1.8%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		858	868,725
8.75%, 5/23/26		340	366,775

			1,235,500

Canada - 1.4%
Canada Housing Trust No. 1
2.25%, 12/15/25 (b)	CAD	7,560	5,678,235
2.55%, 3/15/25 (b)		3,235	2,499,671
3.80%, 6/15/21 (b)		11,485	9,414,338

			17,592,244

France - 0.1%
Dexia Credit Local SA/New York NY
1.50%, 10/07/17 (b)	U.S.$	735	735,137

	Principal Amount (000)		U.S. $ Value
Israel - 0.1%
Israel Electric Corp., Ltd. Series 6
5.00%, 11/12/24 (b)	U.S.$	776	$807,482

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		330	350,900
7.50%, 8/10/20 (d)		680	644,300

			995,200

Total Governments - Sovereign Agencies (cost $21,991,337)			21,365,563

EMERGING MARKETS - TREASURIES - 1.4%
Brazil - 1.3%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17-1/01/27		56,310	16,201,759

Turkey - 0.1%
Turkey Government Bond
9.40%, 7/08/20	TRY	2,360	643,715

Total Emerging Markets - Treasuries (cost $15,789,807)			16,845,474

AGENCIES - 1.3%
Agency Debentures - 1.3%
Federal Home Loan Banks
0.644% (LIBOR 1 Month - 0.02%), 1/11/17 (f)	U.S.$	9,760	9,760,254
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		6,490	6,078,670

Total Agencies (cost $15,421,255)			15,838,924

COVERED BONDS - 0.6%
Australia - 0.1%
Commonwealth Bank of Australia Series E
0.75%, 11/04/21 (b)	EUR	720	779,270
Westpac Banking Corp. Series E
1.50%, 3/24/21 (b)		690	769,519

			1,548,789

Canada - 0.1%
National Bank of Canada
1.50%, 3/25/21 (b)		561	626,531
Royal Bank of Canada
1.625%, 8/04/20 (b)		675	752,363

			1,378,894

	Principal Amount (000)		U.S. $ Value
Denmark - 0.1%
Danske Bank A/S Series E
1.25%, 6/11/21	U.S.$	700	$776,649

Norway - 0.0%
DNB Boligkreditt AS Series E
3.875%, 6/16/21		573	706,353

Spain - 0.1%
Banco de Sabadell SA
0.875%, 11/12/21 (b)		600	647,284
CaixaBank SA Series 27
Zero Coupon (EURIBOR 3 Month + 0.08%), 1/09/18 (f)		200	210,634

			857,918

Switzerland - 0.1%
Credit Suisse AG/Guernsey Series E
1.75%, 1/15/21 (b)		660	741,684
UBS AG/London Series E
1.375%, 4/16/21 (b)		670	744,345

			1,486,029

United Kingdom - 0.1%
Santander UK PLC Series E
1.625%, 11/26/20 (b)		664	742,260

Total Covered Bonds (cost $7,853,145)			7,496,892

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)		1,503	1,584,045

China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (b)		951	989,528

Mexico - 0.2%
Petroleos Mexicanos
4.50%, 1/23/26		418	380,798
4.625%, 9/21/23 (b)		2,007	1,952,409

			2,333,207

	Principal Amount (000)		U.S. $ Value
Total Quasi-Sovereigns (cost $4,887,420)			$4,906,780

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25% [FC: 64D3], 6/27/29 (b)	U.S.$	415	237,588
7.125%, 6/26/42 (b)		1,765	1,028,112

			1,265,700

Communications - Telecommunications - 0.0%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (b)		341	344,992

Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		648	624,510

Energy - 0.0%
Ultrapar International SA
5.25%, 10/06/26 (b)		542	531,106

Total Emerging Markets - Corporate Bonds (cost $2,557,204)			2,766,308

EMERGING MARKETS - SOVEREIGNS - 0.2%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (b)		478	483,388

Argentina - 0.1%
Argentine Republic Government International Bond
6.25%, 4/22/19 (b)		524	559,370
6.875%, 4/22/21 (b)		600	639,000

			1,198,370

Brazil - 0.0%
Brazilian Government International Bond
4.875%, 1/22/21		188	193,640

Turkey - 0.1%
Turkey Government International Bond
4.875%, 10/09/26		855	791,043

Total Emerging Markets - Sovereigns (cost $2,698,280)			2,666,441

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	1,337	1,071,144
Province of Manitoba Canada
3.85%, 12/01/21		1,220	997,653

Total Local Governments - Provincial Bonds (cost $2,611,164)			2,068,797

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (b) (cost $864,640)	U.S.$	873	$854,449

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)		477	497,368
Provincia de Cordoba
7.125%, 6/10/21 (b)		210	215,775

Total Local Governments - Regional Bonds (cost $692,595)			713,143

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Goldman Sachs International Expiration: Mar 2017, Exercise Rate: 0.3675% (j) (premiums paid $40,714)		2,700,000	46,150

	Shares
SHORT-TERM INVESTMENTS - 10.4%
Investment Companies - 6.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (a)(k) (cost $79,891,300)		79,891,300	79,891,300

	Principal Amount (000)
Governments - Treasuries - 1.8%
Japan - 1.8%
Japan Treasury Discount Bill
Series 647
Zero Coupon, 2/27/17	U.S.$	670,000	5,735,211
Series 641
Zero Coupon, 1/30/17		1,840,000	15,746,502

Total Governments - Treasuries (cost $23,800,337)			21,481,713

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bills - 1.6%
U.S. Treasury Bill
Zero Coupon, 2/02/17-2/23/17 (cost $18,988,320)	U.S.$	19,000	$18,988,320

Certificates of Deposit - 0.3%
Bank of Nova Scotia/Houston
1.346%, 3/17/17 (f)		3,500	3,500,000
Cooperatieve Rabobank UA
1.346%, 2/24/17 (f)		406	406,000

Total Certificates of Deposit (cost $3,906,000)			3,906,000

Total Short-Term Investments (cost $126,585,957)			124,267,333

Total Investments - 100.1% (cost $1,199,235,969)(l)			1,190,632,829
Other assets less liabilities - (0.1)%			(958,308)

Net Assets - 100.0%			$1,189,674,521

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	248	March 2017	$22,705,024	$22,861,985	$156,961
10 Yr Canadian Bond Futures	304	March 2017	31,483,898	31,139,254	(344,644)
10 Yr Japan Bond (OSE) Futures	24	March 2017	30,874,146	30,851,422	(22,724)
Euro STOXX 50 Index Futures	1,438	March 2017	48,373,371	49,604,319	1,230,948
FTSE 100 Index Futures	195	March 2017	16,382,160	16,942,416	560,256
Long Gilt Futures	22	March 2017	3,340,619	3,411,603	70,984
Mini MSCI Emerging Market Futures	97	March 2017	4,262,378	4,165,665	(96,713)
Russell 2000 Mini Futures	246	March 2017	16,613,376	16,689,870	76,494
S&P 500 E Mini Futures	366	March 2017	40,628,895	40,922,460	293,565
S&P Mid 400 E Mini Futures	17	March 2017	2,835,253	2,820,470	(14,783)
TOPIX Index Futures	298	March 2017	38,065,111	38,704,941	639,830
U.S. Long Bond (CBT) Futures	14	March 2017	2,125,617	2,109,188	(16,429)
U.S. T-Note 2 Yr (CBT) Futures	269	March 2017	58,293,150	58,288,937	(4,213)
U.S. T-Note 5 Yr (CBT) Futures	154	March 2017	18,197,494	18,120,266	(77,228)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	714	March 2017	$89,057,801	$88,736,813	$(320,988)
U.S. Ultra Bond (CBT) Futures	222	March 2017	35,872,795	35,575,500	(297,295)
Sold Contracts
10 Yr Canadian Bond Futures	29	March 2017	2,999,216	2,970,521	28,695
10 Yr Japan Bond (OSE) Futures	74	March 2017	95,188,117	95,125,219	62,898
Euro Buxl 30 Yr Bond Futures	56	March 2017	10,048,277	10,228,730	(180,453)
Euro-BOBL Futures	197	March 2017	27,455,346	27,711,138	(255,792)
Euro-Bund Futures	144	March 2017	24,463,854	24,882,129	(418,275)
Euro-OAT Futures	28	March 2017	4,388,190	4,474,775	(86,585)
Hang Seng Index Futures	22	January 2017	3,057,232	3,115,378	(58,146)
S&P TSX 60 Index Futures	62	March 2017	8,212,424	8,283,291	(70,867)
SPI 200 Futures	64	March 2017	6,346,937	6,501,779	(154,842)
U.S. T-Note 2 Yr (CBT) Futures	86	March 2017	18,649,810	18,635,125	14,685
U.S. T-Note 5 Yr (CBT) Futures	34	March 2017	3,978,495	4,000,578	(22,083)
U.S. T-Note 10 Yr (CBT) Futures	224	March 2017	27,950,586	27,839,000	111,586

					$804,842

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	111,701	USD	1,806	1/17/17	$(10,662)
Bank of America, NA	USD	3,362	RUB	217,262	1/17/17	172,375
Bank of America, NA	EUR	511	USD	544	1/25/17	5,615
Bank of America, NA	JPY	3,285,075	USD	28,978	2/09/17	816,804
Bank of America, NA	USD	5,126	GBP	4,085	2/16/17	(86,419)
Barclays Bank PLC	AUD	9,777	USD	7,381	1/19/17	328,417
Barclays Bank PLC	USD	2,215	GBP	1,789	2/16/17	(7,299)
BNP Paribas SA	GBP	1,660	USD	2,077	1/20/17	30,876
BNP Paribas SA	USD	3,726	JPY	435,864	1/25/17	7,514
BNP Paribas SA	USD	2,368	CAD	3,177	2/03/17	(955)
BNP Paribas SA	AUD	9,598	USD	7,021	2/16/17	102,250
BNP Paribas SA	EUR	2,395	USD	2,556	2/16/17	29,880
BNP Paribas SA	GBP	3,893	USD	4,857	2/16/17	53,829
BNP Paribas SA	JPY	2,731,920	USD	25,028	2/16/17	1,601,806
BNP Paribas SA	USD	5,126	GBP	4,085	2/16/17	(86,411)
BNP Paribas SA	USD	19,003	JPY	2,126,380	2/16/17	(768,928)
BNP Paribas SA	USD	1,431	COP	4,314,008	3/03/17	(8,593)
BNP Paribas SA	USD	358	ARS	6,626	3/08/17	40,274
BNP Paribas SA	AUD	29,969	USD	21,910	3/16/17	319,989
BNP Paribas SA	USD	16,289	CAD	21,910	3/16/17	44,396
BNP Paribas SA	USD	187	ARS	3,188	6/14/17	(5,338)
BNP Paribas SA	USD	91	ARS	1,545	6/16/17	(2,513)
Brown Brothers Harriman & Co.	JPY	917,736	USD	8,301	2/16/17	431,542
Brown Brothers Harriman & Co.	USD	3,851	JPY	405,009	2/16/17	(377,880)
Citibank, NA	BRL	12,687	USD	3,893	1/04/17	(5,263)
Citibank, NA	USD	3,861	BRL	12,687	1/04/17	37,365
Citibank, NA	MXN	169,050	USD	8,308	1/11/17	161,358
Citibank, NA	JPY	722,130	USD	6,586	1/23/17	399,955

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	BRL	12,687	USD	3,827	2/02/17	$(39,123)
Citibank, NA	KRW	1,881,781	USD	1,604	3/14/17	45,450
Credit Suisse International	USD	665	MXN	13,559	1/11/17	(12,084)
Credit Suisse International	EUR	5,479	USD	5,972	1/25/17	197,248
Credit Suisse International	USD	3,958	CAD	5,258	2/03/17	(40,442)
Credit Suisse International	CHF	15,059	USD	15,323	2/16/17	492,808
Credit Suisse International	EUR	8,062	USD	8,624	2/16/17	119,488
Credit Suisse International	JPY	193,387	USD	1,780	2/16/17	121,360
Credit Suisse International	SEK	27,574	USD	3,048	2/16/17	13,613
Credit Suisse International	USD	6,610	CAD	8,773	2/16/17	(72,467)
Credit Suisse International	USD	40,636	JPY	4,207,403	2/16/17	(4,557,948)
Credit Suisse International	USD	2,577	CAD	3,419	3/16/17	(28,235)
Goldman Sachs Bank USA	BRL	23,049	USD	6,166	1/04/17	(915,780)
Goldman Sachs Bank USA	USD	6,982	BRL	23,049	1/04/17	100,035
Goldman Sachs Bank USA	PLN	4,933	USD	1,284	1/05/17	104,665
Goldman Sachs Bank USA	BRL	10,012	USD	2,978	1/06/17	(96,163)
Goldman Sachs Bank USA	RUB	56,949	USD	863	1/17/17	(63,049)
Goldman Sachs Bank USA	AUD	3,374	USD	2,594	1/19/17	159,563
Goldman Sachs Bank USA	EUR	5,730	USD	6,111	1/25/17	73,107
Goldman Sachs Bank USA	JPY	1,377,566	USD	12,485	2/16/17	672,409
Goldman Sachs Bank USA	SEK	9,136	USD	1,003	2/23/17	(2,509)
Goldman Sachs Bank USA	USD	1,599	IDR	21,531,475	3/14/17	(20,810)
HSBC Bank USA	BRL	41,702	USD	12,148	1/04/17	(665,116)
HSBC Bank USA	USD	12,796	BRL	41,702	1/04/17	17,298
HSBC Bank USA	GBP	8,873	USD	11,068	1/20/17	128,747
HSBC Bank USA	JPY	3,861,707	USD	34,104	1/25/17	1,022,095
HSBC Bank USA	CAD	55,872	USD	41,837	2/03/17	207,606
HSBC Bank USA	SGD	18,607	USD	13,047	3/14/17	202,375
JPMorgan Chase Bank, NA	BRL	33,320	USD	10,224	1/04/17	(13,821)
JPMorgan Chase Bank, NA	USD	10,149	BRL	33,320	1/04/17	88,249
JPMorgan Chase Bank, NA	USD	2,074	MXN	42,318	1/11/17	(34,968)
JPMorgan Chase Bank, NA	NZD	1,631	USD	1,156	1/19/17	23,295
JPMorgan Chase Bank, NA	EUR	1,305	USD	1,364	1/25/17	(11,928)
JPMorgan Chase Bank, NA	USD	1,909	EUR	1,806	1/25/17	(5,209)
JPMorgan Chase Bank, NA	USD	3,570	JPY	417,855	1/25/17	9,371
JPMorgan Chase Bank, NA	BRL	33,320	USD	10,060	2/02/17	(93,188)
JPMorgan Chase Bank, NA	GBP	4,912	USD	6,072	2/16/17	12,103
Morgan Stanley & Co., Inc.	USD	24,504	EUR	22,194	2/16/17	(1,091,781)
Societe Generale	CAD	25,330	USD	18,803	3/16/17	(79,123)
Standard Chartered Bank	GBP	1,165	USD	1,458	1/20/17	21,488
Standard Chartered Bank	EUR	42,611	USD	46,493	1/25/17	1,587,024
Standard Chartered Bank	TRY	2,383	USD	689	2/08/17	18,860
State Street Bank & Trust Co.	BRL	1,279	USD	379	1/04/17	(13,779)
State Street Bank & Trust Co.	USD	478	MXN	9,766	1/11/17	(7,565)
State Street Bank & Trust Co.	AUD	367	USD	280	1/19/17	15,301
State Street Bank & Trust Co.	GBP	120	USD	149	1/20/17	1,802
State Street Bank & Trust Co.	EUR	3,339	USD	3,574	1/25/17	55,454
State Street Bank & Trust Co.	EUR	613	USD	640	1/25/17	(5,447)
State Street Bank & Trust Co.	USD	503	EUR	472	1/25/17	(5,058)
State Street Bank & Trust Co.	ZAR	3,496	USD	240	1/31/17	(13,006)
State Street Bank & Trust Co.	USD	22,560	AUD	29,969	3/16/17	(970,188)
UBS AG	JPY	177,996	USD	1,732	2/16/17	205,972
UBS AG	TWD	51,218	USD	1,599	3/10/17	18,447

						$100,430

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.40%	3/20/17	$7,514	$29,305	$(14,857)
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.41	3/20/17	7,514	28,553	(14,546)
Put- OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.39	3/21/17	7,742	29,419	(16,346)

						$87,277	$(45,749)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	2.20%		$589	$47,251	$22,867
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.09		3,554	248,534	240,980
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.61		3,290	55,713	20,901
iTraxx-Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.65	EUR	2,910	47,760	5,621

					$399,258	$290,369

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$1,570	12/21/26	3 Month LIBOR	2.497%	$19,468
Citigroup Global Markets, Inc./(LCH Group)	NOK	114,860	5/11/18	0.950%	6 Month NIBOR	(8,250)
Citigroup Global Markets, Inc./(LCH Group)		89,160	5/19/18	0.990%	6 Month NIBOR	(10,198)
Citigroup Global Markets, Inc./(LCH Group)		69,450	8/01/18	0.960%	6 Month NIBOR	40,601
Citigroup Global Markets, Inc./(LCH Group)		18,010	8/04/18	1.008%	6 Month NIBOR	9,162

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)	NOK	51,460	8/12/18	1.128%	6 Month NIBOR	$12,784
Citigroup Global Markets, Inc./(LCH Group)		$1,600	4/01/20	1.562%	3 Month LIBOR	4,860
Citigroup Global Markets, Inc./(LCH Group)		2,445	7/02/20	3 Month LIBOR	1.778%	18,169
Citigroup Global Markets, Inc./(LCH Group)		1,810	8/11/20	3 Month LIBOR	1.709%	5,757
Citigroup Global Markets, Inc./(LCH Group)		3,810	4/27/21	3 Month LIBOR	1.328%	(85,369)
Citigroup Global Markets, Inc./(LCH Group)		9,630	8/31/21	1.244%	3 Month LIBOR	262,380
Citigroup Global Markets, Inc./(LCH Group)		2,780	10/04/21	1.180%	3 Month LIBOR	94,465
Citigroup Global Markets, Inc./(LCH Group)	NZD	12,930	12/21/21	3 Month BKBM	3.059%	8,176
Citigroup Global Markets, Inc./(LCH Group)		$2,650	11/12/24	2.464%	3 Month LIBOR	(54,388)
Citigroup Global Markets, Inc./(LCH Group)		610	4/21/25	1.972%	3 Month LIBOR	11,352
Citigroup Global Markets, Inc./(LCH Group)		1,430	6/09/25	2.470%	3 Month LIBOR	(26,337)
Citigroup Global Markets, Inc./(LCH Group)		484	8/04/25	2.285%	3 Month LIBOR	(4,927)
Citigroup Global Markets, Inc./(LCH Group)		2,226	11/10/25	2.235%	3 Month LIBOR	2,797
Citigroup Global Markets, Inc./(LCH Group)		1,990	4/27/26	1.773%	3 Month LIBOR	86,707
Citigroup Global Markets, Inc./(LCH Group)		2,230	6/28/26	1.439%	3 Month LIBOR	168,954
Citigroup Global Markets, Inc./(LCH Group)	NZD	6,480	7/28/26	3 Month BKBM	2.473%	(334,005)
Citigroup Global Markets, Inc./(LCH Group)		$1,410	10/11/26	1.592%	3 Month LIBOR	90,148
Citigroup Global Markets, Inc./(LCH Group)		2,080	11/07/26	1.675%	3 Month LIBOR	119,826
Citigroup Global Markets, Inc./(LCH Group)		1,550	11/08/26	1.657%	3 Month LIBOR	91,897
Citigroup Global Markets, Inc./(LCH Group)		1,550	11/09/26	1.672%	3 Month LIBOR	89,846
Citigroup Global Markets, Inc./(LCH Group)		1,010	11/10/35	2.613%	3 Month LIBOR	(12,317)
Citigroup Global Markets, Inc./(LCH Group)		160	8/06/45	2.680%	3 Month LIBOR	(4,684)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International/(LCH Group)		$1,410	10/11/26	3 Month LIBOR	1.592%	$(90,880)
Morgan Stanley & Co., LLC/(CME Group)	MXN	102,160	12/17/18	TIIE	7.035%	(14,946)
Morgan Stanley & Co., LLC/(CME Group)		24,510	12/07/26	7.830%	TIIE	7,335
Morgan Stanley & Co., LLC/(LCH Group)		$840	10/04/26	1.459%	3 Month LIBOR	63,629

						$562,012

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.750%, 8/01/20, 3/20/19*	(5.00)%	0.75%	$343	$(32,015)	$13,585	$(45,600)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	1.89	573	(42,393)	(17,364)	(25,029)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	1.89	657	(48,608)	(20,644)	(27,964)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	673	(37,904)	(46,523)	8,619
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	198	(11,151)	(14,629)	3,478
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	663	(37,347)	(58,274)	20,927
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	952	(53,614)	(71,298)	17,684

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.19%	$36	$(2,027)	$(2,208)	$181
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	940	(52,942)	(79,966)	27,024
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	700	(39,421)	(57,184)	17,763
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	1,128	(63,526)	(58,949)	(4,577)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	272	(15,318)	(20,496)	5,178

				$(436,266)	$(433,950)	$(2,316)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$6,180	7/15/20	1.527%	CPI	#	$118,822
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	47,479

						$166,301

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	2,960	LIBOR Minus 0.23%	$6,865	2/15/17	$291,108
Deutsche Bank AG
MSCI Emerging Markets Index	42,447	LIBOR Plus 0.28%	15,684	11/15/17	415,851
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	195	LIBOR Minus 0.22%	474	3/15/17	(2,706)

					$704,253

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $178,985,655 or 15.0% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Variable rate coupon, rate shown as of December 31, 2016.
(f)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.20% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.256%, 4/25/26	4/29/16	$462,949	$469,226	0.04%
Bellemeade Re Ltd. Series 2015-1A, Class M1 3.256%, 7/25/25	7/27/15	23,652	23,661	0.00%
H/2 Asset Funding NRE Series 2015-1A 2.406%, 6/24/49	6/19/15	806,821	800,770	0.07%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1 2.756%, 10/25/25	9/18/15	343,796	341,037	0.03%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.006%, 11/25/24	11/06/15	107,436	108,093	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.006%, 11/25/25	9/28/15	510,766	512,309	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.256%, 11/25/25	9/28/15	143,672	143,464	0.01%

(h)	Inverse interest only security.
(i)	IO—Interest Only.
(j)	Non-income producing security.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,647,235 and gross unrealized depreciation of investments was $(24,250,375), resulting in net unrealized depreciation of $(8,603,140).

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	Great British Pound

IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage - Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage - Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$245,705,937		$	– 0	–	$	– 0	–	$245,705,937
Governments - Treasuries	– 0	–		186,574,893			– 0	–	186,574,893
Inflation-Linked Securities	– 0	–		162,305,555			– 0	–	162,305,555
Corporates - Investment Grade	– 0	–		157,156,350			– 0	–	157,156,350
Mortgage Pass-Throughs	– 0	–		62,767,415			– 0	–	62,767,415
Asset-Backed Securities	– 0	–		52,656,847			4,019,581		56,676,428
Commercial Mortgage - Backed Securities	– 0	–		28,262,640			18,230,208		46,492,848
Collateralized Mortgage Obligations	– 0	–		43,271,545			– 0	–	43,271,545
Corporates - Non-Investment Grade	– 0	–		29,845,604			– 0	–	29,845,604
Governments - Sovereign Agencies	– 0	–		21,365,563			– 0	–	21,365,563
Emerging Markets - Treasuries	– 0	–		16,845,474			– 0	–	16,845,474
Agencies	– 0	–		15,838,924			– 0	–	15,838,924
Covered Bonds	– 0	–		7,496,892			– 0	–	7,496,892
Quasi-Sovereigns	– 0	–		4,906,780			– 0	–	4,906,780
Emerging Markets - Corporate Bonds	– 0	–		2,766,308			– 0	–	2,766,308
Emerging Markets - Sovereigns	– 0	–		2,666,441			– 0	–	2,666,441
Local Governments - Provincial Bonds	– 0	–		2,068,797			– 0	–	2,068,797
Governments - Sovereign Bonds	– 0	–		854,449			– 0	–	854,449
Local Governments - Regional Bonds	– 0	–		713,143			– 0	–	713,143
Options Purchased - Puts	– 0	–		46,150			– 0	–	46,150
Short-Term Investments:
Investment Companies	79,891,300			– 0	–		– 0	–	79,891,300
Governments - Treasuries	– 0	–		21,481,713			– 0	–	21,481,713
U.S. Treasury Bills	– 0	–		18,988,320			– 0	–	18,988,320
Certificates of Deposit	– 0	–		3,906,000			– 0	–	3,906,000

Total Investments in Securities	325,597,237			842,785,803			22,249,789		1,190,632,829
Other Financial Instruments (a):
Assets:
Futures	815,868			2,431,034			– 0	–	3,246,902
Forward Currency Exchange Contracts	– 0	–		10,319,478			– 0	–	10,319,478
Centrally Cleared Credit Default Swaps	– 0	–		290,369			– 0	–	290,369
Centrally Cleared Interest Rate Swaps	– 0	–		1,208,313			– 0	–	1,208,313
Credit Default Swaps	– 0	–		100,854			– 0	–	100,854
Inflation (CPI) Swaps	– 0	–		166,301			– 0	–	166,301
Total Return Swaps	– 0	–		706,959			– 0	–	706,959
Liabilities:
Futures	(2,229,072)			(212,988)			– 0	–	(2,442,060)
Forward Currency Exchange Contracts	– 0	–		(10,219,048)			– 0	–	(10,219,048)
Interest Rate Swaptions	– 0	–		(45,749)			– 0	–	(45,749)
Centrally Cleared Interest Rate Swaps	– 0	–		(646,301)			– 0	–	(646,301)
Credit Default Swaps	– 0	–		(103,170)			– 0	–	(103,170)
Total Return Swaps	– 0	–		(2,706)			– 0	–	(2,706)

Total (b)	$324,184,033			$846,779,149			$22,249,789		$1,193,212,971

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ASSET-BACKED SECURITIES		COMMERCIAL MORTGAGE- BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS
Balance as of 9/30/16	$3,576,399		$18,066,415		$626,943
Accrued discounts/(premiums)	10		(5,819)		– 0	–
Realized gain (loss)	57		(57,720)		– 0	–
Change in unrealized appreciation/depreciation	(39,872)		(207,926)		– 0	–
Purchases/Payups	701,986		1,617,719		– 0	–
Sales/Paydowns	(218,999)		(1,272,425)		– 0	–
Transfers in to Level 3	– 0	–	750,662		– 0	–
Transfers out of Level 3	– 0	–	(660,698)		(626,943)

Balance as of 12/31/16	$4,019,581		$18,230,208	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(39,872)		$(207,971)	$	– 0	–

	TOTAL
Balance as of 9/30/16	$22,269,757
Accrued discounts/(premiums)	(5,809)
Realized gain (loss)	(57,663)
Change in unrealized appreciation/depreciation	(247,798)
Purchases/Payups	2,319,705
Sales/Paydowns	(1,491,424)
Transfers in to Level 3	750,662
Transfers out of Level 3	(1,287,641)

Balance as of 12/31/16	$22,249,789	(a)

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(247,843)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of December 31, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s affiliated Underlying Portfolio transactions for the three months ended December 31, 2016 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/16 (000)	Income (000)	Realized Gains (000)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	$60,284	$1,551	$–0	–	$–0	–	$(104)	$61,731	$1,551	$–0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$94,809	$86,667	$101,585	$79,891	$69

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 51.3%
Information Technology - 13.5%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	12,450	$1,204,786
Cisco Systems, Inc.	713,071	21,549,006
Finisar Corp. (a)	53,350	1,614,904
Infinera Corp. (a)	61,380	521,116
NETGEAR, Inc. (a)	11,139	605,405
Palo Alto Networks, Inc. (a)	69,200	8,653,460

		34,148,677

Electronic Equipment, Instruments & Components - 0.2%
Anixter International, Inc. (a)	19,080	1,546,434
Avnet, Inc.	21,830	1,039,326
CDW Corp./DE	27,800	1,448,102
Keysight Technologies, Inc. (a)	30,320	1,108,803
VeriFone Systems, Inc. (a)	33,030	585,622
Vishay Intertechnology, Inc.	54,330	880,146

		6,608,433

Internet Software & Services - 3.0%
Alphabet, Inc. - Class A (a)	18,636	14,768,098
Alphabet, Inc. - Class C (a)	52,977	40,888,708
CoStar Group, Inc. (a)	5,940	1,119,631
eBay, Inc. (a)	545,280	16,189,363
Facebook, Inc. - Class A (a)	442,816	50,945,981
LogMeIn, Inc.	10,170	981,913
Pandora Media, Inc. (a)	48,594	633,666

		125,527,360

IT Services - 2.4%
Amdocs Ltd.	21,070	1,227,328
Booz Allen Hamilton Holding Corp.	36,930	1,332,065
EPAM Systems, Inc. (a)	6,780	436,022
Fiserv, Inc. (a)	176,600	18,769,048
Genpact Ltd. (a)	41,660	1,014,004
International Business Machines Corp.	115,000	19,088,850
Vantiv, Inc. - Class A (a)	19,135	1,140,829
Visa, Inc. - Class A	536,373	41,847,821
Xerox Corp.	1,915,774	16,724,707

		101,580,674

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	64,360	729,842
Cirrus Logic, Inc. (a)	7,940	448,928
Cypress Semiconductor Corp.	120,340	1,376,690
Integrated Device Technology, Inc. (a)	24,870	585,937
Intel Corp.	869,905	31,551,454
Microsemi Corp. (a)	20,800	1,122,576
ON Semiconductor Corp. (a)	106,175	1,354,793
Qorvo, Inc. (a)	22,030	1,161,642
Texas Instruments, Inc.	335,620	24,490,192

Company	Shares	U.S. $ Value
Xilinx, Inc.	399,730	$24,131,700

		86,953,754

Software - 2.4%
Adobe Systems, Inc. (a)	84,112	8,659,330
Aspen Technology, Inc. (a)	22,277	1,218,106
Cadence Design Systems, Inc. (a)	29,093	733,725
CyberArk Software Ltd. (a)	21,470	976,885
Ellie Mae, Inc. (a)	9,520	796,634
Guidewire Software, Inc. (a)	21,387	1,055,021
HubSpot, Inc. (a)	15,850	744,950
Microsoft Corp.	817,641	50,808,212
Oracle Corp.	780,643	30,015,723
Splunk, Inc. (a)	20,240	1,035,276
Take-Two Interactive Software, Inc. (a)	26,817	1,321,810
Tyler Technologies, Inc. (a)	5,390	769,530
Ultimate Software Group, Inc. (The) (a)	5,931	1,081,518
Verint Systems, Inc. (a)	30,310	1,068,428

		100,285,148

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc. (b)	634,805	73,523,115
Hewlett Packard Enterprise Co.	763,260	17,661,836
HP, Inc.	1,242,480	18,438,403
NCR Corp. (a)	32,110	1,302,382

		110,925,736

		566,029,782

Financials - 7.7%
Banks - 4.0%
Associated Banc-Corp.	45,880	1,133,236
Bank of America Corp.	2,761,882	61,037,592
Comerica, Inc.	23,660	1,611,483
First Republic Bank/CA	13,465	1,240,665
Fulton Financial Corp.	59,190	1,112,772
Huntington Bancshares, Inc./OH	131,760	1,741,867
Signature Bank/New York NY (a)	7,432	1,116,287
SVB Financial Group (a)	8,991	1,543,395
Synovus Financial Corp.	23,830	978,936
Texas Capital Bancshares, Inc. (a)	15,620	1,224,608
US Bancorp	560,800	28,808,296
Webster Financial Corp.	26,165	1,420,236
Wells Fargo & Co. (b)	1,152,547	63,516,865
Zions Bancorporation	40,290	1,734,082

		168,220,320

Capital Markets - 0.1%
Affiliated Managers Group, Inc. (a)	6,115	888,510
Lazard Ltd. - Class A	26,750	1,099,157
Stifel Financial Corp. (a)	19,441	971,078

		2,958,745

Company	Shares	U.S. $ Value
Consumer Finance - 1.8%
Capital One Financial Corp.	227,228	$19,823,371
Discover Financial Services	304,211	21,930,571
OneMain Holdings, Inc. (a)	377,907	8,366,861
Synchrony Financial	683,142	24,777,560

		74,898,363

Insurance - 1.8%
Allstate Corp. (The)	291,424	21,600,347
American Financial Group, Inc./OH	16,580	1,461,029
American International Group, Inc.	434,049	28,347,740
First American Financial Corp.	26,790	981,318
Hanover Insurance Group, Inc. (The)	6,860	624,329
Progressive Corp. (The)	481,712	17,100,776
Reinsurance Group of America, Inc. - Class A	11,580	1,457,111
Selective Insurance Group, Inc.	16,740	720,657
Validus Holdings Ltd.	19,760	1,086,998

		73,380,305

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	42,883	1,388,123

		320,845,856

Health Care - 6.8%
Biotechnology - 1.4%
Alder Biopharmaceuticals, Inc. (a)	13,559	282,027
Alexion Pharmaceuticals, Inc. (a)	107,694	13,176,361
ARIAD Pharmaceuticals, Inc. (a)	34,160	424,950
Biogen, Inc. (a)(b)	53,766	15,246,962
DBV Technologies SA (Sponsored ADR) (a)	9,483	333,138
Gilead Sciences, Inc.	374,346	26,806,917
Neurocrine Biosciences, Inc. (a)	12,610	488,007
Prothena Corp. PLC (a)	8,260	406,309
Sage Therapeutics, Inc. (a)	9,211	470,314
TESARO, Inc. (a)	3,999	537,786
Ultragenyx Pharmaceutical, Inc. (a)	6,240	438,734

		58,611,505

Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	12,213	1,174,036
DENTSPLY SIRONA, Inc.	12,065	696,513
DexCom, Inc. (a)	14,046	838,546
Edwards Lifesciences Corp. (a)	181,942	17,047,965
Intuitive Surgical, Inc. (a)	20,930	13,273,178
Nevro Corp. (a)	13,547	984,325
Penumbra, Inc. (a)	14,085	898,623
Zeltiq Aesthetics, Inc. (a)	20,900	909,568

		35,822,754

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)	7,199	238,287
Aetna, Inc.	230,103	28,535,073
Cigna Corp.	121,270	16,176,205

Company	Shares	U.S. $ Value
Envision Healthcare Corp. (a)	17,112	$1,083,019
LifePoint Health, Inc. (a)	22,320	1,267,776
McKesson Corp.	106,583	14,969,582
Molina Healthcare, Inc. (a)	20,570	1,116,128
Premier, Inc. - Class A (a)	20,322	616,976
Teladoc, Inc. (a)	8,762	144,573
UnitedHealth Group, Inc.	191,992	30,726,400
WellCare Health Plans, Inc. (a)	7,700	1,055,516

		95,929,535

Life Sciences Tools & Services - 0.0%
ICON PLC (a)	27,215	2,046,568

Pharmaceuticals - 2.2%
Akorn, Inc. (a)	32,216	703,275
GW Pharmaceuticals PLC (ADR) (a)	3,031	338,714
Horizon Pharma PLC (a)	40,130	649,303
Johnson & Johnson (b)	310,369	35,757,613
Medicines Co. (The) (a)	12,270	416,444
Merck & Co., Inc.	289,017	17,014,431
Pfizer, Inc.	1,116,016	36,248,200

		91,127,980

		283,538,342

Consumer Discretionary - 5.8%
Auto Components - 0.3%
Dana, Inc.	69,470	1,318,541
Lear Corp.	6,780	897,469
Magna International, Inc. (New York) - Class A	208,849	9,064,046
Tenneco, Inc. (a)	18,170	1,135,080

		12,415,136

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	19,527	1,367,280
Grand Canyon Education, Inc. (a)	23,768	1,389,240
Sotheby’s (a)	28,620	1,140,793

		3,897,313

Hotels, Restaurants & Leisure - 0.8%
Bloomin’ Brands, Inc.	70,810	1,276,704
Brinker International, Inc.	21,441	1,061,973
Buffalo Wild Wings, Inc. (a)	6,603	1,019,503
Dave & Buster’s Entertainment, Inc. (a)	20,975	1,180,892
Panera Bread Co. - Class A (a)	6,230	1,277,711
Planet Fitness, Inc.	57,223	1,150,182
Starbucks Corp.	453,690	25,188,869
Texas Roadhouse, Inc. - Class A	19,040	918,490
Vail Resorts, Inc.	9,870	1,592,130

		34,666,454

Household Durables - 0.1%
CalAtlantic Group, Inc.	35,100	1,193,751
PulteGroup, Inc.	37,990	698,256

Company	Shares	U.S. $ Value
Tempur Sealy International, Inc. (a)	15,255	$1,041,612

		2,933,619

Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	9,473	1,073,101
Priceline Group, Inc. (The) (a)	12,944	18,976,681

		20,049,782

Media - 1.5%
Comcast Corp. - Class A	525,909	36,314,017
IMAX Corp. (a)	35,730	1,121,922
Regal Entertainment Group - Class A	58,370	1,202,422
Scholastic Corp.	20,530	974,970
Walt Disney Co. (The)	220,161	22,945,179

		62,558,510

Multiline Retail - 0.4%
Big Lots, Inc.	16,477	827,310
Dollar General Corp.	178,551	13,225,273
Ollie’s Bargain Outlet Holdings, Inc. (a)	34,090	969,860

		15,022,443

Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	21,251	1,801,022
Caleres, Inc.	30,820	1,011,512
Children’s Place, Inc. (The)	8,190	826,781
Five Below, Inc. (a)	30,369	1,213,545
Home Depot, Inc. (The)	310,000	41,564,800
Lithia Motors, Inc. - Class A	11,116	1,076,362
Michaels Cos., Inc. (The) (a)	50,760	1,038,042
Ross Stores, Inc.	130,435	8,556,536
Select Comfort Corp. (a)	20,193	456,766
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,673	1,191,335
Urban Outfitters, Inc. (a)	7,290	207,619

		58,944,320

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (a)	86,500	593,390
NIKE, Inc. - Class B	584,538	29,712,066

		30,305,456

		240,793,033

Industrials - 5.3%
Aerospace & Defense - 1.8%
B/E Aerospace, Inc.	9,630	579,630
Esterline Technologies Corp. (a)	12,450	1,110,540
Hexcel Corp.	26,792	1,378,181
L3 Technologies, Inc.	156,026	23,733,115
Northrop Grumman Corp.	98,435	22,894,012
TransDigm Group, Inc.	4,270	1,063,059
United Technologies Corp.	215,523	23,625,631

		74,384,168

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	12,550	$654,482
Expeditors International of Washington, Inc.	19,858	1,051,680

		1,706,162

Airlines - 0.7%
Delta Air Lines, Inc.	624,083	30,698,643
SkyWest, Inc.	35,790	1,304,545

		32,003,188

Building Products - 0.1%
AO Smith Corp.	21,870	1,035,545
Lennox International, Inc.	8,850	1,355,554

		2,391,099

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	19,670	803,323
Advanced Disposal Services, Inc. (a)	18,033	400,693
Copart, Inc. (a)	20,190	1,118,728

		2,322,744

Construction & Engineering - 0.1%
AECOM (a)	35,705	1,298,234
Dycom Industries, Inc. (a)	10,780	865,526
EMCOR Group, Inc.	10,330	730,951
Quanta Services, Inc. (a)	36,710	1,279,343
Tutor Perini Corp. (a)	46,050	1,289,400

		5,463,454

Electrical Equipment - 0.6%
AMETEK, Inc.	15,609	758,598
Eaton Corp. PLC	342,922	23,006,637
EnerSys	16,960	1,324,576
Regal Beloit Corp.	15,720	1,088,610

		26,178,421

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	11,536	1,272,305
General Electric Co.	504,001	15,926,432
Honeywell International, Inc.	212,141	24,576,535

		41,775,272

Machinery - 0.5%
IDEX Corp.	15,444	1,390,887
ITT, Inc.	19,330	745,558
Lincoln Electric Holdings, Inc.	16,044	1,230,093
Middleby Corp. (The) (a)	11,422	1,471,268
Nordson Corp.	12,330	1,381,577
Oshkosh Corp.	183,699	11,868,792
SPX FLOW, Inc. (a)	31,430	1,007,646
Terex Corp.	18,700	589,611

		19,685,432

Company	Shares	U.S. $ Value
Professional Services - 0.3%
Nielsen Holdings PLC	332,544	$13,950,221

Road & Rail - 0.1%
Genesee & Wyoming, Inc. - Class A (a)	14,556	1,010,332
Ryder System, Inc.	12,070	898,491
Werner Enterprises, Inc.	36,630	987,178

		2,896,001

Trading Companies & Distributors - 0.0%
Watsco, Inc.	7,110	1,053,133

		223,809,295

Energy - 4.4%
Energy Equipment & Services - 1.3%
Halliburton Co.	164,037	8,872,761
Helmerich & Payne, Inc.	175,264	13,565,434
Oceaneering International, Inc.	4,869	137,355
Oil States International, Inc. (a)	35,650	1,390,350
RPC, Inc.	57,400	1,137,094
Schlumberger Ltd. (b)	350,992	29,465,778
Superior Energy Services, Inc.	33,340	562,779

		55,131,551

Oil, Gas & Consumable Fuels - 3.1%
Concho Resources, Inc. (a)	3,624	480,542
Devon Energy Corp.	257,121	11,742,716
EOG Resources, Inc.	382,434	38,664,078
Exxon Mobil Corp.	458,838	41,414,718
Gulfport Energy Corp. (a)	35,980	778,607
Hess Corp.	479,648	29,877,274
Oasis Petroleum, Inc. (a)	63,180	956,545
PDC Energy, Inc. (a)	10,394	754,397
QEP Resources, Inc. (a)	73,620	1,355,344
SM Energy Co.	36,100	1,244,728
Southwestern Energy Co. (a)	51,590	558,204
Synergy Resources Corp. (a)	197,190	1,756,963
Western Refining, Inc.	22,500	851,625

		130,435,741

		185,567,292

Consumer Staples - 3.9%
Beverages - 0.9%
Dr Pepper Snapple Group, Inc.	103,317	9,367,752
PepsiCo, Inc.	257,366	26,928,205

		36,295,957

Food & Staples Retailing - 1.7%
Costco Wholesale Corp. (b)	125,162	20,039,688
CVS Health Corp.	289,603	22,852,573
Kroger Co. (The)	840,407	29,002,446
Lenta Ltd. (GDR) (a)(c)	1	8

		71,894,715

Company	Shares	U.S. $ Value
Food Products - 0.4%
AdvancePierre Foods Holdings, Inc.	19,412	$578,089
Ingredion, Inc.	5,013	626,424
Tyson Foods, Inc. - Class A	265,686	16,387,513

		17,592,026

Tobacco - 0.9%
Altria Group, Inc.	551,679	37,304,534

		163,087,232

Utilities - 1.8%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	497,088	31,296,661
Edison International (b)	396,770	28,563,472
PNM Resources, Inc.	34,630	1,187,809
Portland General Electric Co.	21,640	937,661

		61,985,603

Gas Utilities - 0.0%
Southwest Gas Corp.	7,700	589,974

Multi-Utilities - 0.3%
NiSource, Inc.	556,068	12,311,345

		74,886,922

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	576,258	30,760,652

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (a)	299,859	17,244,891

		48,005,543

Materials - 0.9%
Chemicals - 0.5%
Dow Chemical Co. (The)	318,126	18,203,170
Huntsman Corp.	37,430	714,164
Ingevity Corp. (a)	13,488	739,952
PolyOne Corp.	35,405	1,134,376

		20,791,662

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	5,289	1,171,672

Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	102,310	1,276,829
Sealed Air Corp.	277,163	12,566,570

		13,843,399

		35,806,733

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Education Realty Trust, Inc.	30,870	1,305,801
Empire State Realty Trust, Inc. - Class A	29,460	594,798
Gramercy Property Trust	144,413	1,325,711

		3,226,310

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.0%
Kaisa Group Holdings Ltd. (a)(d)(e)	422,000	$9,523

		3,235,833

Total Common Stocks (cost $1,690,023,445)		2,145,605,863

INVESTMENT COMPANIES - 34.1%
Funds and Investment Trusts - 34.1% (f)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	72,679,925	462,971,121
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	16,196,140	163,257,089
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	27,526,941	279,123,187
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	8,344,023	97,875,395
iShares Core MSCI Emerging Markets ETF	474,343	20,135,860
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	3,196,302	78,820,818
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z	22,148,564	323,147,544

Total Investment Companies (cost $1,372,798,222)		1,425,331,014

SHORT-TERM INVESTMENTS - 14.7%
Investment Companies - 14.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (f)(g) (cost $605,599,965)	605,599,965	605,599,965

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill
Zero Coupon, 2/02/17 (h)	$1,000	999,671
Zero Coupon, 2/09/17 (h)	5,000	4,997,248
Zero Coupon, 2/16/17	1,500	1,499,118

Total U.S. Treasury Bills (cost $7,496,037)		7,496,037

Total Short-Term Investments (cost $613,096,002)		613,096,002

U.S. $ Value
Total Investments - 100.1% (cost $3,675,917,669)(i)	$4,184,032,879
Other assets less liabilities - (0.1)%	(4,071,778)

Net Assets - 100.0%	$4,179,961,101

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	9,167	March 2017	$308,327,300	$316,218,911	$7,891,611
FTSE 100 Index Futures	1,153	March 2017	96,864,775	100,177,466	3,312,691
TOPIX Index Futures	2,184	March 2017	279,976,208	283,663,059	3,686,851
U.S. T-Note 5 Yr (CBT) Futures	288	March 2017	34,031,676	33,887,250	(144,426)
U.S. T-Note 10 Yr (CBT) Futures	4,011	March 2017	500,481,596	498,492,094	(1,989,502)
U.S. Ultra Bond (CBT) Futures	566	March 2017	91,530,076	90,701,500	(828,576)
Sold Contracts
Hang Seng Index Futures	323	January 2017	44,885,730	45,739,416	(853,686)
Russell 2000 Mini Futures	306	March 2017	20,602,036	20,760,570	(158,534)
S&P 500 E Mini Futures	750	March 2017	83,021,440	83,857,500	(836,060)
S&P Mid 400 E Mini Futures	25	March 2017	4,222,331	4,147,750	74,581
S&P TSX 60 Index Futures	1,038	March 2017	137,492,231	138,678,315	(1,186,084)
SPI 200 Futures	921	March 2017	91,336,396	93,564,667	(2,228,271)

					$6,740,595

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	3,232	USD	4,106	2/16/17	$119,406
Bank of America, NA	USD	47,130	GBP	37,556	2/16/17	(794,605)
Barclays Bank PLC	USD	179,012	AUD	233,144	2/16/17	(10,942,133)
Barclays Bank PLC	USD	23,278	GBP	18,806	2/16/17	(76,719)
BNP Paribas SA	AUD	353,821	USD	258,834	2/16/17	3,769,373
BNP Paribas SA	EUR	7,470	USD	7,973	2/16/17	93,194
BNP Paribas SA	GBP	67,783	USD	84,564	2/16/17	937,168
BNP Paribas SA	GBP	15,723	USD	19,206	2/16/17	(191,647)
BNP Paribas SA	JPY	24,293,815	USD	222,570	2/16/17	14,251,673
BNP Paribas SA	USD	133,199	CAD	179,224	2/16/17	357,165
BNP Paribas SA	USD	47,130	GBP	37,556	2/16/17	(794,534)
BNP Paribas SA	USD	170,409	JPY	19,005,685	2/16/17	(7,436,125)
Brown Brothers Harriman & Co.	JPY	8,584,168	USD	77,645	2/16/17	4,036,483
Brown Brothers Harriman & Co.	USD	37,342	JPY	3,927,439	2/16/17	(3,664,370)
Citibank,NA	CAD	6,406	USD	4,783	2/16/17	9,913
Citibank,NA	CHF	19,471	USD	19,397	2/16/17	221,381

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	CHF	166,721	USD	169,646	2/16/17	$5,456,079
Credit Suisse International	EUR	187,484	USD	203,753	2/16/17	5,981,581
Credit Suisse International	JPY	1,741,233	USD	16,024	2/16/17	1,092,707
Credit Suisse International	SEK	295,277	USD	32,640	2/16/17	145,778
Credit Suisse International	USD	89,721	CAD	119,080	2/16/17	(983,646)
Credit Suisse International	USD	282,303	JPY	29,229,123	2/16/17	(31,664,385)
Goldman Sachs Bank USA	JPY	12,781,372	USD	115,831	2/16/17	6,231,925
JPMorgan Chase Bank, NA	GBP	41,974	USD	51,888	2/16/17	103,419
Morgan Stanley & Co., Inc.	USD	51,764	EUR	48,609	2/16/17	(487,552)
Royal Bank of Scotland PLC	CAD	282,392	USD	211,068	2/16/17	630,717
Royal Bank of Scotland PLC	USD	174,057	EUR	156,295	2/16/17	(9,186,079)
UBS AG	JPY	2,466,035	USD	24,000	2/16/17	2,853,620
UBS AG	USD	10,520	CHF	10,188	2/16/17	(486,140)

						$(20,416,353)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00%	0.61%		$86,190	$1,459,542	$547,557
iTraxxx Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.65	EUR	76,220	1,250,945	147,231

					$2,710,487	$694,788

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	64,595	LIBOR Plus 0.28%	USD	26,038	11/15/17	$(1,558,445)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of this security amounted to $8 or 0.0% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder report for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $537,009,592 and gross unrealized depreciation of investments was $(28,894,382), resulting in net unrealized appreciation of $508,115,210.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$566,029,782		$	– 0	–	$	– 0	–	$566,029,782
Financials	320,845,856			– 0	–		– 0	–	320,845,856
Health Care	283,538,342			– 0	–		– 0	–	283,538,342
Consumer Discretionary	240,793,033			– 0	–		– 0	–	240,793,033
Industrials	223,809,295			– 0	–		– 0	–	223,809,295
Energy	185,567,292			– 0	–		– 0	–	185,567,292
Consumer Staples	163,087,232			– 0	–		– 0	–	163,087,232
Utilities	74,886,922			– 0	–		– 0	–	74,886,922
Telecommunication Services	48,005,543			– 0	–		– 0	–	48,005,543
Materials	35,806,733			– 0	–		– 0	–	35,806,733
Real Estate	3,226,310			– 0	–		9,523		3,235,833
Investment Companies	1,425,331,014			– 0	–		– 0	–	1,425,331,014
Short-Term Investments:
Investment Companies	605,599,965			– 0	–		– 0	–	605,599,965
U.S. Treasury Bills	– 0	–		7,496,037			– 0	–	7,496,037

Total Investments in Securities	4,176,527,319			7,496,037			9,523		4,184,032,879
Other Financial Instruments (a):
Assets:
Futures	74,581			14,891,153			– 0	–	14,965,734
Forward Currency Exchange Contracts	– 0	–		46,291,582			– 0	–	46,291,582

Centrally Cleared Credit Default Swaps	– 0	–	694,788	– 0	–	694,788
Liabilities:
Futures	(5,143,182)		(3,081,957)	– 0	–	(8,225,139)
Forward Currency Exchange Contracts	– 0	–	(66,707,935)	– 0	–	(66,707,935)
Total Return Swaps	– 0	–	(1,558,445)	– 0	–	(1,558,445)

Total (b)	$4,171,458,718		$(1,974,777)	$9,523		$4,169,493,464

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/16	$76,712		$76,712
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(67,189)		(67,189)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$9,523		$9,523

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(67,189)		$(67,189)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended December 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/16 (000)	Income (000)	Realized Gains (000)
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	$452,123	$11,629	$	– 0	–	$	– 0	–	$(781)	$462,971	$11,629	$	– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	172,374	4,318		– 0	–		– 0	–	(13,435)	163,257	4,318		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	286,408	4,713		– 0	–		– 0	–	(11,998)	279,123	4,155		558
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	87,874	269		– 0	–		– 0	–	9,732	97,875	270		– 0	–
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z	83,231	704		– 0	–		– 0	–	(5,114)	78,821	704		– 0	–
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z	338,378	6,751		– 0	–		– 0	–	(21,981)	323,148	6,750		– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$659,640	$223,542	$277,582	$605,600	$471

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 63.4%
Long-Term Municipal Bonds - 63.4%
Alabama - 0.4%
Alabama Public School & College Authority Series 2010A
5.00%, 5/01/19	$3,255	$3,518,655
Water Works Board of the City of Birmingham (The) Series 2010A
5.00%, 1/01/24	3,650	4,054,456

		7,573,111

Arizona - 2.8%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport) Series 2010C
5.00%, 7/01/24	5,305	5,886,057
County of Pima AZ Sewer System Revenue Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,833,100
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,629,285
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	10,727,621
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax) Series 2014
5.00%, 6/01/22	1,685	1,931,583
Salt River Project Agricultural Improvement & Power District Series 2011A
5.00%, 12/01/24	23,120	26,287,209

		52,294,855

California - 2.0%
California Econ Recovery Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,943,355
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009C-2
5.00%, 5/01/25	1,025	1,105,821
Series 2010C
5.00%, 5/01/19	730	789,130
NATL Series 2006-32F
5.25%, 5/01/18	680	715,822
State of California Series 2014
5.00%, 10/01/29	50	57,943
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,107,855
State of California Department of Water Resources Power Supply Revenue Series 2010L
5.00%, 5/01/17	7,675	7,777,384
Series 2015O

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/22	$12,400	$14,357,216

		36,854,526

Colorado - 1.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2010A
5.00%, 11/15/23	300	335,586
Series 2011A
5.25%, 11/15/18	13,135	14,025,422
5.50%, 11/15/19	4,375	4,837,262
Plaza Metropolitan District No 1 Series 2013
5.00%, 12/01/19(a)	1,000	1,048,680
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 7/15/20	2,000	2,139,860
5.125%, 1/15/23	2,000	2,126,080

		24,512,890

Connecticut - 2.5%
State of Connecticut Series 2014C
5.00%, 6/15/22	5,620	6,337,056
Series 2016A
5.00%, 3/15/23-3/15/24	35,845	40,961,240

		47,298,296

District of Columbia - 0.5%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,392,391

Florida - 5.4%
Broward County School Board/FL COP Series 2011A
5.00%, 7/01/20	7,250	7,984,570
Citizens Property Insurance Corp. Series 2010A-1
5.25%, 6/01/17	2,855	2,904,905
Series 2012A
5.00%, 6/01/22	7,660	8,676,329
Series 2012A-1
5.00%, 6/01/21	10,490	11,721,316
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	16,229,924
City of Jacksonville FL (City of Jacksonville FL Sales Tax) Series 2011
5.00%, 10/01/21	2,500	2,825,325
County of Broward FL Half-Cent Sales Tax Revenue Series 2010A
5.00%, 10/01/18-10/01/20	8,235	8,921,600

	Principal Amount (000)	U.S. $ Value
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) Series 2011A
5.625%, 10/01/26	$2,470	$2,776,626
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	7,969,747
County of Seminole FL Water & Sewer Revenue Series 2015B
5.00%, 10/01/19	2,420	2,634,799
Florida’s Turnpike Enterprise Series 2015B
5.00%, 7/01/20-7/01/24	18,145	20,532,895
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013
4.20%, 12/15/25 (a)	2,640	2,699,426
School District of Broward County/FL Series 2015
5.00%, 7/01/21	2,210	2,496,328
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,807,246

		100,181,036

Georgia - 2.1%
Municipal Electric Authority of Georgia Series 2011A
5.00%, 1/01/20-1/01/21	8,880	9,792,296
State of Georgia Series 2016A
5.00%, 2/01/19	27,730	29,844,412

		39,636,708

Hawaii - 2.1%
City & County of Honolulu HI Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM) Series 2011B	5,800	6,597,384
5.00%, 8/01/24-8/01/25	10,205	11,518,999
University of Hawaii Series 2016
5.00%, 10/01/22-10/01/26	18,785	22,017,733

		40,134,116

Illinois - 5.0%
Chicago O’Hare International Airport Series 2010D
5.25%, 1/01/19	2,285	2,424,476
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	32,055,886
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A
5.00%, 6/01/21	4,685	4,901,541
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/20	1,730	1,733,823

	Principal Amount (000)	U.S. $ Value
State of Illinois Series 2010
5.00%, 1/01/18	$160	$163,914
Series 2012
5.00%, 8/01/21	1,665	1,728,953
Series 2013
5.00%, 7/01/21	1,345	1,396,957
Series 2013A
5.00%, 4/01/20	1,670	1,730,955
Series 2014
5.00%, 5/01/24-5/01/28	8,350	8,454,716
Series 2016
5.00%, 6/01/23-2/01/24	8,600	8,839,424
State of Illinois (State of Illinois Sales Tax) Series 2010
5.00%, 6/15/18	9,655	10,128,868
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	19,159,267

		92,718,780

Kansas - 0.2%
State of Kansas Department of Transportation Series 2012C
5.00%, 9/01/20	2,745	3,066,741

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge) Series 2015A
6.00%, 11/15/30	1,550	1,602,561
Orleans Parish Parishwide School District AGM Series 2010
5.00%, 9/01/17-9/01/19	9,705	10,218,856

		11,821,417

Massachusetts - 4.6%
Commonwealth of Massachusetts Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,910,513
Series 2013B
5.00%, 8/01/17	32,490	33,255,789
Series 2016H
5.00%, 12/01/22	9,655	11,225,579
NATL Series 2000F
0.93%, 12/01/30 (b)	1,975	1,800,929
NATL Series 2000G
0.93%, 12/01/30 (b)	5,600	5,107,110
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax) Series 2004B
5.25%, 7/01/21	5,030	5,775,094
Massachusetts Department of Transportation Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,474,721

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emerson College) Series 2010A
5.00%, 1/01/17-1/01/18	$4,615	$4,679,954
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A
5.00%, 8/15/21	5,385	6,116,014

		86,345,703

Michigan - 1.8%
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System) Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,344,878
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) AGM Series 2014C
5.00%, 7/01/24	10,115	11,616,369
Michigan Finance Authority (State of Michigan Unemployment) Series 2012B
5.00%, 7/01/22	3,445	3,477,211
South Lyon Community Schools Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,812,214
Walled Lake Consolidated School District Series 2015
5.00%, 5/01/22	2,000	2,265,780

		33,516,452

Minnesota - 0.2%
South Washington County Independent School District No 833/MN Series 2016B
5.00%, 2/01/22	2,600	2,979,808

Mississippi - 1.1%
Mississippi Development Bank Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM)	3,870	4,306,497
5.00%, 8/01/23 (Pre-refunded/ETM)	1,790	1,991,894
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM)	3,835	4,267,550
Mississippi Development Bank (Mississippi Development Bank State Lease) Series 2010C
5.00%, 8/01/22-8/01/23	5,445	6,018,648
Series 2010D
5.00%, 8/01/23	3,695	4,083,344

		20,667,933

Nebraska - 0.4%
Omaha Public Power District Series 2011C
5.00%, 2/01/24	6,420	7,193,610

	Principal Amount (000)	U.S. $ Value
Nevada - 1.5%
Clark County School District NATL Series 2006C
5.00%, 6/15/21 (Pre-refunded/ETM)	$4,285	$4,361,959
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,100,159
County of Clark NV Series 2015
5.00%, 11/01/21	2,000	2,280,380
County of Clark NV (County of Clark NV Fuel Tax) Series 2016
5.00%, 7/01/18-7/01/19	19,380	20,621,960

		28,364,458

New Jersey - 3.1%
New Jersey Economic Development Authority Series 2008W
5.00%, 3/01/17 (Pre-refunded/ETM)	1,050	1,056,730
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	180	186,680
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM)	3,625	3,844,530
5.25%, 9/01/19 (Pre-refunded/ETM)	2,465	2,701,344
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2008W
5.00%, 3/01/17	460	462,488
Series 2011EE
5.00%, 9/01/18	1,315	1,374,057
5.25%, 9/01/19	915	966,899
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,013,668
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/19	4,265	4,487,420
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 6/15/18	7,500	7,782,750
New Jersey Turnpike Authority Series 2014C
5.00%, 1/01/21-1/01/23	16,670	18,932,794
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,276,362

		57,085,722

New York - 8.7%
City of New York NY Series 2010B
5.00%, 8/01/17	6,250	6,396,625
Series 2013B

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/19	$3,860	$4,192,462
Series 2013H
5.00%, 8/01/25	2,510	2,914,486
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	12,817,631
Series 2015A
5.00%, 8/01/23	7,220	8,412,239
Metropolitan Transportation Authority Series 2012D
5.00%, 11/15/20-11/15/26	17,500	19,578,378
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,817,090
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,709,620
Series 2014C
5.00%, 11/01/28	10,665	12,461,839
New York State Dormitory Authority Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,723
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012A
5.00%, 12/15/21-12/15/22	16,005	18,525,446
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	30,821,638
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A
0.963%, 1/01/39 (b)	5,000	4,536,285
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.) AMBAC Series 1987A
1.70%, 3/01/27 (b)	2,080	1,989,901

		162,179,363

North Carolina - 0.4%
North Carolina Medical Care Commission (Mission Health System, Inc./NC) Series 2017
5.00%, 10/01/29 (c)	1,000	1,144,500
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,222,258

		7,366,758

Ohio - 0.5%
City of Cleveland OH COP Series 2010A
5.00%, 11/15/17	3,000	3,093,900
County of Hamilton OH Sewer System Revenue Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,542,023

	Principal Amount (000)	U.S. $ Value
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant) Series 2014
5.00%, 12/15/21	$1,105	$1,262,551

		8,898,474

Oklahoma - 0.2%
Comanche County Memorial Hospital Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,087,510

Oregon - 0.4%
Oregon State Lottery Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM)	5,105	5,822,814
5.25%, 4/01/26	825	936,664

		6,759,478

Pennsylvania - 2.5%
Allegheny County Sanitary Authority BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,659,494
City of Philadelphia PA Series 2011
5.25%, 8/01/17	2,285	2,337,738
City of Philadelphia PA Water & Wastewater Revenue AGM Series 2010A
5.00%, 6/15/19	2,500	2,705,450
Delaware River Port Authority Series 2012
5.00%, 1/01/21	2,655	2,908,659
Montgomery County Industrial Development Authority/PA Series 2010
5.00%, 2/01/17 (Pre-refunded/ETM)	2,335	2,341,912
5.00%, 8/01/18 (Pre-refunded/ETM)	1,990	2,105,161
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015
5.125%, 7/01/25	2,535	2,575,965
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment) Series 2012B
5.00%, 7/01/22	1,455	1,467,353
Pennsylvania Intergovernmental Cooperation Authority Series 2010
5.00%, 6/15/17	6,000	6,109,380
Pennsylvania Turnpike Commission Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,358,938
State Public School Building Authority (School District of Philadelphia (The)) Series 2012

	Principal Amount (000)	U.S. $ Value
5.00%, 4/01/26	$1,110	$1,179,175

		47,749,225

Puerto Rico - 0.1%
Puerto Rico Highways & Transportation Authority NATL Series 2003AA
5.50%, 7/01/17 (Pre-refunded/ETM)	825	843,142
5.50%, 7/01/17	555	564,468

		1,407,610

Texas - 5.3%
Austin Community College District Public Facility Corp. Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,244,070
City of Austin TX Water & Wastewater System Revenue Series 2011
5.00%, 11/15/25-11/15/26	11,990	13,657,155
City of Corpus Christi TX Utility System Revenue Series 2015
5.00%, 7/15/24	1,290	1,510,035
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,492,369
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B
5.00%, 7/15/20	2,900	3,027,484
City of San Antonio TX Series 2010
5.00%, 2/01/23	650	711,341
Series 2014
5.00%, 2/01/21	2,000	2,249,360
County of Fort Bend TX Series 2015A
5.00%, 3/01/21	2,000	2,249,120
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,377,461
Fort Bend Independent School District Series 2010
5.00%, 8/15/21	5,205	5,790,510
Harris County-Houston Sports Authority Series 2014A
5.00%, 11/15/20	1,860	2,054,630
Hurst-Euless-Bedford Independent School District Series 2011
5.00%, 8/15/20-8/15/24	10,525	11,718,230
State of Texas Series 2014
5.00%, 4/01/22	1,790	2,060,594
Texas A&M University Series 2013B
5.00%, 5/15/23	3,950	4,641,527
Texas Public Finance Authority (State of Texas Unemployment) Series 2014B
4.00%, 1/01/18	3,760	3,768,986

	Principal Amount (000)	U.S. $ Value
Texas Transportation Commission State Highway Fund Series 2015
5.00%, 10/01/22	$20,035	$23,289,686
University of Texas System (The) Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	9,755	10,760,643

		99,603,201

Virginia - 1.1%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,560,303
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2016A
5.00%, 2/01/18-2/01/19	13,165	13,839,466

		20,399,769

Washington - 6.2%
Chelan County Public Utility District No 1 Series 2011A
5.25%, 7/01/22	7,835	8,822,523
Series 2011B
5.50%, 7/01/23	5,540	6,294,493
City of Seattle WA Series 2016A
5.00%, 4/01/19	1,780	1,921,955
Clark County Public Utility District No 1 Series 2010
5.00%, 1/01/21 (Pre-refunded/ETM)	3,875	4,255,641
5.00%, 1/01/21	7,960	8,627,764
Energy Northwest (Bonneville Power Administration) Series 2010A
5.00%, 7/01/17	1,295	1,320,589
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	16,517,909
Franklin County School District No 1 Pasco Series 2015
5.00%, 12/01/25	8,615	10,266,840
Port of Seattle WA Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,819,130
Snohomish County Public Utility District No 1 Series 2010
5.00%, 12/01/19	5,415	5,937,223
Series 2012
5.00%, 12/01/26	6,065	6,942,666
State of Washington Series 2013R
5.00%, 7/01/21	3,880	4,400,541
Series 20152
5.00%, 7/01/24	3,755	4,448,811
Series 2015R
5.00%, 7/01/23	3,735	4,369,091

	Principal Amount (000)	U.S. $ Value
Series 2016R
4.00%, 8/01/19	$11,290	$11,996,528
State of Washington COP Series 2015C
5.00%, 1/01/21-7/01/21	8,095	9,109,915

		116,051,619

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016
2.875%, 12/15/26	1,435	1,334,952

Wisconsin - 0.3%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	3,245	3,475,850
Series 2016B
5.00%, 12/01/25	2,510	2,700,308

		6,176,158

Total Municipal Obligations (cost $1,157,155,030)		1,183,652,670

	Shares
INVESTMENT COMPANIES - 18.7%
Funds and Investment Trusts - 18.7% (d)
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	5,132,144	32,691,756
iShares Core MSCI Emerging Markets ETF	429,230	18,220,813
SPDR S&P 500 ETF Trust	1,277,723	285,609,422
Vanguard Mid-Cap ETF	87,270	11,487,350

Total Investment Companies (cost $338,404,456)		348,009,341

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 3.6%
United States - 3.6%
U.S. Treasury Notes
1.00%, 11/30/18	$23,500	23,424,730
1.25%, 3/31/21 (e)(f)	7,891	7,708,828
1.625%, 11/30/20 (f)	14,837	14,777,311
2.125%, 11/30/23	21,000	20,860,539

Total Governments - Treasuries (cost $66,969,596)		66,771,408

Company	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Morgan Stanley Series G
5.45%, 1/09/17 (cost $1,426,269)	$1,425	$1,425,701

	Shares
SHORT-TERM INVESTMENTS - 12.8%
Investment Companies - 11.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (d)(g) (cost $216,274,906)	216,274,906	216,274,906

	Principal Amount (000)
U.S. Treasury Bills - 1.2%
U.S. Treasury Bill
Zero Coupon, 3/09/17 (e)	$20,000	19,982,319
Zero Coupon, 2/16/17	2,500	2,498,529
Total U.S. Treasury Bills (cost $22,480,848)		22,480,848

Total Short-Term Investments (cost $238,755,754)		238,755,754

Total Investments - 98.6% (cost $1,802,711,105) (h)		1,838,614,874
Other assets less liabilities - 1.4%		26,797,117

Net Assets - 100.0%		$1,865,411,991

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2,194	March 2017	$73,805,573	$75,682,807	$1,877,234
FTSE 100 Index Futures	304	March 2017	25,539,368	26,412,792	873,424
Mini MSCI EAFE Futures	599	March 2017	50,496,922	50,184,220	(312,702)
Mini MSCI Emerging Market Futures	186	March 2017	8,173,219	7,987,770	(185,449)
Russell 2000 Mini Futures	436	March 2017	29,444,583	29,580,420	135,837
S&P 500 E Mini Futures	511	March 2017	56,730,922	57,134,910	403,988
S&P Mid 400 E Mini Futures	40	March 2017	6,670,165	6,636,400	(33,765)
TOPIX Index Futures	456	March 2017	58,242,774	59,226,353	983,579
Sold Contracts
Hang Seng Index Futures	40	January 2017	5,558,604	5,664,324	(105,720)
S&P TSX 60 Index Futures	101	March 2017	13,377,497	13,493,747	(116,250)

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
SPI 200 Futures	115	March 2017	$11,404,654	$11,682,885	$(278,231)

					$3,241,945

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of Ameriica, NA	USD	8,059	GBP	6,422	2/16/17	$(135,870)
Barclays Bank PLC	USD	3,401	GBP	2,748	2/16/17	(11,210)
BNP Paribas SA	AUD	62,897	USD	46,012	2/16/17	670,066
BNP Paribas SA	EUR	3,651	USD	3,897	2/16/17	45,546
BNP Paribas SA	GBP	6,323	USD	7,888	2/16/17	87,420
BNP Paribas SA	JPY	4,235,001	USD	38,799	2/16/17	2,484,247
BNP Paribas SA	USD	22,267	CAD	29,961	2/16/17	59,707
BNP Paribas SA	USD	8,059	GBP	6,422	2/16/17	(135,858)
BNP Paribas SA	USD	28,860	JPY	3,224,703	2/16/17	(1,208,157)
Brown Brothers Harriman & Co.	JPY	1,483,920	USD	13,422	2/16/17	697,775
Brown Brothers Harriman & Co.	USD	6,058	JPY	637,157	2/16/17	(594,479)
Credit Suisse International	CHF	24,086	USD	24,509	2/16/17	788,246
Credit Suisse International	EUR	15,425	USD	16,556	2/16/17	285,304
Credit Suisse International	JPY	302,620	USD	2,785	2/16/17	189,909
Credit Suisse International	SEK	42,433	USD	4,691	2/16/17	20,949
Credit Suisse International	USD	15,507	CAD	20,581	2/16/17	(170,004)
Credit Suisse International	USD	62,201	JPY	6,440,187	2/16/17	(6,976,759)
Goldman Sachs Bank USA	JPY	2,212,266	USD	20,049	2/16/17	1,078,839
JPMorgan Chase Bank, NA	GBP	7,804	USD	9,647	2/16/17	19,228
Morgan Stanley & Co., Inc.	USD	38,714	EUR	35,090	2/16/17	(1,698,633)
Societe Generale	CAD	35,444	USD	26,307	2/16/17	(105,781)
State Street Bank & Trust Co.	USD	35,678	AUD	47,364	2/16/17	(1,533,299)
UBS AG	JPY	278,139	USD	2,707	2/16/17	321,854

						$(5,820,960)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(605,603)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(423,108)
Barclays Bank PLC	12,000	10/23/26	2.310%	CPI	#	(433,011)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(387,629)
Citibank, NA	25,380	12/14/20	1.548%	CPI	#	659,584
Citibank, NA	28,000	10/23/21	2.039%	CPI	#	(593,697)
Citibank, NA	22,000	11/04/23	1.900%	CPI	#	508,114
Deutsche Bank AG	12,900	7/15/20	1.265%	CPI	#	552,386
Deutsche Bank AG	10,000	9/04/25	1.818%	CPI	#	297,034
JPMorgan Chase
Bank, NA	13,000	11/04/26	2.015%	CPII	#	387,672

						$(38,258)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$11,000	7/11/22	0.745%	SIFMA	*	$484,216
JPMorgan Chase Bank, NA	11,340	6/07/22	0.906%	SIFMA	*	391,509

						$875,725

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG MSCI Emerging Markets Index	70,845	LIBOR Plus 0.28%	$28,557	11/15/17	$(1,709,235)
Goldman Sachs International Standard and Poor’s Midcap 400 Index	370	LIBOR Minus 0.22%	900	3/15/17	(5,134)

					$(1,714,369)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $3,748,106 or 0.2% of net assets.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of these securities amounted to $13,434,225 or 0.72% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,261,324 and gross unrealized depreciation of investments was $(8,357,555), resulting in net unrealized appreciation of $35,903,769.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.9% and 0.4%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,146,782,398		$36,870,272		$1,183,652,670
Investment Companies		348,009,341		– 0	–	– 0	–	348,009,341
Governments - Treasuries		– 0	–	66,771,408		– 0	–	66,771,408
Corporates - Investment Grade		– 0	–	1,425,701		– 0	–	1,425,701
Short-Term Investments:
Investment Companies		216,274,906		– 0	–	– 0	–	216,274,906
U.S. Treasury Bills		– 0	–	22,480,848		– 0	–	22,480,848

Total Investments in Securities		564,284,247		1,237,460,355		36,870,272		1,838,614,874
Other Financial Instruments (a):
Assets:
Futures		539,825		3,734,237		– 0	–	4,274,062
Forward Currency Exchange Contracts		– 0	–	6,749,090		– 0	–	6,749,090
Inflation (CPI) Swaps		– 0	–	2,404,790		– 0	–	2,404,790
Interest Rate Swaps		– 0	–	875,725		– 0	–	875,725
Liabilities:
Futures		(648,166)		(383,951)		– 0	–	(1,032,117)
Forward Currency Exchange Contracts		– 0	–	(12,570,050)		– 0	–	(12,570,050)
Inflation (CPI) Swaps		– 0	–	(2,443,048)		– 0	–	(2,443,048)
Total Return Swaps		– 0	–	(1,714,369)		– 0	–	(1,714,369)

Total (b)		$564,175,906		$1,234,112,779		$36,870,272		$1,835,158,957

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$38,448,954		$38,448,954
Accrued discounts/(premiums)	(82,550)		(82,550)
Realized gain (loss)	100,987		100,987
Change in unrealized appreciation/depreciation	(910,206)		(910,206)
Purchases	3,987,475		3,987,475
Sales	(4,674,388)		(4,674,388)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$36,870,272		$36,870,272

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(774,428)		$(774,428)

As of December 31, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended December 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/16 (000)	Dividend Income (000)	Realized Gains (000)
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	$31,926	$821	$0	$0	$(55)	$32,692	$821	$0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio – Class AB for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$236,753	$79,188	$99,666	$216,275	$169

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.2%
Long-Term Municipal Bonds - 64.7%
California - 55.5%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A
5.00%, 4/01/21	$1,000	$1,123,480
Anaheim Public Financing Authority (Anaheim Electric Utility Fund) Series 2015B
5.00%, 10/01/26	1,000	1,200,340
Antelope Valley-East Kern Water Agency Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,361,190
Bay Area Toll Authority Series 2014A
1.00%, 4/01/47	13,160	13,151,183
California Econ Recovery Series 2009A
5.00%, 7/01/17 (Pre-refunded/ETM)	2,115	2,157,512
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	7,109,733
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,549,012
California Educational Facilities Authority (University of the Pacific) Series 2015
5.00%, 11/01/27	2,000	2,360,620
California Infrastructure & Economic Development Bank Series 2016
5.00%, 10/01/22	11,970	13,985,269
California Infrastructure & Economic Development Bank (Broad Collection (The)) Series 2011A
5.00%, 6/01/21	3,000	3,419,820
California Municipal Finance Authority (Rocketship Education) Series 2015A
4.25%, 3/01/28 (a)	985	969,476
California State Public Works Board Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,658,745
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,687,766
California State Public Works Board (California State Public Works Board Lease) Series 2013E
5.00%, 6/01/19	3,975	4,296,538
Series 2014A
5.00%, 9/01/30	4,375	4,991,875
California State University Series 2011A
5.25%, 11/01/26	2,035	2,332,497
Series 2016A
5.00%, 11/01/25	1,000	1,217,120

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2015
5.00%, 8/15/28	$2,200	$2,569,446
Central Coast Water Authority Series 2016
5.00%, 10/01/19	5,685	6,205,632
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency) Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,272,188
City & County of San Francisco CA COP Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,504,354
City of Hayward CA COP Series 2015
5.00%, 11/01/22	3,365	3,895,088
City of Long Beach CA Harbor Revenue Series 2010B
5.00%, 5/15/22	2,000	2,214,000
Series 2015A
5.00%, 5/15/21	3,000	3,374,010
NATL Series 1998A
6.00%, 5/15/18	3,305	3,515,694
City of Los Angeles Department of Airports (Los Angeles Intl Airport) 5.00%, 5/15/18	1,000	1,051,690
Series 2010A
5.00%, 5/15/25	1,500	1,660,230
Series 2010D
5.25%, 5/15/28	4,145	4,622,918
City of Oakland CA Series 2015A
5.00%, 1/15/22	1,380	1,579,217
City of Roseville CA (HP Campus Oaks Community Facilities District No 1) Series 2016
5.00%, 9/01/31	360	368,564
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A
5.00%, 11/01/24	5,385	6,150,585
City of San Jose CA Airport Revenue Series 2014A
5.00%, 3/01/24	1,955	2,221,212
Series 2014B
5.00%, 3/01/26	2,360	2,740,951
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A
5.00%, 3/01/23	3,500	4,120,725
Corona-Norco Unified School District Series 2015
5.00%, 8/01/18	1,000	1,059,970
County of San Diego CA COP Series 2014A
5.00%, 10/15/27-10/15/28	2,550	2,962,578
Fremont Community Facilities District No 1 Series 2015
5.00%, 9/01/28	1,505	1,642,888

	Principal Amount (000)	U.S. $ Value
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012
5.00%, 11/01/22	$1,460	$1,646,019
Long Beach Unified School District Series 2016
5.00%, 8/01/24	4,175	4,976,600
Los Angeles Community College District/CA Series 2015A
5.00%, 8/01/25	1,950	2,310,965
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2013C
5.00%, 7/01/19	1,240	1,347,223
Los Angeles Department of Water & Power WTR Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,144,680
Los Angeles Unified School District/CA Series 2010K
5.00%, 7/01/18	6,360	6,725,318
Series 2010KRY
5.25%, 7/01/25	160	178,126
Series 2014C
5.00%, 7/01/27	6,815	7,997,402
Oakland Unified School District/Alameda County Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,806,061
Palomar Health Series 2016
4.00%, 11/01/19	550	569,135
5.00%, 11/01/20	1,230	1,324,157
Peralta Community College District Series 2014A
5.00%, 8/01/27	5,855	6,828,218
Port of Los Angeles Series 2011A
5.00%, 8/01/19	1,500	1,627,215
Series 2016A
4.00%, 8/01/18	2,755	2,872,997
Port of Oakland Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,164,615
Romoland School District Series 2015
5.00%, 9/01/23	300	336,792
Sacramento City Unified School District/CA Series 2011
5.00%, 7/01/25	2,380	2,669,860
Sacramento County Sanitation Districts Financing Authority Series 2014A
5.00%, 12/01/29	2,000	2,318,480
San Diego County Water Authority Financing Corp. Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,477,192

	Principal Amount (000)	U.S. $ Value
San Diego Public Facilities Financing Authority Sewer Revenue Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	$1,570	$1,701,943
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	6,222,390
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax) Series 2010
5.00%, 7/01/27	2,000	2,212,620
San Francisco City & County Airport Comm-San Francisco International Airport Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM)	1,775	2,009,637
5.00%, 5/01/24	695	784,287
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2009C-2
5.00%, 5/01/25	500	539,425
Series 2011
5.00%, 5/01/17	2,225	2,253,302
5.25%, 5/01/18	1,015	1,066,542
Series 2012-2
5.00%, 5/01/27	1,270	1,444,219
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,293,962
NATL Series 2006-32F
5.25%, 5/01/18	675	710,559
San Francisco Community College District Series 2015
5.00%, 6/15/22	5,000	5,767,300
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01) Series 2016
5.00%, 9/01/27	750	859,583
Simi Valley Unified School District Series 2017
5.00%, 8/01/20-8/01/22(b)	3,900	4,355,876
South Placer Wastewater Authority/CA Series 2011C
5.25%, 11/01/22-11/01/24	8,675	9,716,658
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010
5.00%, 7/01/23	5,190	5,745,434
State of California Series 2011
5.00%, 10/01/20	1,500	1,677,960
Series 2013
5.00%, 10/01/19-2/01/21	7,185	7,924,092
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,646,951
NATL Series 2007
5.00%, 11/01/23	3,200	3,303,712

	Principal Amount (000)	U.S. $ Value
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	$1,900	$2,203,411
University of California Series 2010U
5.00%, 5/15/18	2,555	2,691,360
Series 2012G
5.00%, 5/15/23	7,400	8,470,410
Series 2013A
5.00%, 5/15/48	6,000	7,023,120
Series 2015A
5.00%, 5/15/21	4,000	4,552,520
Upper Santa Clara Valley Joint Powers Authority Series 2011A
5.00%, 8/01/25	1,790	2,012,658
Vista Unified School District Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,871,178
Walnut Energy Center Authority Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,282,076

		303,968,356

Colorado - 0.4%
Plaza Metropolitan District No 1 Series 2013
5.00%, 12/01/22 (a)	690	740,577
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.00%, 7/15/22	1,150	1,222,473

		1,963,050

Florida - 0.4%
Citizens Property Insurance Corp. Series 2011A-1
5.00%, 6/01/19	2,035	2,191,105
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/17	150	152,985

		2,344,090

Illinois - 1.1%
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/18	550	551,430
State of Illinois Series 2010
5.00%, 1/01/18	160	163,914
Series 2012
5.00%, 8/01/21	350	363,443
Series 2013A
5.00%, 4/01/20	1,415	1,466,647
Series 2014
5.00%, 5/01/25	2,165	2,211,439
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/22	$1,520	$1,572,881

		6,329,754

Massachusetts - 0.5%
Commonwealth of Massachusetts NATL Series 2000E
1.02%, 12/01/30(c)	1,925	1,755,336
NATL Series 2000F
0.93%, 12/01/30(c)	1,250	1,139,829

		2,895,165

Michigan - 1.1%
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) Series 2014D4
5.00%, 7/01/17	3,370	3,431,065
Michigan Finance Authority (Public Lighting Authority) Series 2014B
5.00%, 7/01/25	2,175	2,458,598

		5,889,663

New Jersey - 2.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P
5.00%, 6/15/20	1,350	1,429,987
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016
5.00%, 6/15/22	6,950	7,494,741
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A
5.00%, 12/15/19	5,000	5,276,850

		14,201,578

New York - 1.7%
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/18	7,935	8,302,073
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.) XLCA Series 2004A
0.963%, 1/01/39(c)	1,000	907,257

		9,209,330

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana DE Puerto Rico, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2012
5.00%, 10/01/19	$1,000	$1,012,940

Texas - 0.6%
Central Texas Turnpike System Series 2015A
5.00%, 8/15/42	2,850	3,109,236

Washington - 0.4%
Port of Seattle WA Series 2010C
5.00%, 2/01/18	2,405	2,502,042

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A
5.00%, 1/01/24	1,135	1,215,744

Total Long-Term Municipal Bonds (cost $349,347,265)		354,640,948

Short-Term Municipal Notes - 0.5%
California - 0.5%
California Statewide Communities Development Authority (Irvine Apartment Communities LP) Series 2008W
0.74%, 9/15/29 (d) (cost $2,500,000)	2,500	2,500,000

Total Municipal Obligations (cost $351,847,265)		357,140,948

	Shares
INVESTMENT COMPANIES - 18.3%
Funds and Investment Trusts - 18.3% (e)
AB Pooling Portfolio-Multi-Asset Real Return Portfolio	1,494,040	9,517,034
iShares Core MSCI Emerging Markets ETF	124,678	5,292,581
SPDR S&P 500 ETF Trust	366,079	81,829,639
Vanguard Mid-Cap ETF	26,350	3,468,450

Total Investment Companies (cost $97,356,028)		100,107,704

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 2.6%
United States - 2.6%
U.S. Treasury Notes
1.00%, 11/30/18	$6,530	6,509,085
1.625%, 11/30/20 (f)	1,200	1,195,172
1.625%, 10/31/23	1,300	1,250,691
2.125%, 11/30/23	5,657	5,619,432

Company	Shares	U.S. $ Value

Total Governments - Treasuries (cost $14,557,934)		$14,574,380

SHORT-TERM INVESTMENTS - 14.2%
Investment Companies - 9.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (e)(g) (cost $52,511,938)	52,511,938	52,511,938

	Principal Amount (000)
U.S. Treasury Bills - 4.6%
U.S. Treasury Bill
Zero Coupon, 1/05/17-2/23/17	$15,200	15,196,017
Zero Coupon, 3/23/17 (h)	10,200	10,188,284

Total U.S. Treasury Bills (cost $25,384,301)		25,384,301

Total Short-Term Investments (cost $77,896,239)		77,896,239

Total Investments - 100.3% (cost $541,657,466) (i)		549,719,271
Other assets less liabilities - (0.3)%		(1,725,234)

Net Assets - 100.0%		$547,994,037

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	665	March 2017	$22,370,489	$22,939,411	$568,922
FTSE 100 Index Futures	92	March 2017	7,729,019	7,993,345	264,326
Mini MSCI EAFE Futures	154	March 2017	12,982,514	12,902,120	(80,394)
Mini MSCI Emerging Market Futures	55	March 2017	2,416,812	2,361,975	(54,837)
Russell 2000 Mini Futures	126	March 2017	8,509,707	8,548,470	38,763
S&P 500 E Mini Futures	164	March 2017	18,203,234	18,336,840	133,606
S&P Mid 400 E Mini Futures	12	March 2017	2,001,242	1,990,920	(10,322)
TOPIX Index Futures	137	March 2017	17,499,025	17,793,882	294,857
Sold Contracts
Hang Seng Index Futures	11	January 2017	1,528,616	1,557,689	(29,073)
S&P TSX 60 Index Futures	29	March 2017	3,841,496	3,874,442	(32,946)
SPI 200 Futures	32	March 2017	3,173,469	3,250,890	(77,421)

					$1,015,481

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,349	GBP	1,872	2/16/17	$(39,609)
Barclays Bank PLC	USD	977	GBP	789	2/16/17	(3,220)
BNP Paribas SA	AUD	18,236	USD	13,341	2/16/17	194,278
BNP Paribas SA	EUR	1,004	USD	1,071	2/16/17	12,524
BNP Paribas SA	GBP	1,596	USD	1,991	2/16/17	22,066
BNP Paribas SA	JPY	1,226,970	USD	11,241	2/16/17	719,499
BNP Paribas SA	USD	6,471	CAD	8,707	2/16/17	17,352
BNP Paribas SA	USD	2,349	GBP	1,872	2/16/17	(39,605)
BNP Paribas SA	USD	8,388	JPY	937,255	2/16/17	(350,865)
Brown Brothers Harriman & Co.	JPY	424,661	USD	3,841	2/16/17	199,685
Brown Brothers Harriman & Co.	USD	1,759	JPY	185,034	2/16/17	(172,640)
Credit Suisse International	CHF	6,844	USD	6,964	2/16/17	223,987
Credit Suisse International	EUR	3,923	USD	4,197	2/16/17	58,896
Credit Suisse International	JPY	88,115	USD	811	2/16/17	55,297
Credit Suisse International	SEK	12,236	USD	1,353	2/16/17	6,041
Credit Suisse International	USD	4,520	CAD	5,999	2/16/17	(49,556)
Credit Suisse International	USD	18,460	JPY	1,911,325	2/16/17	(2,070,570)
Goldman Sachs Bank USA	JPY	634,673	USD	5,752	2/16/17	309,611
JPMorgan Chase Bank, NA	GBP	2,241	USD	2,770	2/16/17	5,521
Morgan Stanley & Co., Inc.	USD	11,239	EUR	10,188	2/16/17	(492,917)
Societe Generale	CAD	10,311	USD	7,653	2/16/17	(30,773)
State Street Bank & Trust Co.	USD	10,455	AUD	13,880	2/16/17	(449,327)
UBS AG	JPY	81,122	USD	789	2/16/17	93,872

						$(1,780,453)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,000	10/23/17	1.658%	CPI	#	$(201,868)
Barclays Bank PLC	10,000	10/23/19	1.873%	CPI	#	(151,110)
Barclays Bank PLC	5,000	10/23/26	2.31%	CPI	#	(180,421)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(38,763)
Citibank, NA	7,280	12/14/20	1.548%	CPI	#	189,195
Citibank, NA	7,000	11/04/23	1.90%	CPI	#	161,673
Citibank, NA	6,400	10/23/21	2.039%	CPI	#	(135,702)
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	118,814
Deutsche Bank AG	3,700	7/15/20	1.265%	CPI	#	158,436
JPMorgan Chase Bank, NA	4,000	11/04/26	2.015%	CPI	#	119,284

						$39,538

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$3,100	3/01/23	0.904%	SIFMA	*	$133,374
JPMorgan Chase Bank, NA	5,000	10/14/22	1.194%	SIFMA	*	107,926

						$241,300

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG MSCI Emerging Markets Index	20,565	LIBOR Plus 0.28%	$8,290	11/15/17	$(496,160)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $1,710,053 or 0.3% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of these securities amounted to $3,802,422 or 0.69% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,022,381 and gross unrealized depreciation of investments was $(2,960,576), resulting in net unrealized appreciation of $8,061,805.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.8% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$347,713,431		$6,927,517		$354,640,948
Short-Term Municipal Notes		– 0	–	2,500,000		– 0	–	2,500,000
Investment Companies		100,107,704		– 0	–	– 0	–	100,107,704
Governments - Treasuries		– 0	–	14,574,380		– 0	–	14,574,380
Short-Term Investments:
Investment Companies		52,511,938		– 0	–	– 0	–	52,511,938
U.S. Treasury Bills		– 0	–	25,384,301		– 0	–	25,384,301

Total Investments in Securities		152,619,642		390,172,112		6,927,517		549,719,271

Other Financial Instruments (a):
Assets:
Futures		172,369		1,128,105		– 0	–	1,300,474
Forward Currency Exchange Contracts		– 0	–	1,918,629		– 0	–	1,918,629
Inflation (CPI) Swaps		– 0	–	747,402		– 0	–	747,402
Interest Rate Swaps		– 0	–	241,300		– 0	–	241,300
Liabilities:
Futures		(178,499)		(106,494)		– 0	–	(284,993)
Forward Currency Exchange Contracts		– 0	–	(3,699,082)		– 0	–	(3,699,082)
Inflation (CPI) Swaps		– 0	–	(707,864)		– 0	–	(707,864)
Total Return Swaps		– 0	–	(496,160)		– 0	–	(496,160)

Total (b)		$152,613,512		$389,197,948		$6,927,517		$548,738,977

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$5,241,622		$5,241,622
Accrued discounts/(premiums)	(12,390)		(12,390)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(158,214)		(158,214)
Purchases	1,856,499		1,856,499
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	6,927,517		6,927,517

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(158,214)		$(158,214)

As of December 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended December 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 12/31/16 (000)	Dividend Income (000)	Realized Gains (000)
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	$9,294	$239	$0	$0	$(16)	$9,517	$239	$0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$59,625	$44,086	$51,199	$52,512	$34

Sanford c. Bernstein Fund, Inc.

Tax - Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 65.7%
Long-Term Municipal Bonds - 65.4%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue Series 2013D
5.00%, 10/01/22	$1,000	$1,082,190

Arizona - 0.7%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport) Series 2010A
5.00%, 7/01/22	2,575	2,857,040

Colorado - 1.2%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2011A
5.75%, 11/15/20	3,150	3,584,227
Plaza Metropolitan District No 1 Series 2013
5.00%, 12/01/22 (a)	600	643,980
Regional Transportation District (Denver Transit Partners LLC) Series 2010
5.375%, 7/15/25	1,100	1,185,679

		5,413,886

District of Columbia - 0.5%
Metropolitan Washington Airports Authority Series 2010B
5.00%, 10/01/21	2,100	2,306,304

Florida - 2.0%
Broward County School Board/FL COP Series 2011A
5.00%, 7/01/18	3,500	3,691,415
Citizens Property Insurance Corp. Series 2012A-1
5.00%, 6/01/21	2,840	3,173,359
County of Lee FL Airport Revenue (Southwest Florida Intl Airport) AGM Series 2010A
5.00%, 10/01/17	1,710	1,757,880
State of Florida Lottery Revenue Series 2010C
5.00%, 7/01/18	170	179,452

		8,802,106

Illinois - 1.7%
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A
5.00%, 4/01/18	475	476,235
State of Illinois Series 2010
5.00%, 1/01/18	160	163,914
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,139,481

	Principal Amount (000)	U.S. $ Value
State of Illinois (State of Illinois Sales Tax) Series 2010
5.00%, 6/15/20	$1,685	$1,844,772

		7,624,402

Michigan - 1.3%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System) AGM Series 2014C
5.00%, 7/01/26	5,055	5,728,579

New Jersey - 2.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2015X
5.00%, 6/15/21	4,555	4,837,729
New Jersey Transit Corp. Series 2014A
5.00%, 9/15/21	2,410	2,612,898
New Jersey Turnpike Authority AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,064,237

		10,514,864

New York - 53.6%
Albany County Airport Authority AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,888,448
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014
5.25%, 11/01/29	1,000	988,900
Central Islip Union Free School District Series 2013
5.00%, 7/15/19	750	814,673
City of New York NY Series 2010B
5.00%, 8/01/19	1,275	1,384,816
Series 2010H-2
5.00%, 6/01/19	1,220	1,319,589
Series 2014A
5.00%, 8/01/28	1,285	1,486,154
Series 2014J
5.00%, 8/01/27	1,085	1,258,871
Series 2016E
5.00%, 8/01/19	4,485	4,871,293
City of Yonkers NY AGM Series 2015A
5.00%, 3/15/21	2,000	2,225,680
County of Nassau NY Series 2011A
5.00%, 4/01/20	2,050	2,243,909
Series 2014A
5.00%, 4/01/25	4,775	5,479,026

	Principal Amount (000)	U.S. $ Value
County of Westchester NY
Series 2016A
5.00%, 1/01/21-1/01/23	$10,435	$12,022,709
Hempstead Town Local Development Corp. (Hofstra University) Series 2013
5.00%, 7/01/21	700	786,205
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
4.75%, 1/01/20 (b)	385	376,415
Metropolitan Transportation Authority Series 2011C
5.00%, 11/15/25	6,505	7,356,179
Series 2012
5.00%, 11/15/22	2,650	3,044,850
Series 2012F
5.00%, 11/15/25	1,000	1,139,580
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2012A
5.00%, 11/15/23 - 11/15/26	9,840	11,376,877
Series 2016A
5.00%, 11/15/25	1,375	1,653,933
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014
5.00%, 7/01/20	1,000	1,094,240
New York City Municipal Water Finance Authority Series 2010FF
5.00%, 6/15/25	500	550,210
Series 2011GG
5.00%, 6/15/26	8,070	9,098,199
Series 2015G
5.00%, 6/15/27	2,885	3,428,534
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2009B
5.00%, 11/01/18	4,525	4,830,528
Series 2010I-2
5.00%, 11/01/19	2,000	2,191,520
Series 2011B
5.00%, 2/01/21	4,110	4,629,298
Series 2012D
5.00%, 11/01/22	1,220	1,418,726
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,082,190
Series 2013I
5.00%, 5/01/22	2,270	2,615,857
Series 2014B
5.00%, 11/01/26	4,000	4,685,640
Series 2014C
5.00%, 11/01/17 (Pre-refunded/ETM)	2,360	2,436,275
5.00%, 11/01/17	980	1,012,173
Series 2015C
4.00%, 11/01/17	2,885	2,956,144
5.00%, 11/01/28	2,145	2,512,181

	Principal Amount (000)	U.S. $ Value
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.) Series 2016A
5.00%, 12/01/26	$5,575	$6,576,604
New York State Dormitory Authority Series 2008A
5.00%, 3/15/18 (Pre-refunded/ETM)	4,635	4,852,799
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A
5.00%, 7/01/18	645	678,701
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2009A
5.00%, 7/01/24	3,440	3,730,405
AGM Series 2015
5.00%, 10/01/22	2,725	3,137,347
New York State Dormitory Authority (New York State Sales Tax) Series 2015A
5.00%, 3/15/21-3/15/23	12,235	13,995,773
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,577,291
Series 2014A
5.00%, 2/15/18-2/15/28	3,060	3,446,996
Series 2014C
5.00%, 3/15/29	3,000	3,490,920
New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A
5.00%, 7/01/21	1,000	1,126,350
Series 2015A
5.00%, 7/01/18	3,440	3,630,232
New York State Dormitory Authority (State University of New York) Series 2012A
5.00%, 7/01/26	1,965	2,225,186
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2012D
5.00%, 6/15/20	1,745	1,944,907
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2011A
5.00%, 4/01/23	1,590	1,781,516
Series 2012A
5.00%, 4/01/20	1,975	2,188,715
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,695,848
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/25	4,500	5,026,050

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2010A
5.00%, 3/15/18	$3,890	$4,069,951
Series 2013C
5.00%, 3/15/20	1,970	2,177,736
Series 2016A
5.00%, 3/15/22	3,965	4,559,552
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016
5.00%, 8/01/26-8/01/31	4,170	4,282,791
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015
5.00%, 1/01/22	1,755	1,963,073
Niagara Falls City School District Series 2016
5.00%, 6/15/18-6/15/19	3,855	4,109,686
Niagara Frontier Transportation Authority AGM Series 2004A2
1.51%, 4/01/24 (c)	1,125	1,073,456
Port Authority of New York & New Jersey Series 2013-178
5.00%, 12/01/23	2,515	2,889,106
Series 2013-180
5.00%, 6/01/21	2,500	2,833,925
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,379,185
Series 2015E
5.00%, 10/15/23	1,000	1,147,550
Sales Tax Asset Receivable Corp. Series 2014A
5.00%, 10/15/18-10/15/25	5,740	6,605,593
Schenectady County Capital Resource Corp. (Ellis Hospital) Series 2012
1.75%, 2/15/18	200	200,056
State of New York Series 2011A
5.00%, 2/15/18	7,850	8,192,417
Town of Oyster Bay NY Series 2016C
4.00%, 6/01/18	1,550	1,554,588
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,680,699
Utility Debt Securitization Authority Series 2015
5.00%, 12/15/24	1,500	1,742,790
Series 2016A
5.00%, 6/15/27	2,450	2,932,184
Series 2016B
5.00%, 12/15/20	5,185	5,548,002

		237,307,802

Ohio - 0.1%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D
4.25%, 8/01/29	210	189,686

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.) Series 2016B
4.375%, 6/01/33	$300	$270,975

		460,661

Pennsylvania - 1.0%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking) Series 2009
5.25%, 9/01/23	200	222,274
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax) AGM Series 2010
5.00%, 2/01/24	4,000	4,397,160

		4,619,434

Washington - 0.6%
Port of Seattle WA Series 2010C
5.00%, 2/01/21	2,300	2,543,823

Total Long-Term Municipal Bonds (cost $284,428,875)		289,261,091

Short-Term Municipal Notes - 0.3%
New York - 0.3%
New York State Housing Finance Agency (160 Madison Ave LLC) Series 2013A
0.75%, 11/01/46 (d) (cost $1,500,000)	1,500	1,500,000

Total Municipal Obligations (cost $285,928,875)		290,761,091

	Shares
INVESTMENT COMPANIES - 18.4%
Funds and Investment Trusts - 18.4% (e)
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	1,201,831	7,655,664
iShares Core MSCI Emerging Markets ETF	101,837	4,322,981
SPDR S&P 500 ETF Trust	299,535	66,955,058
Vanguard Mid-Cap ETF	19,220	2,529,929

Total Investment Companies (cost $79,221,238)		81,463,632

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 3.4%
United States - 3.4%
U.S. Treasury Notes
1.00%, 11/30/18	$6,620	$6,598,796
1.625%, 11/30/20 (f)	1,000	995,977
1.625%, 10/31/23	2,200	2,116,554
2.125%, 11/30/23	5,286	5,250,896

Total Governments - Treasuries (cost $14,957,756)		14,962,223

	Shares
SHORT-TERM INVESTMENTS - 13.0%
Investment Companies - 8.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (e)(g) (cost $36,759,701)	36,759,701	36,759,701

	Principal Amount (000)
U.S. Treasury Bills - 4.7%
U.S. Treasury Bill
Zero Coupon, 1/05/17-2/23/17	$13,000	12,996,096
Zero Coupon, 3/23/17 (h)	8,000	7,990,811

Total U.S. Treasury Bills (cost $20,986,907)		20,986,907

Total Short - Term Investments (cost $57,746,608)		57,746,608

Total Investments - 100.5% (cost $437,854,477) (i)		444,933,554
Other assets less liabilities - (0.5)%		(2,409,841)

Net Assets - 100.0%		$442,523,713

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	531	March 2017	$17,862,618	$18,317,033	$454,415
FTSE 100 Index Futures	73	March 2017	6,132,808	6,342,545	209,737
Mini MSCI EAFE Futures	135	March 2017	11,380,775	11,310,300	(70,475)
Mini MSCI Emerging Market Futures	45	March 2017	1,977,392	1,932,525	(44,867)
Russell 2000 Mini Futures	104	March 2017	7,023,635	7,055,880	32,245

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 E Mini Futures	131	March 2017	$14,540,006	$14,647,110	$107,104
S&P Mid 400 E Mini Futures	11	March 2017	1,833,669	1,825,010	(8,659)
TOPIX Index Futures	110	March 2017	14,052,504	14,287,059	234,555
Sold Contracts
Hang Seng Index Futures	12	January 2017	1,667,581	1,699,297	(31,716)
S&P TSX 60 Index Futures	24	March 2017	3,179,083	3,206,435	(27,352)
SPI 200 Futures	27	March 2017	2,677,614	2,742,938	(65,324)

					$789,663

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,913	GBP	1,525	2/16/17	$(32,258)
Barclays Bank PLC	USD	791	GBP	639	2/16/17	(2,608)
BNP Paribas SA	AUD	14,798	USD	10,825	2/16/17	157,644
BNP Paribas SA	EUR	791	USD	844	2/16/17	9,867
BNP Paribas SA	GBP	1,413	USD	1,762	2/16/17	19,530
BNP Paribas SA	JPY	996,973	USD	9,134	2/16/17	584,666
BNP Paribas SA	USD	5,236	CAD	7,046	2/16/17	14,041
BNP Paribas SA	USD	1,913	GBP	1,525	2/16/17	(32,255)
BNP Paribas SA	USD	6,573	JPY	733,320	2/16/17	(284,610)
Brown Brothers Harriman & Co.	JPY	350,698	USD	3,172	2/16/17	164,907
Brown Brothers Harriman & Co.	USD	1,429	JPY	150,278	2/16/17	(140,212)
Credit Suisse International	CHF	5,634	USD	5,733	2/16/17	184,388
Credit Suisse International	EUR	3,491	USD	3,742	2/16/17	58,694
Credit Suisse International	JPY	71,523	USD	658	2/16/17	44,884
Credit Suisse International	SEK	10,001	USD	1,106	2/16/17	4,938
Credit Suisse International	USD	3,674	CAD	4,876	2/16/17	(40,275)
Credit Suisse International	USD	14,793	JPY	1,531,689	2/16/17	(1,659,303)
Goldman Sachs Bank USA	JPY	522,876	USD	4,739	2/16/17	254,990
JPMorgan Chase Bank, NA	GBP	1,846	USD	2,282	2/16/17	4,548
Morgan Stanley & Co., Inc.	USD	9,147	EUR	8,291	2/16/17	(400,903)
Societe Generale	CAD	8,342	USD	6,192	2/16/17	(24,897)
State Street Bank & Trust Co.	USD	8,414	AUD	11,170	2/16/17	(361,608)
State Street Bank & Trust Co.	USD	281	JPY	32,732	2/16/17	(476)
UBS AG	JPY	64,346	USD	626	2/16/17	74,459

						$(1,401,849)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(134,579)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(90,666)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(144,337)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(38,763)
Citibank, NA	7,000	11/04/23	1.900%	CPI	#	161,672

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$5,700	12/14/20	1.548%	CPI	#	$148,134
Citibank, NA	3,800	10/23/21	2.039%	CPI	#	(80,573)
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	118,814
Deutsche Bank AG	2,900	7/15/20	1.265%	CPI	#	124,180
JPMorgan Chase Bank, NA	3,000	11/04/26	2.015%	CPI	#	89,463

						$153,345

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,450	6/07/22	0.906%	SIFMA	*	$188,159

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	16,705	LIBOR Plus 0.28%	$6,734	11/15/17	$(403,032)
Goldman Sachs International
Standard and Poor’s Midcap 400 Index	93	LIBOR Minus 0.22%	226	3/15/17	(1,290)

					$(404,322)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of this security amounted to $643,980 or 0.1% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	11/13/14	$385,000	$376,415	0.09%

(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2016 and the aggregate market value of this security amounted to $1,073,456 or 0.24% of net assets.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,153,415 and gross unrealized depreciation of investments was $(2,074,338), resulting in net unrealized appreciation of $7,079,077.

As of December 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.6% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations:
Long-Term Municipal Bonds	$	– 0	–	$284,249,833		$5,011,258		$289,261,091
Short-Term Municipal Notes		– 0	–	1,500,000		– 0	–	1,500,000
Investment Companies		81,463,632		– 0	–	– 0	–	81,463,632
Governments - Treasuries		– 0	–	14,962,223		– 0	–	14,962,223
Short-Term Investments:
Investment Companies		36,759,701		– 0	–	– 0	–	36,759,701
U.S. Treasury Bills		– 0	–	20,986,907		– 0	–	20,986,907

Total Investments in Securities		118,223,333		321,698,963		5,011,258		444,933,554

Other Financial Instruments (a):
Assets:
Futures		139,349		898,707		– 0	–	1,038,056
Forward Currency Exchange Contracts		– 0	–	1,577,556		– 0	–	1,577,556
Inflation (CPI) Swaps		– 0	–	642,263		– 0	–	642,263
Interest Rate Swaps		– 0	–	188,159		– 0	–	188,159
Liabilities:
Futures		(151,353)		(97,040)		– 0	–	(248,393)
Forward Currency Exchange Contracts		– 0	–	(2,979,405)		– 0	–	(2,979,405)
Inflation (CPI) Swaps		– 0	–	(488,918)		– 0	–	(488,918)
Total Return Swaps		– 0	–	(404,322)		– 0	–	(404,322)

Total (b)		$118,211,329		$321,035,963		$5,011,258		$444,258,550

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$5,159,009		$5,159,009
Accrued discounts/(premiums)	(28,898)		(28,898)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(53,853)		(53,853)
Purchases	– 0	–	– 0	–
Sales	(65,000)		(65,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/16	$5,011,258		$5,011,258

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(53,853)		$(53,853)

As of December 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the three months ended December 31, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)	Market Value 12/31/16 (000)	Income (000)	Realized Gains (000)
AB Pooling Portfolio-AB Multi-Asset Real Return Portfolio	$7,476	$193	$	– 0	–	$	– 0	–	$(13)	$7,656	$192	$	– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/16 (000)	Dividend Income (000)
$51,296	$37,413	$51,949	$36,760	$30

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2017